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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                               GE U.S. EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                      NUMBER OF
                                                                                                       SHARES        VALUE
                                                                                                      ---------  ------------
COMMON STOCK - 95.2%
AEROSPACE & DEFENSE - 2.3%
CAE, Inc.                                                                                               177,187  $  1,052,732
Hexcel Corp.                                                                                             49,413       470,906 (a)
Honeywell International Inc.                                                                             39,271     1,233,109
ITT Corp.                                                                                                38,901     1,731,095
Rockwell Collins, Inc.                                                                                   21,136       882,005
United Technologies Corp.                                                                                19,233       999,347
                                                                                                                 ------------
                                                                                                                    6,369,194
                                                                                                                 ------------
AUTOMOBILES - 0.1%
Toyota Motor Corp. ADR                                                                                    2,481       187,390
                                                                                                                 ------------
BEVERAGES - 3.9%
Molson Coors Brewing Co. (Class B)                                                                       15,852       671,015
Pepsi Bottling Group, Inc.                                                                               50,022     1,692,744
PepsiCo, Inc.                                                                                           156,820     8,618,827 (h)
                                                                                                                 ------------
                                                                                                                   10,982,586
                                                                                                                 ------------
BIOTECHNOLOGY - 4.6%
Amgen Inc.                                                                                              150,046     7,943,435 (a, h)
Gilead Sciences, Inc.                                                                                   103,826     4,863,210 (a)
                                                                                                                 ------------
                                                                                                                   12,806,645
                                                                                                                 ------------
CAPITAL MARKETS - 7.4%
Ameriprise Financial, Inc.                                                                               47,637     1,156,150
Morgan Stanley                                                                                           33,465       954,087
State Street Corp.                                                                                      176,252     8,319,094 (e, h)
The Bank of New York Mellon Corp.                                                                        66,930     1,961,718
The Charles Schwab Corp.                                                                                 91,092     1,597,754
The Goldman Sachs Group, Inc                                                                             44,298     6,531,297
                                                                                                                 ------------
                                                                                                                   20,520,100
                                                                                                                 ------------

CHEMICALS - 1.8%
Monsanto Co.                                                                                             41,230     3,065,038
Potash Corp of Saskatchewan Inc.                                                                          8,807       819,491
Praxair, Inc.                                                                                             9,772       694,496
The Mosaic Company                                                                                        8,469       375,177
                                                                                                                 ------------
                                                                                                                    4,954,202
                                                                                                                 ------------
COMMERCIAL BANKS - 0.8%
SunTrust Banks, Inc.                                                                                     50,677       833,637
US Bancorp                                                                                               29,943       536,579
Wells Fargo & Co.                                                                                        35,227       854,607
                                                                                                                 ------------
                                                                                                                    2,224,823
                                                                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Corrections Corporation of America                                                                       57,755       981,257 (a)
Iron Mountain Inc.                                                                                       53,102     1,526,682 (a)
                                                                                                                 ------------
                                                                                                                    2,507,939
                                                                                                                 ------------
COMMUNICATIONS EQUIPMENT - 6.3%
Cisco Systems, Inc.                                                                                     350,704     6,537,123 (a)
QUALCOMM Inc.                                                                                           157,076     7,099,835
Research In Motion Ltd.                                                                                  53,415     3,795,136 (a)
                                                                                                                 ------------
                                                                                                                   17,432,094
                                                                                                                 ------------
COMPUTERS & PERIPHERALS - 2.4%
Hewlett-Packard Co.                                                                                     109,948     4,249,490
International Business Machines Corp.                                                                    23,250     2,427,765
                                                                                                                 ------------
                                                                                                                    6,677,255
                                                                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES - 4.3%
Bank of America Corp.                                                                                   219,379     2,895,803
CME Group Inc.                                                                                           10,641     3,310,522
JPMorgan Chase & Co.                                                                                    166,264     5,671,265
                                                                                                                 ------------
                                                                                                                   11,877,590
                                                                                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc.                                                                                                84,576     2,100,868
Verizon Communications Inc.                                                                              40,158     1,234,055
                                                                                                                 ------------
                                                                                                                    3,334,923
                                                                                                                 ------------

ELECTRIC UTILITIES - 1.3%
American Electric Power Comapny Inc.                                                                     12,682       366,383
Edison International                                                                                     47,908     1,507,186
Entergy Corp.                                                                                             5,284       409,616
FPL Group, Inc.                                                                                          14,300       813,098
Northeast Utilities                                                                                      24,257       541,174
                                                                                                                 ------------
                                                                                                                    3,637,457
                                                                                                                 ------------
ELECTRICAL EQUIPMENT - 0.7%
ABB Ltd. ADR                                                                                             91,589     1,445,274
Emerson Electric Co.                                                                                     16,915       548,046
                                                                                                                 ------------
                                                                                                                    1,993,320
                                                                                                                 ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Corning Inc.                                                                                             98,584     1,583,259
                                                                                                                 ------------
ENERGY EQUIPMENT & SERVICES - 4.9%
Halliburton Co.                                                                                          59,885     1,239,619
National Oilwell Varco, Inc.                                                                             16,556       540,719 (a)
Schlumberger Ltd.                                                                                       102,869     5,566,242
Transocean Ltd.                                                                                          86,139     6,399,266 (a)
                                                                                                                 ------------
                                                                                                                   13,745,846
                                                                                                                 ------------
FOOD & STAPLES RETAILING - 0.4%
Wal-Mart Stores, Inc.                                                                                    23,345     1,130,832
                                                                                                                 ------------
FOOD PRODUCTS - 1.7%
Archer-Daniels-Midland Co.                                                                               13,386       358,343
Kraft Foods Inc. (Class A)                                                                               69,353     1,757,405
McCormick & Company Inc.                                                                                 60,920     1,981,728
Nestle S.A. ADR                                                                                          17,613       662,601
                                                                                                                 ------------
                                                                                                                    4,760,077
                                                                                                                 ------------
HEALTHCARE EQUIPMENT & SUPPLIES - 3.5%
Baxter International Inc.                                                                                 6,892       365,000
Becton Dickinson & Co.                                                                                    9,088       648,065
Boston Scientific Corp.                                                                                 132,099     1,339,484 (a)
Covidien Plc                                                                                             99,134     3,711,577
Hologic, Inc.                                                                                            60,150       855,934 (a)
Medtronic, Inc.                                                                                          38,795     1,353,558
ResMed, Inc.                                                                                             37,793     1,539,309 (a)
                                                                                                                 ------------
                                                                                                                    9,812,927
                                                                                                                 ------------

HEALTHCARE PROVIDERS & SERVICES - 2.4%
Aetna Inc.                                                                                               25,513       639,101
Cardinal Health, Inc.                                                                                    48,613     1,485,127
Express Scripts, Inc.                                                                                    32,649     2,244,619 (a)
McKesson Corp.                                                                                           10,568       464,992
UnitedHealth Group, Inc.                                                                                 78,268     1,955,135
                                                                                                                 ------------
                                                                                                                    6,788,974
                                                                                                                 ------------
HOTELS RESTAURANTS & LEISURE - 0.4%
Carnival Corp.                                                                                           46,764     1,205,108
                                                                                                                 ------------
HOUSEHOLD PRODUCTS - 0.7%
Clorox Co.                                                                                                5,284       295,006
Kimberly-Clark Corp.                                                                                     14,091       738,791
The Procter & Gamble Co.                                                                                 20,065     1,025,321
                                                                                                                 ------------
                                                                                                                    2,059,118
                                                                                                                 ------------
INDUSTRIAL CONGLOMERATES - 0.3%
Textron, Inc.                                                                                            93,041       898,776
                                                                                                                 ------------
INSURANCE - 3.2%
ACE Ltd.                                                                                                 54,703     2,419,514
Aflac Inc.                                                                                               36,742     1,142,309
AON Corp.                                                                                                23,250       880,478
Chubb Corp.                                                                                               7,045       280,955
MetLife, Inc.                                                                                            48,260     1,448,283
PartnerRe Ltd.                                                                                            6,974       452,961
Principal Financial Group, Inc.                                                                           5,636       106,182
Prudential Financial, Inc.                                                                               36,156     1,345,726
The Travelers Companies, Inc.                                                                            19,727       809,596
                                                                                                                 ------------
                                                                                                                    8,886,004
                                                                                                                 ------------
INTERNET SOFTWARE & SERVICES - 1.3%
Baidu, Inc ADR                                                                                            4,730     1,424,156 (a)
Google Inc. (Class A)                                                                                     5,033     2,121,862 (a)
                                                                                                                 ------------
                                                                                                                    3,546,018
                                                                                                                 ------------
IT SERVICES - 3.3%
Affiliated Computer Services, Inc. (Class A)                                                             31,082     1,380,662 (a)
Cognizant Technology Solutions Corp. (Class A)                                                           46,041     1,229,295 (a)
Metavante Technologies, Inc.                                                                             16,318       421,983 (a)
Paychex, Inc.                                                                                            38,650       973,980
The Western Union Co.                                                                                   282,650     4,635,460
Visa, Inc. (Class A)                                                                                      6,292       391,740
                                                                                                                 ------------
                                                                                                                    9,033,120
                                                                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES - 0.9%
Life Technologies Corp.                                                                                  27,327     1,140,082 (a)
Thermo Fisher Scientific, Inc.                                                                           33,482     1,365,061 (a)
                                                                                                                 ------------
                                                                                                                    2,505,143
                                                                                                                 ------------
MACHINERY - 0.7%
Deere & Co.                                                                                              28,650     1,144,567
Eaton Corp.                                                                                              16,204       722,860
                                                                                                                 ------------
                                                                                                                    1,867,427
                                                                                                                 ------------
MEDIA - 5.0%
Comcast Corp. (Class A)                                                                                 251,889     3,551,635
Liberty Global, Inc. (Series C)                                                                          51,893       820,428 (a)
Liberty Media Corp - Entertainment (Series A)                                                            62,439     1,670,243 (a)
Omnicom Group Inc.                                                                                      135,307     4,272,995
The Walt Disney Co.                                                                                      29,942       698,547
Time Warner Inc.                                                                                        108,498     2,733,065
Viacom, Inc. (Class B)                                                                                   10,568       239,894 (a)
                                                                                                                 ------------
                                                                                                                   13,986,807
                                                                                                                 ------------
METALS & MINING - 1.8%
Allegheny Technologies Inc.                                                                              57,302     2,001,559
Barrick Gold Corp.                                                                                       21,136       709,113
Freeport-McMoRan Copper & Gold Inc.                                                                      45,344     2,272,188
                                                                                                                 ------------
                                                                                                                    4,982,860
                                                                                                                 ------------
MULTILINE RETAIL - 0.9%
Kohl's Corp.                                                                                             12,206       521,806 (a)
Target Corp.                                                                                             52,289     2,063,847
                                                                                                                 ------------
                                                                                                                    2,585,653
                                                                                                                 ------------
MULTI-UTILITIES - 0.8%
Dominion Resources, Inc.                                                                                 64,311     2,149,274
                                                                                                                 ------------
OIL, GAS & CONSUMABLE FUELS - 7.7%
Apache Corp.                                                                                             22,144     1,597,690
Chevron Corp.                                                                                            26,783     1,774,374
Devon Energy Corp.                                                                                       31,058     1,692,661
Exxon Mobil Corp.                                                                                        92,866     6,492,262 (h)
Hess Corp.                                                                                                6,341       340,829
Marathon Oil Corp.                                                                                      140,108     4,221,454

Occidental Petroleum Corp.                                                                               34,988     2,302,560
Southwestern Energy Co.                                                                                  40,687     1,580,690 (a)
Suncor Energy, Inc.                                                                                      48,195     1,462,236
                                                                                                                 ------------
                                                                                                                   21,464,756
                                                                                                                 ------------
PAPER & FOREST PRODUCTS - 0.2%
Weyerhaeuser Co.                                                                                         14,091       428,789
                                                                                                                 ------------
PERSONAL PRODUCTS - 0.4%
Alberto-Culver Co.                                                                                       31,769       807,886
Avon Products, Inc.                                                                                       7,376       190,153
The Estee Lauder Companies Inc. (Class A)                                                                 5,989       195,661
                                                                                                                 ------------
                                                                                                                    1,193,700
                                                                                                                 ------------
PHARMACEUTICALS - 2.4%
Abbott Laboratories                                                                                      29,201     1,373,615
Bristol-Myers Squibb Co.                                                                                135,250     2,746,928
Merck & Company Inc.                                                                                     10,568       295,481
Pfizer Inc.                                                                                              32,408       486,120
Wyeth                                                                                                    37,781     1,714,880 (h)
                                                                                                                 ------------
                                                                                                                    6,617,024
                                                                                                                 ------------
PROFESSIONAL SERVICES - 0.1%
Monster Worldwide, Inc.                                                                                  30,083       355,280 (a)
                                                                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                                                   82,860       775,570 (a)
                                                                                                                 ------------
ROAD & RAIL - 0.5%
Union Pacific Corp.                                                                                      27,317     1,422,123
                                                                                                                 ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
Intel Corp.                                                                                             303,829     5,028,370
Kla-Tencor Corp.                                                                                         20,465       516,741
Lam Research Corp.                                                                                       26,420       686,920 (a)
MEMC Electronic Materials, Inc.                                                                           7,045       125,471 (a)
Microchip Technology Inc.                                                                                26,420       595,771
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                                      24,659       232,041
Texas Instruments Inc.                                                                                   29,943       637,786
                                                                                                                 ------------
                                                                                                                    7,823,100
                                                                                                                 ------------
SOFTWARE - 4.8%
Intuit, Inc.                                                                                             72,214     2,033,546 (a)

Microsoft Corp.                                                                                         438,715    10,428,256 (h)
Oracle Corp.                                                                                             42,272       905,466
                                                                                                                 ------------
                                                                                                                   13,367,268
                                                                                                                 ------------
SPECIALTY RETAIL - 2.6%
Bed Bath & Beyond, Inc.                                                                                 113,505     3,490,279 (a)
Lowe's Companies, Inc.                                                                                  125,898     2,443,680
O'Reilly Automotive, Inc.                                                                                12,324       469,298 (a)
Staples, Inc.                                                                                            41,093       828,846
                                                                                                                 ------------
                                                                                                                    7,232,103
                                                                                                                 ------------
TOBACCO - 1.1%
Altria Group, Inc.                                                                                       10,568       173,210
Philip Morris International Inc.                                                                         68,680     2,995,822
                                                                                                                 ------------
                                                                                                                    3,169,032
                                                                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
American Tower Corp. (Class A)                                                                           44,970     1,417,904 (a)
NII Holdings, Inc.                                                                                      142,887     2,724,855 (a)
                                                                                                                 ------------
                                                                                                                    4,142,759
                                                                                                                 ------------
TOTAL COMMON STOCK
   (COST $294,784,398)                                                                                            265,024,245
                                                                                                                 ------------
EXCHANGE TRADED FUNDS - 1.5%
Financial Select Sector SPDR Fund                                                                        69,831       835,877 (n)
Industrial Select Sector SPDR Fund                                                                      148,341     3,257,568 (n)
                                                                                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
   (COST $6,397,914)                                                                                                4,093,445
                                                                                                                 ------------
OTHER INVESTMENTS - 0.0%*
GEI Investment Fund
   (COST $112,627)                                                                                      112,627        61,945 (j)
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $301,294,939)                                                                                            269,179,635
                                                                                                                 ------------

SHORT-TERM INVESTMENTS - 3.3%
SHORT-TERM INVESTMENTS - 3.1%
GE Money Market Fund Institutional Class 0.28%                                                                      8,929,398 (d, o)
                                                                                                                 ------------

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
                                                                                                      ---------
TIME DEPOSIT - 0.2%
State Street Corp. 0.01%                                                                    07/01/09   $485,000       485,000 (e)
                                                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $9,414,398)                                                                                                9,414,398
                                                                                                                 ------------
TOTAL INVESTMENTS
   (Cost $310,709,337)                                                                                            278,594,033
                                                                                                                 ------------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.0)%*                                                                 (102,845)
                                                                                                                 -------------
NET ASSETS - 100.0%                                                                                              $278,491,188
                                                                                                                 =============

OTHER INFORMATION

The GE U.S. Equity Fund had the following long futures contracts open at June 30, 2009 (unadited):

                                                                      UNREALIZED
                                        NUMBER OF      CURRENT     (DEPRICIATION)/
DESCRIPTION            EXPIRATION DATE  CONTRACTS  NOTIONAL VALUE    APPRECIATION
-----------            ---------------  ---------  --------------  ---------------
S&P 500 Index Futures   September 2009       12       $2,746,500        $7,440

                               GE TAX EXEMPT FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT      VALUE
                                                                                                       ---------  -----------
MUNICIPAL BONDS AND NOTES - 94.6%
ARKANSAS - 1.0%
Arkansas Housing Development Agency
   8.38%                                                                                     07/01/11  $ 315,000  $   360,842 (k)
                                                                                                                  -----------
CALIFORNIA - 1.8%
City of San Diego CA
   8.88%                                                                                     02/01/11     80,000       86,656 (k)
Sacramento Municipal Utility District
   6.80%                                                                                     10/01/19     48,000       58,329 (k)
   9.00%                                                                                     04/01/13    435,000      506,431 (k)
                                                                                                                  -----------
                                                                                                                      651,416
                                                                                                                  -----------
COLORADO - 0.5%
City of Colorado Springs Co.
   8.50%                                                                                     11/15/11     55,000       59,681 (k)
Denver City & County Co.
   7.00%                                                                                     08/01/10    130,000      136,101 (k)
                                                                                                                  -----------
                                                                                                                      195,782
                                                                                                                  -----------
CONNECTICUT - 6.8%
City of New Haven (AMBAC Insured)
   5.38%                                                                                     12/01/12  1,000,000    1,082,660 (m)
Connecticut State Health & Educational Facility Authority
   7.00%                                                                                     07/01/12    200,000      215,414 (k)
Town of Fairfield CT
   5.00%                                                                                     01/01/21  1,000,000    1,141,880
                                                                                                                  -----------
                                                                                                                    2,439,954
                                                                                                                  -----------
FLORIDA - 5.9%
City of Gainesville
   8.13%                                                                                     10/01/14    130,000      149,308 (k)
City of Tampa
   5.00%                                                                                     10/01/26    615,000      618,050
Jacksonville Health Facilities Authority
   11.50%                                                                                    10/01/12    200,000      263,684 (k)
North Broward Hospital District
   5.25%                                                                                     01/15/12    740,000      793,472 (l)
State of Florida
   10.00%                                                                                    07/01/14    235,000      288,105 (k)
                                                                                                                  -----------
                                                                                                                    2,112,619
                                                                                                                  -----------
GEORGIA - 6.3%
Columbus Medical Center Hospital Authority
   7.75%                                                                                     07/01/10     50,000       51,477 (k)

Metropolitan Atlanta Rapid Transit Authority
   7.00%                                                                                     07/01/11    390,000      415,814 (k)
Municipal Electric Authority of Georgia
   5.25%                                                                                     01/01/19  1,000,000    1,058,970
Private Colleges & Universities Authority
   6.00%                                                                                     06/01/11    225,000      224,296
State of Georgia
   4.50%                                                                                     01/01/29    500,000      508,110
                                                                                                                  -----------
                                                                                                                    2,258,667
                                                                                                                  -----------
HAWAII - 1.6%
State of Hawaii (FSA Insured)
   5.75%                                                                                     02/01/14    500,000      572,770 (m)
                                                                                                                  -----------
IDAHO - 3.0%
Idaho Housing & Finance Assoc.
   5.00%                                                                                     07/15/17  1,000,000    1,088,820
                                                                                                                  -----------
ILLINOIS - 1.5%
Chicago Metropolitan Water Reclamation District-Greater Chicago
   5.00%                                                                                     12/01/10    500,000      528,580
                                                                                                                  -----------
INDIANA - 4.0%
Indiana Municipal Power Agency/IN
   5.50%                                                                                     01/01/27    500,000      507,005
Indiana Toll Road Commission
   9.00%                                                                                     01/01/15    580,000      713,487 (k)
Purdue University
   5.25%                                                                                     07/01/11    200,000      215,768
                                                                                                                  -----------
                                                                                                                    1,436,260
                                                                                                                  -----------
IOWA - 1.3%
Muscatine IA
   9.70%                                                                                     01/01/13    400,000      466,656 (k)
                                                                                                                  -----------
KENTUCKY - 1.5%
Kentucky State Property & Buildings Commission
   5.25%                                                                                     02/01/27    500,000      523,730
                                                                                                                  -----------
MAINE - 1.5%
University of Maine (FSA Insured)
   5.38%                                                                                     03/01/12    500,000      551,570 (m)
                                                                                                                  -----------
MARYLAND - 1.6%
County of Prince Georges MD (FSA Insured)
   5.50%                                                                                     05/15/12    500,000      557,085 (m)
                                                                                                                  -----------
MASSACHUSETTS - 2.1%
Commonwealth of Massachusetts (FSA Insured)
   5.25%                                                                                     12/15/12    500,000      558,375 (m)
Massachusetts Port Authority
   13.00%                                                                                    07/01/13    150,000      186,221 (k)
                                                                                                                  -----------
                                                                                                                      744,596
                                                                                                                  -----------
MICHIGAN - 1.4%
Detroit MI (FSA Insured)
   5.25%                                                                                     07/01/22    500,000      511,830 (m)
                                                                                                                  -----------

MINNESOTA - 0.3%
Western Minnesota Municipal Power Agency
   6.63%                                                                                     01/01/16    100,000      114,724 (k)
                                                                                                                  -----------
MISSISSIPPI - 1.6%
State of Mississippi
   5.50%                                                                                     09/01/14    500,000      571,300
                                                                                                                  -----------
MISSOURI - 1.4%
Missouri Joint Municipal Electric Utility Commission
   5.75%                                                                                     01/01/29    500,000      505,110
                                                                                                                  -----------
NEW JERSEY - 9.1%
Atlantic County Improvement Authority
   7.40%                                                                                     07/01/16    175,000      210,675 (k)
Atlantic County Improvement Authority (AMBAC Insured)
   7.40%                                                                                     03/01/12    180,000      196,990 (k, m)
New Jersey Economic Development Authority
   4.50%                                                                                     09/01/26    500,000      475,275
New Jersey St. Transit Corp. (AMBAC Insured)
   5.50%                                                                                     09/15/11    500,000      530,455 (m)
New Jersey State Turnpike Authority (AMBAC Insured)
   6.50%                                                                                     01/01/16    210,000      245,832 (k, m)
   6.50%                                                                                     01/01/16     40,000       44,642 (m)
New Jersey Transportation Trust Fund Authority (FSA Insured)
   5.75%                                                                                     12/15/12    500,000      552,565 (m)
State of New Jersey
   5.00%                                                                                     06/15/23  1,000,000      989,090
                                                                                                                  -----------
                                                                                                                    3,245,524
                                                                                                                  -----------
NEW MEXICO - 0.7%
New Mexico Finance Authority
   5.00%                                                                                     12/15/26    250,000      261,037
                                                                                                                  -----------
NEW YORK - 6.2%
New York State Dormitory Authority
   6.50%                                                                                     12/01/21    500,000      449,980
   7.38%                                                                                     07/01/16    490,000      580,278 (k)
   7.50%                                                                                     05/15/11     30,000       30,698 (l)
   7.50%                                                                                     05/15/11     50,000       55,070
New York State Urban Development Corp.
   5.50%                                                                                     01/01/19  1,000,000    1,085,360
                                                                                                                  -----------
                                                                                                                    2,201,386
                                                                                                                  -----------
NORTH CAROLINA - 4.7%
City of Charlotte NC
   5.00%                                                                                     07/01/15  1,000,000    1,104,230
North Carolina Municipal Power Agency No 1 Catawba
   10.50%                                                                                    01/01/10     90,000       94,373 (k)
State of North Carolina
   4.63%                                                                                     05/01/29    500,000      497,080
                                                                                                                  -----------
                                                                                                                    1,695,683
                                                                                                                  -----------
OHIO - 0.1%
Ohio State Water Development Authority (AMBAC Insured)
   7.00%                                                                                     12/01/09     35,000       35,929 (k, m)
                                                                                                                  -----------

PENNSYLVANIA - 8.0%
Allegheny County Hospital Development Authority
   5.00%                                                                                     11/15/28    500,000      315,935
   7.38%                                                                                     07/01/12    205,000      222,733 (k)
City of Philadelphia
   6.25%                                                                                     08/01/12    250,000      277,843
   7.00%                                                                                     05/15/20    340,000      408,711 (k)
Delaware River Port Authority Pa & N J
   6.50%                                                                                     01/15/11     90,000       95,497 (k)
Pennsylvania Higher Educational Facilties Authority
   5.50%                                                                                     08/15/18    500,000      543,230
Philadelphia Authority for Industrial Development
   5.25%                                                                                     09/01/36    500,000      371,640
Pittsburgh Urban Redevelopment Authority (FGIC Insured)
   7.25%                                                                                     09/01/14    560,000      638,669 (k, m)
                                                                                                                  -----------
                                                                                                                    2,874,258
                                                                                                                  -----------
PUERTO RICO - 0.2%
Puerto Rico Aqueduct & Sewer Authority
   10.25%                                                                                    07/01/09     55,000       55,000 (k)
                                                                                                                  -----------
RHODE ISLAND - 1.4%
Rhode Island Health & Educational Building Corp.
   6.25%                                                                                     09/15/34    500,000      512,940
                                                                                                                  -----------
SOUTH CAROLINA - 3.0%
Charleston Educational Excellence Finance Corp.
   5.25%                                                                                     12/01/27    500,000      507,025
Grand Strand Water & Sewer Authority (FSA Insured)
   5.38%                                                                                     06/01/13    500,000      552,870 (m)
                                                                                                                  -----------
                                                                                                                    1,059,895
                                                                                                                  -----------
TEXAS - 5.2%
North Texas Tollway Authority
   5.63%                                                                                     01/01/33    500,000      487,595
Texas Municipal Gas Acquisition & Supply Corp. II
   1.07%                                                                                     09/15/17  1,680,000    1,378,742 (i)
                                                                                                                  -----------
                                                                                                                    1,866,337
                                                                                                                  -----------
VIRGINIA - 4.4%
Chesterfield County Economic Development Authority
   5.00%                                                                                     05/01/23    250,000      259,015
Virginia Housing Development Authority
   4.45%                                                                                     07/01/11    295,000      296,227
Virginia Public School Authority
   4.50%                                                                                     08/01/28  1,000,000    1,002,190
                                                                                                                  -----------
                                                                                                                    1,557,432
                                                                                                                  -----------
WISCONSIN - 6.5%
State of Wisconsin
   6.60%                                                                                     07/01/11    525,000      583,664 (k)
State of Wisconsin (FGIC Insured)
   5.25%                                                                                     07/01/16  1,500,000    1,724,865 (l, m)
                                                                                                                  -----------
                                                                                                                    2,308,529
                                                                                                                  -----------
TOTAL BONDS AND NOTES
   (COST $33,306,377)                                                                                              33,866,261
                                                                                                                  -----------

OTHER INVESTMENTS - 0.0%*
GEI Investment Fund
   (COST $4,907)                                                                                                        2,699 (j)
                                                                                                                  -----------
TOTAL INVESTMENT IN SECURITIES
   (COST $33,311,284)                                                                                              33,868,960
                                                                                                                  -----------
SHORT-TERM INVESTMENTS - 3.2%
GE Money Market Fund Institutional Class
   0.28%
   (COST $1,128,837)                                                                                                1,128,837 (d, o)
                                                                                                                  -----------
TOTAL INVESTMENTS
   (COST $34,440,121)                                                                                              34,997,797
                                                                                                                  -----------
OTHER ASSETS AND LIABILITIES, NET - 2.2%                                                                              783,042
                                                                                                                  -----------
NET ASSETS  - 100.0%                                                                                              $35,780,839
                                                                                                                  ===========

                          GE SHORT-TERM GOVERNMENT FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT        VALUE
                                                                                                 -----------  ------------
BONDS AND NOTES - 92.9%
U.S. TREASURIES - 76.0%
U.S. Treasury Notes
   1.25%                                                                    11/30/10             $29,499,900  $ 29,717,609
   1.50%                                                                    10/31/10              22,000,000    22,244,068
   1.88%                                                                    04/30/14               4,350,000     4,221,197
   4.25%                                                                    09/30/12              15,000,000    16,184,760
   4.75%                                                                    02/15/10               5,710,000     5,863,902
   4.88%                                                                    08/15/09 - 04/30/11    7,927,000     8,415,757
                                                                                                              ------------
                                                                                                                86,647,293
                                                                                                              ------------
FEDERAL AGENCIES - 8.8%
Federal Home Loan Mortgage Corp.
   5.13%                                                                    04/18/11               9,400,000    10,051,599
                                                                                                              ------------
AGENCY MORTGAGE BACKED - 4.8%
Federal Home Loan Mortgage Corp.
   7.00%                                                                    02/01/12 - 04/01/36      206,302       222,779
   7.50%                                                                    01/01/16 - 08/01/30      227,542       245,868
   8.50%                                                                    05/01/20 - 11/01/20       94,136       100,655
Federal National Mortgage Assoc.
   2.41%                                                                    05/01/33                 236,328       237,215 (i)
   3.10%                                                                    06/01/33                  25,606        25,659 (i)
   3.79%                                                                    06/01/33                  64,310        65,861 (i)
   4.28%                                                                    06/01/33                 184,489       186,512 (i)
   4.41%                                                                    06/01/33                  46,510        47,318 (i)
   4.65%                                                                    07/01/33                 160,703       165,287 (i)
   4.67%                                                                    12/01/32                  63,313        63,767 (i)
   5.02%                                                                    07/01/33                  22,671        23,100 (i)
   7.00%                                                                    03/01/17 - 04/01/36    1,059,260     1,154,303
   7.50%                                                                    06/01/11 - 05/01/34      881,601       960,969
   8.00%                                                                    03/01/22 - 11/01/33      168,396       183,176
   8.50%                                                                    02/01/18 - 07/01/31      412,627       449,563
   9.00%                                                                    03/01/11 - 03/01/31      491,934       536,402
   9.50%                                                                    09/01/21                  58,953        64,722
   9.75%                                                                    02/01/21                  87,292        94,802
Government National Mortgage Assoc.
   7.00%                                                                    12/15/18 - 05/15/32      237,881       258,509
   7.50%                                                                    12/15/12 - 01/15/25      239,519       259,757
   8.00%                                                                    07/15/17                  88,443        96,898
   9.00%                                                                    08/15/09 - 12/15/09           44            44
   9.50%                                                                    12/15/09                     138           140
                                                                                                              ------------
                                                                                                                 5,443,306
                                                                                                              ------------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Federal Home Loan Mortgage Corp.
   6.50%                                                                    02/15/14                 363,649        29,397 (g, q)
   8.00%                                                                    01/15/34                 185,140       189,804
Federal Home Loan Mortgage Corp. REMIC
   1.27%                                                                    12/15/31                 459,150       460,377 (i)
Federal National Mortgage Assoc.
   0.10%                                                                    05/25/18              13,069,766        18,559 (g, i, q)
   1.41%                                                                    07/25/44               3,118,078       227,144 (g, q)
   5.50%                                                                    06/25/25                 115,288       117,191
   5.79%                                                                    04/25/37               3,774,706       297,824 (g, i, q)
   5.89%                                                                    07/25/38               1,813,986       171,136 (g, i, q)
   6.92%                                                                    01/25/36               1,806,687       184,499 (g, i, q)
Federal National Mortgage Assoc. REMIC
   6.44%                                                                    06/25/37               1,824,851       176,720 (g, i, q)
   6.92%                                                                    08/25/37               2,043,265       235,384 (g, i, q)
                                                                                                              ------------
                                                                                                                 2,108,035
                                                                                                              ------------
ASSET BACKED - 0.6%
GSAMP Trust
   0.28%                                                                    05/25/36                 303,354       209,315 (b, d, i)
   0.46%                                                                    12/25/35                 102,125        97,440 (d, i)
Honda Auto Receivables Owner Trust
   4.43%                                                                    07/15/15                 300,000       305,281
Residential Asset Securities Corp. (Class A)
   0.95%                                                                    11/25/33                  83,147        36,012 (d, i)
                                                                                                              ------------
                                                                                                                   648,048
                                                                                                              ------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Bear Stearns Commercial Mortgage Securities
   5.48%                                                                    10/12/41                 712,500       692,034
Residential Accredit Loans Inc.
   0.61%                                                                    03/25/34                  57,030        37,551 (d, i)
Wells Fargo Mortgage Backed Securities Trust (Class B)
   4.57%                                                                    04/25/35                 880,606       341,236 (i)
                                                                                                              ------------
                                                                                                                 1,070,821
                                                                                                              ------------
TOTAL BONDS AND NOTES
   (COST $105,950,944)                                                                                         105,969,102
                                                                                                              ------------
OTHER INVESTMENTS - 0.1%
GEI Investment Fund
   (COST $126,657)                                                                                                  69,661 (j)
                                                                                                              ------------
TOTAL INVESTMENT IN SECURITIES
   (COST $106,077,601)                                                                                         106,038,763
                                                                                                              ------------
SHORT-TERM INVESTMENTS - 6.6%
GE Money Market Fund Institutional Class
   0.28%
   (COST $7,584,318)                                                                                             7,584,318 (d, o)
                                                                                                              ------------
TOTAL INVESTMENTS
   (COST $113,661,919)                                                                                         113,623,081
                                                                                                              ------------
OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                           434,423
                                                                                                              ------------
NET ASSETS - 100.0%                                                                                           $114,057,504
                                                                                                              ============

                              GE FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                               PRINCIPAL
                                                                                                 AMOUNT       VALUE
                                                                                              -----------  ------------
BONDS AND NOTES - 101.0%
U.S. TREASURIES - 22.9%
U.S. Treasury Bonds
   3.50%                                                                 02/15/39             $ 1,827,700  $  1,580,394
   4.50%                                                                 05/15/38               1,009,600     1,042,254
U.S. Treasury Notes
   0.76%                                                                 01/31/11                 636,800       637,150 (d)
   0.95%                                                                 03/31/11               3,933,300     3,927,923 (d)
   1.04%                                                                 04/30/11               5,016,000     5,001,303 (d)
   1.06%                                                                 05/31/11               2,521,100     2,512,049 (d)
   1.25%                                                                 11/30/10                 182,500       183,847
   1.75%                                                                 03/31/14                 538,900       521,218
   1.88%                                                                 02/28/14 - 04/30/14    3,365,900     3,274,898
   2.25%                                                                 05/31/14               1,436,700     1,417,391
   2.38%                                                                 03/31/16                 126,500       120,541
   2.75%                                                                 02/15/19               2,332,800     2,184,807
   3.50%                                                                 02/15/18                  44,000        44,217
   3.63%                                                                 10/31/09               2,113,000     2,136,277
   3.75%                                                                 11/15/18                 452,500       460,315
   4.50%                                                                 11/15/10                  27,000        28,400
   4.63%                                                                 11/15/09                 120,000       121,913
                                                                                                           ------------
                                                                                                             25,194,897
                                                                                                           ------------
FEDERAL AGENCIES - 9.6%
Federal Home Loan Banks
  5.00%                                                                  11/17/17                500,000        532,057 (h)
Federal Home Loan Mortgage Corp.
  4.13%                                                                  12/21/12 - 09/27/13   1,958,000     2,080,093
  5.13%                                                                  11/17/17              2,500,000     2,743,820
Federal National Mortgage Assoc.
  2.75%                                                                  03/13/14              1,158,000     1,155,522
  3.63%                                                                  02/12/13                788,000       828,524
  3.88%                                                                  07/12/13              3,084,000     3,246,280
                                                                                                           ------------
                                                                                                            10,586,296
                                                                                                           ------------
AGENCY MORTGAGE BACKED - 33.3%
Federal Home Loan Mortgage Corp.
   4.50%                                                                 06/01/33 - 02/01/35      290,743       290,346 (h)
   5.00%                                                                 03/01/35 - 06/01/39    2,829,090     2,883,267 (h)
   5.50%                                                                 05/01/20 - 04/01/39    1,583,372     1,645,252 (h)
   6.00%                                                                 04/01/17 - 11/01/37    1,665,548     1,745,078 (h)
   6.50%                                                                 01/01/27 - 08/01/36      520,357       556,083 (h)
   7.00%                                                                 10/01/16 - 08/01/36      148,164       160,448 (h)
   7.50%                                                                 11/01/09 - 09/01/33       39,957        43,255 (h)
   8.00%                                                                 11/01/30                  17,060        18,904 (h)

   8.50%                                                                 04/01/30 - 05/01/30       36,084        39,737 (h)
   9.00%                                                                 12/01/16 - 04/01/21        8,791         9,696 (h)
Federal National Mortgage Assoc.
   4.00%                                                                 05/01/19 - 06/01/19      256,566       261,402 (h)
   4.50%                                                                 05/01/18 - 04/01/34      695,780       716,024 (h)
   4.50%                                                                 02/01/20                  38,571        39,775 (h, p)
   5.00%                                                                 07/01/20 - 05/01/39    1,505,198     1,539,324 (h)
   5.26%                                                                 04/01/37                 146,527       153,094 (i)
   5.47%                                                                 04/01/37                 122,108       127,959 (i)
   5.50%                                                                 03/01/14 - 12/01/38   11,248,758    11,668,594 (h)
   5.50%                                                                 06/01/20                  39,495        41,729 (h, p)
   5.50%                                                                 04/01/37                 115,222       120,755 (i)
   5.52%                                                                 04/01/37                  54,831        57,430 (i)
   5.59%                                                                 04/01/37                 148,365       155,922 (i)
   5.63%                                                                 03/01/37                  11,641        12,193 (i)
   5.68%                                                                 04/01/37                 109,334       114,771 (i)
   5.72%                                                                 04/01/37                  58,816        61,812 (i)
   6.00%                                                                 09/01/14 - 03/01/38    2,995,522     3,144,234 (h)
   6.00%                                                                 10/01/34 - 03/01/35      153,869       161,770 (h, p)
   6.04%                                                                 10/01/37                 177,968       187,033 (i)
   6.50%                                                                 08/01/17 - 08/01/36    2,239,456     2,397,674 (h)
   6.50%                                                                 10/01/34 - 12/01/34       37,881        40,569 (h, p)
   7.00%                                                                 08/01/13 - 06/01/36      641,228       700,028 (h)
   7.00%                                                                 10/01/34                   8,304         9,062 (h, p)
   7.50%                                                                 12/01/09 - 03/01/34      190,217       207,027 (h)
   8.00%                                                                 12/01/12 - 11/01/33       81,141        88,339 (h)
   8.50%                                                                 05/01/31                   6,037         6,580 (h)
   9.00%                                                                 04/01/16 - 12/01/22       19,243        20,900 (h)
   4.50%                                                                 TBA                    1,390,000     1,386,959 (c)
   5.00%                                                                 TBA                       95,000        96,722 (c)
   5.50%                                                                 TBA                      521,000       537,770 (c)
   6.00%                                                                 TBA                    2,469,000     2,613,283 (c)
   6.50%                                                                 TBA                      444,000       472,860 (c)
   7.00%                                                                 TBA                      210,000       227,850 (c)
Government National Mortgage Assoc.
   4.50%                                                                 08/15/33 - 09/15/34      546,235       549,396 (h)
   6.00%                                                                 04/15/27 - 09/15/36      267,062       280,182 (h)
   6.50%                                                                 04/15/19 - 08/15/36      428,051       457,772 (h)
   6.50%                                                                 02/15/24 - 08/15/34       69,454        74,297 (h, p)
   7.00%                                                                 01/15/28 - 06/15/34       36,539        39,733 (h, p)
   7.00%                                                                 03/15/12 - 10/15/36      141,660       152,329 (h)
   7.50%                                                                 01/15/23 - 10/15/33       75,688        83,025 (h)
   7.50%                                                                 09/15/23 - 01/15/28        6,373         6,996 (h, p)
   8.00%                                                                 12/15/29 - 02/15/30        2,064         2,335 (h)
   9.00%                                                                 11/15/16 - 12/15/21       61,725        66,836 (h)
                                                                                                           ------------
                                                                                                             36,474,411
                                                                                                           ------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Collateralized Mortgage Obligation Trust (Class B)
   8.78%                                                                 11/01/18                   3,666         2,931 (d, f, h)
Federal Home Loan Mortgage Corp.
   0.24%                                                                 09/25/43               1,364,048         7,792 (g, h, i, q)
   2.88%                                                                 11/15/37                 282,992       247,018 (d, f)
   4.50%                                                                 10/15/16 - 03/15/19      368,866        24,413 (g, h, q)
   5.00%                                                                 05/15/17 - 12/01/34    1,704,003       193,453 (g, h, q)
   5.00%                                                                 05/15/38                 115,148       112,596
   5.50%                                                                 04/15/17 - 06/15/33      382,726        50,528 (g, h, q)
   7.50%                                                                 01/15/16                  17,296        17,912 (h)

   7.50%                                                                 07/15/27                   3,138           472 (g, h, q)
   8.00%                                                                 04/15/20                   1,257         1,347 (h)
   8.00%                                                                 02/01/23 - 07/01/24        8,241         1,657 (g, h, q)
   9.53%                                                                 12/15/33                 148,420       141,942 (h, i)
   14.75%                                                                09/15/34                 145,712       110,291 (d, f)
Federal Home Loan Mortgage Corp. REMIC
  5.73%                                                                  08/15/37               1,016,782        90,799 (g, i, q)
  5.75%                                                                  05/15/38                 557,162        54,217 (g, i, q)
Federal Home Loan Mortgage STRIPS
  4.60%                                                                  08/01/27                   1,950         1,627 (d, f, h)
Federal National Mortgage Assoc.
   1.19%                                                                 12/25/42                 309,985        10,429 (g, h, i, q)
   4.00%                                                                 02/25/28                   3,048         3,052 (h)
   4.50%                                                                 05/25/18                  78,036         3,635 (g, h, q)
   4.75%                                                                 11/25/14                  21,682           311 (g, h, q)
   5.00%                                                                 08/25/17 - 02/25/32      399,688        38,364 (g, h, q)
   5.00%                                                                 10/25/35 - 08/25/38      313,144       304,749
   5.50%                                                                 01/25/33                 150,001       156,967
   5.99%                                                                 03/25/37                 707,321        68,044 (g, i, q)
   6.46%                                                                 05/25/37               1,187,608       131,943 (g, i, q)
   6.69%                                                                 10/25/29                 320,326        25,404 (g, h, i, q)
   6.92%                                                                 01/25/36                 259,711        26,522 (g, i, q)
   7.29%                                                                 09/25/42                 715,296       121,479 (g, h, i, q)
   7.39%                                                                 08/25/16                 125,768         6,994 (g, h, i, q)
   15.92%                                                                03/25/31                 269,560       298,983 (h, i)
Federal National Mortgage Assoc. (Class 1)
   3.85%                                                                 11/01/34                 340,224       298,669 (d, f, h)
   4.50%                                                                 09/01/35 - 01/01/36      879,368       124,077 (g, q)
   5.00%                                                                 05/25/38                 272,267        39,188 (g, q)
Federal National Mortgage Assoc. (Class 2)
   4.50%                                                                 08/01/35                 268,346        40,079 (g, q)
   5.00%                                                                 08/01/34 - 03/25/38      644,335       100,763 (g, q)
   5.50%                                                                 12/01/33                  74,967        11,523 (g, q)
   7.50%                                                                 11/01/23                  34,597           752 (g, h, q)
   8.00%                                                                 08/01/23 - 07/01/24       17,816         3,621 (g, h, q)
   8.50%                                                                 03/01/17 - 07/25/22        8,553         1,531 (g, h, q)
   9.00%                                                                 05/25/22                   2,849           574 (g, h, q)
Federal National Mortgage Assoc. (Class B)
   5.13%                                                                 12/25/22                   2,822         2,381 (d, f, h)
Federal National Mortgage Assoc. (Class H)
  5.00%                                                                  10/25/22                 112,373        10,123 (g, h, q)
Federal National Mortgage Assoc. (Class K)
  1008.00%                                                               05/25/22                      13           270 (g, h, q)
                                                                                                           ------------
                                                                                                              2,889,422
                                                                                                           ------------
ASSET BACKED - 0.7%
Bear Stearns Asset Backed Securities Trust (Class A)
  0.68%                                                                  01/25/34                  30,359        17,155 (d, i)
Chase Funding Mortgage Loan Asset-Backed Certificates
   0.81%                                                                 03/25/32                  31,492        17,886 (d, h, i)
   5.75%                                                                 05/25/32                  34,940        16,254 (h, i)
Countrywide Asset-Backed Certificates
   1.17%                                                                 05/25/33                   3,472         1,995 (i)
Countrywide Asset-Backed Certificates (Class 2)
   1.04%                                                                 06/25/33                   1,457           558 (d, i)
Countrywide Asset-Backed Certificates (Class A)
   0.87%                                                                 08/25/32                  19,667         7,187 (d, h, i)
   1.11%                                                                 03/25/33                 113,515        62,553 (i)

Discover Card Master Trust I (Class B) (Series 2)
   10.22%                                                                05/15/12                 130,000       111,205 (d, i)
Fleet Home Equity Loan Trust (Class A)
   0.57%                                                                 01/20/33                  99,512        60,133 (d, i)
GSAMP Trust
   0.46%                                                                 12/25/35                 147,877       141,093 (d, i)
Mid-State Trust
   7.54%                                                                 07/01/35                  12,164         8,385 (h)
Nissan Auto Lease Trust
   0.52%                                                                 02/15/13                 236,000       233,931 (d, i, p)
Residential Asset Mortgage Products Inc.
   0.28%                                                                 03/25/34                     649           612 (d, h, i)
Residential Asset Mortgage Products Inc. (Class A)
   1.00%                                                                 06/25/32                  21,965        10,995 (d, i)
Residential Asset Securities Corp.
   0.81%                                                                 07/25/32                   6,764         2,580 (d, h, i)
Residential Asset Securities Corp. (Class A)
   0.89%                                                                 06/25/33                  29,356        12,559 (d, i)
   4.16%                                                                 07/25/30                   8,950         8,415 (h, i)
Wachovia Asset Securitization Inc. (Class A)
   0.53%                                                                 06/25/34                  46,749        18,332 (d, i)
Wells Fargo Home Equity Trust
   3.97%                                                                 05/25/34                  35,642        34,307 (h, i)
                                                                                                           ------------
                                                                                                                766,135
                                                                                                           ------------
CORPORATE NOTES - 25.7%
Abbott Laboratories
   5.88%                                                                 05/15/16                 148,000       161,412
AMC Entertainment Inc.
   8.75%                                                                 06/01/19                 325,000       305,500 (b)
American Express Company
   8.13%                                                                 05/20/19                  64,000        66,415
Anheuser-Busch InBev Worldwide Inc.
   7.20%                                                                 01/15/14                 129,000       138,691 (b)
   7.75%                                                                 01/15/19                  65,000        71,088 (b)
ARAMARK Corp.
   8.50%                                                                 02/01/15                 334,000       323,980
Archer-Daniels-Midland Co.
   6.45%                                                                 01/15/38                  36,000        39,032
Arizona Public Service Co.
   6.25%                                                                 08/01/16                  95,000        93,554 (h)
AT&T Inc.
   6.40%                                                                 05/15/38                 258,000       252,559
   6.70%                                                                 11/15/13                 184,000       202,073
Banco Nacional de Desenvolvimento Economico e Social
   6.50%                                                                 06/10/19                 200,000       200,400 (b)
Bank of America Corp.
   4.88%                                                                 01/15/13                 700,000       691,579 (h)
   5.75%                                                                 12/01/17                 515,000       458,570 (h)
   7.38%                                                                 05/15/14                 190,000       196,273
Berkshire Hathaway Finance Corp.
   5.00%                                                                 08/15/13                 265,000       278,007 (h)
Bristol-Myers Squibb Co.
   5.45%                                                                 05/01/18                 144,000       152,567
   5.88%                                                                 11/15/36                  47,000        48,394 (h)
Bunge Ltd. Finance Corp.
   8.50%                                                                 06/15/19                 104,000       108,748
Cargill Inc.

   5.20%                                                                 01/22/13                 240,000       242,838 (b, h)
   6.00%                                                                 11/27/17                  96,000        95,556 (b, h)
Carolina Power & Light Co.
   5.15%                                                                 04/01/15                 101,000       106,255 (h)
   5.70%                                                                 04/01/35                  58,000        57,507 (h)
   6.13%                                                                 09/15/33                  42,000        44,249 (h)
CBS Corp.
   8.88%                                                                 05/15/19                  64,000        62,375
Chesapeake Energy Corp.
   7.25%                                                                 12/15/18                 333,000       289,710 (h)
Citigroup, Inc.
   5.13%                                                                 05/05/14                 165,000       150,207
   6.50%                                                                 08/19/13                 229,000       222,446
   8.50%                                                                 05/22/19                 153,000       155,638
Clarendon Alumina Production Ltd.
   8.50%                                                                 11/16/21                 100,000        75,000 (b, h)
CME Group Inc.
   5.40%                                                                 08/01/13                 297,000       312,042
Community Health Systems, Inc.
   8.88%                                                                 07/15/15                 332,000       325,360 (h)
ConocoPhillips
   6.00%                                                                 01/15/20                 192,000       205,575
Consolidated Edison Company of New York Inc.
   5.85%                                                                 04/01/18                  20,000        21,015
   6.65%                                                                 04/01/19                 121,000       134,543
Corp Nacional del Cobre de Chile - CODELCO
   7.50%                                                                 01/15/19                  65,000        74,245 (b)
COX Communications Inc.
   6.25%                                                                 06/01/18                 127,000       125,543 (b, h)
   7.13%                                                                 10/01/12                 100,000       107,496 (h)
   7.75%                                                                 11/01/10                 145,000       150,944 (h)
Credit Suisse
   5.50%                                                                 05/01/14                 308,000       319,994
   6.00%                                                                 02/15/18                 256,000       255,571 (h)
CSX Corp.
   6.25%                                                                 03/15/18                 122,000       123,043
CVS Caremark Corp.
   5.75%                                                                 06/01/17                 118,000       118,610 (h)
   6.60%                                                                 03/15/19                  58,000        61,973
DASA Finance Corp.
   8.75%                                                                 05/29/18                  52,000        51,158
Diageo Capital PLC
   5.20%                                                                 01/30/13                 117,000       121,682
   7.38%                                                                 01/15/14                 112,000       126,723
Dover Corp.
   6.50%                                                                 02/15/11                  80,000        85,256 (h)
Duke Energy Indiana Inc.
   6.35%                                                                 08/15/38                 179,000       196,428
Dynegy Holdings Inc.
   7.50%                                                                 06/01/15                 332,000       276,805
Eli Lilly & Co.
   4.20%                                                                 03/06/14                 158,000       162,671
Emerson Electric Company
   5.00%                                                                 04/15/19                  86,000        86,523
EOG Resources, Inc.
   5.88%                                                                 09/15/17                 159,000       169,112
   6.88%                                                                 10/01/18                 170,000       193,049

ERP Operating LP (REIT)
   5.25%                                                                 09/15/14                  65,000        61,710
European Investment Bank
   4.88%                                                                 01/17/17                 200,000       210,469
GlaxoSmithKline Capital Inc.
   4.85%                                                                 05/15/13                 157,000       164,229
   6.38%                                                                 05/15/38                 118,000       128,317
HCA Inc.
   9.25%                                                                 11/15/16                 302,000       297,470
Hewlett-Packard Co.
   5.50%                                                                 03/01/18                 118,000       124,041
Host Hotels & Resorts LP (REIT)
   9.00%                                                                 05/15/17                 356,000       339,090 (b)
HSBC Bank USA N.A.
   4.63%                                                                 04/01/14                  75,000        73,634
HSBC Finance Corp.
   6.75%                                                                 05/15/11                 125,000       128,524
HSBC Holdings PLC
   6.80%                                                                 06/01/38                 250,000       251,241
IIRSA Norte Finance Ltd.
   8.75%                                                                 05/30/24                 291,986       271,547 (b, h)
Ingles Markets, Inc.
   8.88%                                                                 05/15/17                 162,000       159,570 (b)
Intergen N.V.
   9.00%                                                                 06/30/17                 233,000       220,767 (b)
International Business Machines Corp.
   7.63%                                                                 10/15/18                 100,000       119,528
Johnson & Johnson
   5.85%                                                                 07/15/38                 114,000       122,175
JPMorgan Chase & Co.
   6.40%                                                                 05/15/38                 183,000       183,461
   7.00%                                                                 11/15/09                 235,000       238,678 (h)
Kellogg Co.
   5.13%                                                                 12/03/12                 108,000       115,448
Kimberly-Clark Corp.
   7.50%                                                                 11/01/18                  61,000        73,406
Korea Hydro & Nuclear Power Company Ltd.
   6.25%                                                                 06/17/14                 100,000        99,752 (b)
Kraft Foods Inc.
   6.75%                                                                 02/19/14                  60,000        65,806
Kreditanstalt fuer Wiederaufbau
   3.50%                                                                 03/10/14                 824,000       839,377
   4.13%                                                                 10/15/14                 312,000       315,381
   4.50%                                                                 07/16/18                 279,000       285,843
Majapahit Holding BV
   7.25%                                                                 10/17/11                 100,000        98,000 (b)
McDonald's Corp.
   6.30%                                                                 03/01/38                 164,000       177,554
Merrill Lynch & Company Inc.
   6.05%                                                                 08/15/12                 119,000       119,315
   6.88%                                                                 04/25/18                 246,000       227,687
MetLife, Inc. (Series A)
   6.82%                                                                 08/15/18                 241,000       242,713
Midamerican Energy Holdings Co.
   6.13%                                                                 04/01/36                 135,000       133,445
Morgan Stanley
   5.05%                                                                 01/21/11                 121,000       123,386
   6.00%                                                                 04/28/15                 133,000       132,653
   7.30%                                                                 05/13/19                 243,000       251,979

Morgan Stanley (Series F)
   6.63%                                                                 04/01/18                 100,000        99,691
Munich Re America Corp. (Series B)
   7.45%                                                                 12/15/26                 115,000       105,937 (h)
New York Life Global Funding
   5.38%                                                                 09/15/13                 124,000       128,339 (b)
NGPL Pipeco LLC
   7.12%                                                                 12/15/17                 121,000       126,833 (b)
Northern States Power Co.
   6.25%                                                                 06/01/36                 115,000       125,949 (h)
Northern Trust Corp.
   4.63%                                                                 05/01/14                 124,000       127,423
NorthWestern Corp.
   5.88%                                                                 11/01/14                 298,000       303,094 (h)
Novartis Capital Corp.
   4.13%                                                                 02/10/14                 114,000       117,348
NRG Energy, Inc.
   7.38%                                                                 02/01/16                 300,000       283,875
Oncor Electric Delivery Company
   5.95%                                                                 09/01/13                 128,000       133,190
OPTI Canada Inc.
   8.25%                                                                 12/15/14                 160,000       105,600
Oracle Corp.
   5.00%                                                                 07/08/19                 118,000       117,560
   5.75%                                                                 04/15/18                  46,000        48,523
Pacific Gas & Electric Co.
   5.80%                                                                 03/01/37                 120,000       120,600
Pacificorp
   6.25%                                                                 10/15/37                   6,000         6,538
Parker Hannifin Corp.
   5.50%                                                                 05/15/18                 181,000       185,093
Pemex Finance Ltd.
   9.03%                                                                 02/15/11                 106,050       113,473 (h)
PepsiAmericas, Inc.
   5.00%                                                                 05/15/17                  49,000        46,679
PepsiCo, Inc.
   5.00%                                                                 06/01/18                  90,000        92,504
   7.90%                                                                 11/01/18                 170,000       206,823
Petroleos Mexicanos
   8.00%                                                                 05/03/19                  32,000        34,720 (b)
Pfizer Inc.
   6.20%                                                                 03/15/19                 120,000       131,235
   7.20%                                                                 03/15/39                  60,000        71,245
JP Morgan Chase & Co.
   5.38%                                                                 10/01/12                 115,000       120,437
Potomac Electric Power Co.
   7.90%                                                                 12/15/38                  46,000        56,791
President and Fellows of Harvard College
   5.00%                                                                 01/15/14                 100,000       106,657 (b)
Princeton University (Series A)
   4.95%                                                                 03/01/19                  42,000        42,512
   5.70%                                                                 03/01/39                  36,000        36,048
Principal Financial Group, Inc.
   8.88%                                                                 05/15/19                 192,000       201,565
Prudential Financial, Inc.
   7.38%                                                                 06/15/19                 130,000       127,638
Public Service Company of Colorado
   7.88%                                                                 10/01/12                 100,000       115,853 (h)

RailAmerica, Inc.
   9.25%                                                                 07/01/17                 104,000       100,360 (b)
Rio Tinto Finance USA Ltd.
   8.95%                                                                 05/01/14                  64,000        71,120
   9.00%                                                                 05/01/19                  88,000        97,812
Roche Holdings Inc.
   6.00%                                                                 03/01/19                 124,000       132,219 (b)
Rogers Communications Inc.
   6.80%                                                                 08/15/18                 304,000       325,896
Sabine Pass LNG LP
   7.25%                                                                 11/30/13                 110,000        93,225
   7.50%                                                                 11/30/16                  75,000        60,563
Safeway Inc.
   6.25%                                                                 03/15/14                  62,000        66,535
Security Benefit Life Insurance
   8.75%                                                                 05/15/16                  25,000         7,500 (b)
Simon Property Group LP (REIT)
   6.75%                                                                 05/15/14                  64,000        64,307
Southern California Edison Co.
   5.50%                                                                 08/15/18                  70,000        74,261
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
   8.13%                                                                 09/30/09                 300,000       261,000
Standard Chartered Bank Hong Kong Ltd.
   4.38%                                                                 12/03/14                 210,000       201,600 (i)
Talisman Energy Inc.
   7.75%                                                                 06/01/19                  54,000        59,821
Teck Resources Ltd.
   9.75%                                                                 05/15/14                 130,000       134,550 (b)
   10.75%                                                                05/15/19                 194,000       208,550 (b)
Telecom Italia Capital S.A.
   6.20%                                                                 07/18/11                 189,000       195,652
   7.18%                                                                 06/18/19                 176,000       178,410
Telefonica Emisiones SAU
   5.86%                                                                 02/04/13                 150,000       158,121
   5.88%                                                                 07/15/19                 125,000       128,874
Tesco PLC
   5.50%                                                                 11/15/17                 100,000       101,863 (b)
The Allstate Corp.
   7.45%                                                                 05/16/19                  96,000       103,859
The Bear Stearns Companies LLC
   6.95%                                                                 08/10/12                 255,000       277,148 (h)
The Goldman Sachs Group, Inc.
   5.25%                                                                 10/15/13                 105,000       107,162
   6.00%                                                                 05/01/14                 264,000       275,526
   6.60%                                                                 01/15/12                  32,000        34,071 (h)
   7.50%                                                                 02/15/19                 106,000       113,502
The Kroger Co.
   6.15%                                                                 01/15/20                 240,000       245,216
The Potomac Edison Co.
   5.35%                                                                 11/15/14                 112,000       107,176 (h)
The Procter & Gamble Co.
   5.50%                                                                 02/01/34                  61,000        62,156
The Toledo Edison Company
   7.25%                                                                 05/01/20                  62,000        69,032
The Travelers Companies, Inc.
   5.80%                                                                 05/15/18                 120,000       123,346
Thomson Reuters Corp.
   5.95%                                                                 07/15/13                 238,000       243,468

   6.50%                                                                 07/15/18                 117,712       122,505
TIAA Global Markets Inc.
   4.95%                                                                 07/15/13                 169,000       173,707 (b)
Time Warner Cable Inc.
   6.20%                                                                 07/01/13                 108,000       113,794
   6.75%                                                                 07/01/18                 238,000       247,893
   8.25%                                                                 04/01/19                  58,000        65,808
   8.75%                                                                 02/14/19                 186,000       216,679
TransCanada Pipelines Ltd.
   6.50%                                                                 08/15/18                  47,000        51,133
Transocean Inc.
   6.00%                                                                 03/15/18                 116,000       120,595
UBS Luxembourg S.A. for OJSC Vimpel Communications
   8.00%                                                                 02/11/10                 100,000       100,619
Union Electric Co.
   6.70%                                                                 02/01/19                  68,000        71,066
United Technologies Corp.
   6.13%                                                                 07/15/38                 136,000       147,618
Vedanta Resources PLC
   9.50%                                                                 07/18/18                 100,000        83,000 (b)
Verizon Communications Inc.
   5.25%                                                                 04/15/13                 150,000       157,422
   6.35%                                                                 04/01/19                  52,000        54,095
   6.40%                                                                 02/15/38                  80,000        78,319
   6.90%                                                                 04/15/38                 120,000       125,184
   8.75%                                                                 11/01/18                 136,000       161,089
Verizon Global Funding Corp.
   7.25%                                                                 12/01/10                 141,000       150,129
Verizon Wireless Capital LLC
   5.55%                                                                 02/01/14                 240,000       254,791 (b)
   7.38%                                                                 11/15/13                 333,000       372,463 (b)
Walgreen Co.
   4.88%                                                                 08/01/13                 212,000       224,945
   5.25%                                                                 01/15/19                 195,000       202,853
Wal-Mart Stores, Inc.
   5.80%                                                                 02/15/18                 184,000       200,439
   6.20%                                                                 04/15/38                 178,000       195,502
WEA Finance LLC
   7.50%                                                                 06/02/14                 194,000       192,356 (b)
WellPoint, Inc.
   6.00%                                                                 02/15/14                  64,000        65,178
Wells Fargo & Co.
   4.38%                                                                 01/31/13                 110,000       110,947
   5.63%                                                                 12/11/17                  55,000        54,138
Westar Energy, Inc.
   7.13%                                                                 08/01/09                 140,000       139,945 (h)
Wyeth
   5.50%                                                                 03/15/13                 219,000       234,134
XTO Energy Inc.
   6.38%                                                                 06/15/38                  93,000        93,029
   6.50%                                                                 12/15/18                  52,000        55,788
                                                                                                           ------------
                                                                                                             28,253,017
                                                                                                           ------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Banc of America Commercial Mortgage Inc. (Class A)
   5.49%                                                                 02/10/51                 158,750       111,433
Banc of America Commercial Mortgage Inc. (Class C)

   5.88%                                                                 04/10/49                 100,000        20,844 (h, i, p)
Banc of America Funding Corp.
   5.61%                                                                 03/20/36                 110,454         9,887 (h, i, p)
   5.71%                                                                 02/20/36                 187,565        28,365 (h, i, p)
Banc of America Mortgage Securities Inc. (Class B)
   5.36%                                                                 01/25/36                 107,141        12,368 (h, i)
   5.54%                                                                 02/25/36                  88,375        18,165 (h, i)
Bear Stearns Commercial Mortgage Securities
   4.75%                                                                 02/13/46                 230,000       200,099 (i)
   5.24%                                                                 12/11/38                 100,000        53,735
   5.33%                                                                 02/11/44                 180,000       145,675
   5.48%                                                                 10/12/41                 305,000       296,239 (h)
   5.57%                                                                 03/11/39                  93,396        91,301 (h, i)
   5.61%                                                                 06/11/50                 180,000       162,600
   5.69%                                                                 06/11/50                 120,000        98,280 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
   5.54%                                                                 10/12/41                 250,000       212,372
   5.63%                                                                 04/12/38                  52,000        50,901 (i)
   5.92%                                                                 06/11/50                 120,000        66,163 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
   6.18%                                                                 09/11/42                  40,000         6,438 (h, i, p)
Countrywide Alternative Loan Trust
   5.94%                                                                 05/25/36                  28,104            28 (h, i, p)
   6.00%                                                                 03/25/36 - 08/25/36      119,485           186 (h, p)
Countrywide Alternative Loan Trust (Class B)
   6.00%                                                                 05/25/36 - 08/25/36       91,485         2,518 (h, p)
Countrywide Asset-Backed Certificates
   0.59%                                                                 11/25/35                 634,098       467,654 (d, i)
Credit Suisse Mortgage Capital Certificates (Class C)
   5.64%                                                                 02/25/36                  81,686         7,201 (h, i, p)
CS First Boston Mortgage Securities Corp.
   0.83%                                                                 07/15/37               2,303,883        38,414 (h, i, p)
   1.59%                                                                 03/15/35               3,424,184        32,685 (h, i, p)
   5.34%                                                                 10/25/35                 102,007        11,221 (h, i, p)
Greenwich Capital Commercial Funding Corp.
   5.60%                                                                 12/10/49                 605,000       547,485
Impac CMB Trust (Class A)
   0.57%                                                                 10/25/35                 912,232       424,308 (d, h, i)
Indymac INDA Mortgage Loan Trust
   5.12%                                                                 01/25/36                  71,668         2,465 (h, i, p)
Indymac INDA Mortgage Loan Trust (Class B)
   5.12%                                                                 01/25/36                  71,495         6,970 (h, i, p)
Interstar Millennium Trust (Class A)
   1.03%                                                                 03/14/36                  16,804        13,441 (i)
JP Morgan Chase Commercial Mortgage Securities Corp.
   5.34%                                                                 08/12/37                 320,000       284,833 (i)
   6.07%                                                                 02/12/51                 330,000       204,824
   6.26%                                                                 02/15/51                 170,000        76,589 (i)
   6.40%                                                                 02/12/51                  60,000         3,999 (i, p)
LB Commercial Conduit Mortgage Trust
   5.84%                                                                 07/15/44                 100,000        92,994 (i)
LB-UBS Commercial Mortgage Trust
   0.92%                                                                 01/18/12               3,697,609        46,305 (h, i, p)
   1.00%                                                                 01/15/36               1,393,795        51,004 (h, p)
   4.95%                                                                 09/15/30                 120,000       102,818
LB-UBS Commercial Mortgage Trust (Class B)
   6.65%                                                                 07/14/16                  66,000        62,460 (b, h)

LB-UBS Commercial Mortgage Trust (Class F)
   6.45%                                                                 07/15/40                 105,000         6,748 (i, p)
Lehman Brothers Floating Rate Commercial Mortgage Trust
   0.62%                                                                 10/15/17                 283,335       269,824 (b, d, i)
MASTR Alternative Loans Trust
   5.00%                                                                 08/25/18                 118,695        11,031 (g, h, q)
MLCC Mortgage Investors Inc.
   5.24%                                                                 02/25/36                  94,112         5,703 (h, i)
Morgan Stanley Capital I
   5.16%                                                                 10/12/52                 150,000       127,151 (i)
   5.28%                                                                 12/15/43                 117,000       111,554
   5.33%                                                                 12/15/43                 117,000        87,495
   5.39%                                                                 11/12/41                 341,000       124,454 (h, i)
   5.69%                                                                 04/15/49                 600,000       437,353 (h, i)
   7.11%                                                                 04/15/33                  55,677        55,596 (h, i)
Puma Finance Ltd. (Class A)
   1.33%                                                                 10/11/34                  47,733        41,043 (i)
Residential Accredit Loans Inc.
   6.00%                                                                 01/25/36                 171,105         7,633 (h, p)
   6.01%                                                                 01/25/36                  17,581           999 (h, i, p)
Residential Funding Mortgage Securities I
   5.75%                                                                 01/25/36                  96,391        25,544 (h)
   5.75%                                                                 01/25/36                  96,147        24,822 (h, p)
Structured Asset Securities Corp. (Class X)
   2.17%                                                                 02/25/28                  85,485             4 (i, p)
Thornburg Mortgage Securities Trust (Class A)
   0.99%                                                                 04/25/43                  72,173        58,955 (d, i)
WaMu Mortgage Pass Through Certificates
   0.65%                                                                 01/25/45                 145,563        66,932 (d, i)
Wells Fargo Mortgage Backed Securities Trust
   5.39%                                                                 08/25/35                 261,237        21,008 (h, i)
   5.50%                                                                 01/25/36                 102,993        18,729 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
   5.50%                                                                 03/25/36                 227,824        45,517 (h)
                                                                                                           ------------
                                                                                                              5,613,362
                                                                                                           ------------
SOVEREIGN BONDS - 0.8%
Government of Brazil
   8.00%                                                                 01/15/18                 117,000       131,040 (h)
Government of Dominican
   9.50%                                                                 09/27/11                 129,546       128,250
Government of Korea
   5.75%                                                                 04/16/14                  42,000        43,037
Government of Manitoba Canada
   4.90%                                                                 12/06/16                 130,000       134,487
Government of Panama
   6.70%                                                                 01/26/36                 115,000       111,550
Government of Quebec Canada
   7.50%                                                                 09/15/29                 185,000       226,833
Government of Venezuela
   5.38%                                                                 08/07/10                 101,000        94,687
   10.75%                                                                09/19/13                  14,000        11,550
                                                                                                           ------------
                                                                                                                881,434
                                                                                                           ------------
MUNICIPAL BONDS AND NOTES - 0.3%
Dallas Area Rapid Transit
   6.00%                                                                 12/01/44                  80,000        81,046
New Jersey State Turnpike Authority
   7.41%                                                                 01/01/40                 205,000       238,632

New Jersey Transportation Trust Fund Authority
   6.88%                                                                 12/15/39                  50,000        50,878
                                                                                                                370,556
                                                                                                           ------------
TOTAL BONDS AND NOTES
   (COST $114,577,065)                                                                                      111,029,530
                                                                                                           ------------
OTHER INVESTMENTS - 0.3%
GEI Investment Fund
   (COST $606,046)                                                                                              333,325 (j)
                                                                                                           ------------
TOTAL INVESTMENT IN SECURITIES
   (COST $115,183,111)                                                                                      111,362,855
                                                                                                           ------------
SHORT-TERM INVESTMENTS - 3.1%
GE Money Market Fund Institutional Class
   0.28%
   (COST $3,346,646)                                                                                          3,346,646 (d, o)
                                                                                                           ------------
TOTAL INVESTMENTS
   (COST $118,529,757)                                                                                      114,709,501
                                                                                                           ------------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.4)%                                                          (4,787,145)
                                                                                                           ------------
NET ASSETS - 100.0%                                                                                        $109,922,356
                                                                                                           ============

OTHER INFORMATION

The GE Fixed Income Fund had the following short futures contracts open at June 30, 2009 (unaudited):

                                                                     CURRENT      UNREALIZED
                                                       NUMBER OF    NOTIONAL     APPRECIATION/
DESCRIPTION                          EXPIRATION DATE   CONTRACTS      VALUE     (DEPRECIATION)
-----------                          ---------------   ---------   ----------   --------------
2YR. U.S. Treasury Notes  Futures     September 2009       13      (2,810,844)     $ (1,754)
5YR. U.S. Treasury Notes  Futures     September 2009       66      (7,673,531)       (37057)
10YR. U.S. Treasury Notes  Futures    September 2009       36      (4,129,875)       (31724)
                                                                                   --------
                                                                                   $(70,535)
                                                                                   ========

                              GE GLOBAL EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                      NUMBER OF
                                                                                                        SHARES       VALUE
                                                                                                      ---------   -----------
COMMON STOCK - 96.9%
AUSTRALIA - 2.4%
Brambles Ltd.                                                                                           103,475   $   498,580
CSL Ltd.                                                                                                  7,964       206,998
Paladin Energy Ltd.                                                                                      70,100       279,395 (a)
                                                                                                                  -----------
                                                                                                                      984,973
                                                                                                                  -----------
BRAZIL - 1.9%
Perdigao S.A.                                                                                             8,300       158,817 (a)
Petroleo Brasileiro S.A. ADR                                                                             18,976       633,039
                                                                                                                  -----------
                                                                                                                      791,856
                                                                                                                  -----------
CANADA - 2.8%
CAE, Inc.                                                                                                33,301       197,853
Intact Financial Corp.                                                                                    2,825        82,827
Intact Financial Corp.                                                                                    4,187       122,760 (a)
Kinross Gold Corp.                                                                                        5,947       108,560
Potash Corp of Saskatchewan Inc.                                                                          3,815       354,986
Research In Motion Ltd.                                                                                   3,931       279,298 (a)
                                                                                                                  -----------
                                                                                                                    1,146,284
                                                                                                                  -----------
CHILE - 1.3%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                                                   14,895       539,050
                                                                                                                  -----------
CHINA - 2.0%
Baidu, Inc ADR                                                                                            1,405       423,031 (a)
China Construction Bank Corp.                                                                           165,000       127,741
Zhuzhou CSR Times Electric Company Ltd.                                                                 201,335       283,686
                                                                                                                  -----------
                                                                                                                      834,458
                                                                                                                  -----------
FRANCE - 5.5%
BNP Paribas                                                                                               6,273       406,946
Danone                                                                                                       12            -- (a)
Eutelsat Communications                                                                                  10,060       259,425
Groupe Danone                                                                                             9,105       449,288
Total S.A.                                                                                                8,891       479,883
Veolia Environnement                                                                                     13,845       407,619
Vivendi                                                                                                  11,170       266,898
                                                                                                                  -----------
                                                                                                                    2,270,059
                                                                                                                  -----------
GERMANY - 2.6%
Bayer AG                                                                                                 11,814       633,340
Deutsche Boerse AG                                                                                        3,258       252,620
Gerresheimer AG                                                                                           8,002       177,452
                                                                                                                  -----------
                                                                                                                    1,063,412
                                                                                                                  -----------

HONG KONG - 1.3%
China Travel International Inv.                                                                       1,224,037       270,076
Esprit Holdings Ltd.                                                                                     32,000       179,405
Li & Fung Ltd.                                                                                           34,865        92,898
                                                                                                                  -----------
                                                                                                                      542,379
                                                                                                                  -----------
INDIA - 0.5%
ITC Ltd.                                                                                                 54,690       218,965
                                                                                                                  -----------
JAPAN - 13.2%
Japan Tobacco Inc.                                                                                           84       262,922
Jupiter Telecommunications Company Ltd.                                                                     872       661,558
Mitsubishi Estate Company Ltd.                                                                           19,000       317,241
Mitsubishi UFJ Financial Group Inc.                                                                     121,655       754,000
Nintendo Company Ltd.                                                                                     1,500       414,002
Nomura Holdings Inc.                                                                                     75,034       633,028
Shiseido Company Ltd.                                                                                    10,000       163,963
Sumitomo Metal Industries Ltd.                                                                           78,000       207,763
The Japan Steel Works Ltd.                                                                               46,000       568,296
Toyota Motor Corp.                                                                                       24,500       931,907
Trend Micro Inc.                                                                                          7,000       224,180
Ube Industries Ltd.                                                                                      99,000       277,038
                                                                                                                  -----------
                                                                                                                    5,415,898
                                                                                                                  -----------
LUXEMBOURG - 0.3%
Millicom International Cellular S.A.                                                                      2,333       131,255 (a)
                                                                                                                  -----------
NETHERLANDS - 0.4%
Heineken N.V.                                                                                             4,009       148,678
                                                                                                                  -----------
RUSSIA - 0.5%
Mobile Telesystems OJSC ADR                                                                               4,876       180,071
                                                                                                                  -----------
SOUTH AFRICA - 0.7%
MTN Group Ltd.                                                                                           17,432       267,061
                                                                                                                  -----------
SPAIN - 2.0%
Banco Santander S.A. (Regd.)                                                                             39,344       472,391
Telefonica S.A.                                                                                          14,953       338,098
                                                                                                                  -----------
                                                                                                                      810,489
                                                                                                                  -----------
SWITZERLAND - 5.5%
Nestle S.A. (Regd.)                                                                                      12,587       473,597
Roche Holding AG                                                                                          7,457     1,012,734
Transocean Ltd.                                                                                          10,438       775,439 (a)
                                                                                                                  -----------
                                                                                                                    2,261,770
                                                                                                                  -----------
TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                                                          53,000        88,360
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                                      35,771       336,605 (h)
                                                                                                                  -----------
                                                                                                                      424,965
                                                                                                                  -----------
UNITED KINGDOM - 6.3%
Aegis Group Plc                                                                                         147,622       223,662
BG Group PLC                                                                                             19,922       333,991
BHP Billiton PLC                                                                                         26,612       597,786
British American Tobacco PLC                                                                              4,580       126,187

Cadbury PLC                                                                                              28,123       239,908
Lloyds Banking Group PLC                                                                                336,155       387,130
Tesco PLC                                                                                                51,737       301,278
Vodafone Group PLC                                                                                       46,697        90,130
Vodafone Group PLC ADR                                                                                   14,217       277,089
                                                                                                                  -----------
                                                                                                                    2,577,161
                                                                                                                  -----------
UNITED STATES - 46.7%
American Tower Corp. (Class A)                                                                           20,811       656,171 (a)
Amgen Inc.                                                                                               12,028       636,762 (a)
Bank of America Corp.                                                                                    26,043       343,768
Bed Bath & Beyond, Inc.                                                                                   8,091       248,798 (a)
Chevron Corp.                                                                                             3,212       212,795
Cisco Systems, Inc.                                                                                      10,866       202,542 (a, h)
CME Group Inc.                                                                                            1,833       570,265
Corning Inc.                                                                                             27,046       434,359
Covidien Plc                                                                                             11,888       445,087
Deere & Co.                                                                                               5,727       228,794
eBay Inc.                                                                                                 7,289       124,861 (a)
Ecolab Inc.                                                                                               4,304       167,813
Emerson Electric Co.                                                                                      7,952       257,645
Equinix, Inc.                                                                                             7,886       573,628 (a)
Express Scripts, Inc.                                                                                     4,908       337,425 (a)
FPL Group, Inc.                                                                                           4,908       279,069
Freeport-McMoRan Copper & Gold Inc.                                                                      10,579       530,114
Google Inc. (Class A)                                                                                       629       265,180 (a)
Intel Corp.                                                                                              14,920       246,926
Intuit, Inc.                                                                                             12,621       355,407 (a)
Iron Mountain Inc.                                                                                       10,829       311,334 (a)
ITC Holdings Corp.                                                                                        2,547       115,532
ITT Corp.                                                                                                 7,140       317,730
JPMorgan Chase & Co.                                                                                     35,060     1,195,897 (h)
Kraft Foods Inc. (Class A)                                                                               16,335       413,929
Liberty Media Corp - Entertainment (Series A)                                                             6,442       172,323 (a)
Lowe's Companies, Inc.                                                                                    4,617        89,616
Marathon Oil Corp.                                                                                       16,380       493,529
Martin Marietta Materials, Inc.                                                                           3,291       259,594
McCormick & Company Inc.                                                                                 13,571       441,465
Mead Johnson Nutrition Co. (Class A)                                                                      4,224       134,196 (a)
Microsoft Corp.                                                                                          16,993       403,924
Monsanto Co.                                                                                              9,874       734,033
NII Holdings, Inc.                                                                                       12,767       243,467 (a)
Nucor Corp.                                                                                               5,914       262,759
Occidental Petroleum Corp.                                                                               14,303       941,280
Oracle Corp.                                                                                              4,817       103,180
O'Reilly Automotive, Inc.                                                                                 3,049       116,106 (a)
PepsiCo, Inc.                                                                                            10,221       561,746
Praxair, Inc.                                                                                             5,413       384,702
QUALCOMM Inc.                                                                                            16,553       748,196
Quanta Services, Inc.                                                                                    18,702       432,577 (a)
Schlumberger Ltd.                                                                                         8,083       437,371
Southwestern Energy Co.                                                                                  10,550       409,867 (a)
State Street Corp.                                                                                       11,144       525,997 (e)
Target Corp.                                                                                              2,724       107,516
The Charles Schwab Corp.                                                                                 28,861       506,222
The Goldman Sachs Group, Inc                                                                              1,302       191,967
The Western Union Co.                                                                                     7,806       128,018
Time Warner Inc.                                                                                          4,833       121,743

Union Pacific Corp.                                                                                       4,693       244,318
Visa, Inc. (Class A)                                                                                      3,112       193,753
Wal-Mart Stores, Inc.                                                                                     7,027       340,388
                                                                                                                  -----------
                                                                                                                   19,201,684
                                                                                                                  -----------
TOTAL COMMON STOCK
   (COST $44,152,847)                                                                                              39,810,468
                                                                                                                  -----------
PREFERRED STOCK - 2.0%
Fresenius SE                                                                                             12,615       681,059
Itau Unibanco Banco Multiplo S.A.                                                                         9,437       149,755
                                                                                                                  -----------
TOTAL PREFERRED STOCK
   (COST $1,057,900)                                                                                                  830,814
                                                                                                                  -----------
EXCHANGE TRADED FUNDS - 0.5%
Financial Select Sector SPDR Fund                                                                         4,396        52,620 (n)
Industrial Select Sector SPDR Fund                                                                        7,542       165,622 (h, n)
                                                                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
   (COST $338,719)                                                                                                    218,242
                                                                                                                  -----------
OTHER INVESTMENTS - 0.1%
GEI Investment Fund
   (COST $40,451)                                                                                                      22,248 (j)
                                                                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $45,589,917)                                                                                              40,881,772
                                                                                                                  -----------
SHORT-TERM INVESTMENTS - 99.5%
GE Money Market Fund Institutional Class 0.28%
   (COST $304,022)                                                                                                    304,022 (d, o)
                                                                                                                  -----------
TOTAL INVESTMENTS
   (COST $45,893,939)                                                                                              41,185,794
                                                                                                                  -----------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                                   (99,900)
                                                                                                                  -----------
NET ASSETS  - 100.0%                                                                                              $41,085,894
                                                                                                                  ===========

OTHER INFORMATION

The GE Global Equity Fund had the following short futures contracts open at June 30, 2009 (unaudited):

                                                                CURRENT       UNREALIZED
                                                   NUMBER OF    NOTIONAL    APPRECIATION/
DESCRIPTION                      EXPIRATION DATE   CONTRACTS     VALUE      (DEPRICIATION)
-----------                      ---------------   ---------   ---------   ---------------
DJ Euro Stoxx 50 Index Futures    September 2009       2       $ (67,271)      $  (281)
S&P 500 Index Futures             September 2009       1        (228,875)       (7,300)
                                                                               -------
                                                                               $(7,581)
                                                                               =======

The GE Global Equity Fund was invested in the following sectors at June 30, 2009 (unaudited):

                                                                     PERCENTAGE
                                                                     (BASED ON
SECTOR                                                             MARKET VALUE)
------                                                             -------------
Oil, Gas & Consumable Fuels                                             9.19%
Diversified Financial Services                                          6.03%
Chemicals                                                               5.97%
Commercial Banks                                                        5.58%
Food Products                                                           5.29%
Capital Markets                                                         4.51%
Wireless Telecommunication Services                                     4.48%
Metals & Mining                                                         4.14%
Media                                                                   4.14%
Pharmaceuticals                                                         4.00%
Software                                                                3.64%
Internet Software & Services                                            3.37%
Communications Equipment                                                2.99%
Energy Equipment & Services                                             2.94%
Healthcare Equipment & Supplies                                         2.73%
Automobiles                                                             2.26%
Biotechnology                                                           2.05%
Commercial Services & Supplies                                          1.97%
Machinery                                                               1.95%
Beverages                                                               1.72%
Semiconductors & Semiconductor Equipment                                1.63%
Food & Staples Retailing                                                1.56%
Specialty Retail                                                        1.54%
Tobacco                                                                 1.48%
Electrical Equipment                                                    1.31%
Aerospace & Defense                                                     1.25%
Electronic Equipment, Instruments & Components                          1.05%
Construction & Engineering                                              1.05%
Multi-Utilities                                                         0.99%
Electric Utilities                                                      0.96%
Diversified Telecommunication Services                                  0.82%
Healthcare Providers & Services                                         0.82%
IT Services                                                             0.78%
Real Estate Management & Development                                    0.77%
Short-Term                                                              0.74%
Personal Products                                                       0.72%
Hotels Restaurants & Leisure                                            0.66%
Construction Materials                                                  0.63%
Road & Rail                                                             0.59%
Exchange Traded Fund                                                    0.53%
Life Sciences Tools & Services                                          0.43%
Multiline Retail                                                        0.26%
Distributors                                                            0.23%
Insurance                                                               0.20%
Other Investments                                                       0.05%
                                                                      ------
                                                                      100.00%
                                                                      ======

                          GE INTERNATIONAL EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                      NUMBER OF
                                                                                                        SHARES       VALUE
                                                                                                      ---------   -----------
COMMON STOCK - 98.8%
AUSTRALIA - 2.9%
Brambles Ltd.                                                                                           131,568   $   633,942
Paladin Energy Ltd.                                                                                      72,502       288,968 (a)
Telstra Corporation Ltd.                                                                                 67,049       183,758
                                                                                                                  -----------
                                                                                                                    1,106,668
                                                                                                                  -----------
BRAZIL - 2.0%
Petroleo Brasileiro S.A. ADR                                                                             10,882       363,024
Vale S.A.                                                                                                27,082       415,709 (h)
                                                                                                                  -----------
                                                                                                                      778,733
                                                                                                                  -----------
CANADA - 1.9%
Kinross Gold Corp.                                                                                        8,254       150,674
Potash Corp of Saskatchewan Inc.                                                                          5,979       558,565
                                                                                                                  -----------
                                                                                                                      709,239
                                                                                                                  -----------
CHILE - 0.3%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                                                    2,623        94,926
                                                                                                                  -----------
CHINA - 0.4%
China Mobile Ltd.                                                                                        15,999       160,195
                                                                                                                  -----------
DENMARK - 0.4%
G4S PLC                                                                                                  46,468       159,293
                                                                                                                  -----------
FINLAND - 1.3%
Nokia OYJ                                                                                                34,287       502,088
                                                                                                                  -----------
FRANCE - 15.6%
Alstom S.A.                                                                                               2,039       120,278
AXA S.A.                                                                                                 11,112       208,700
BNP Paribas                                                                                              15,989     1,037,248 (h)
Cie Generale d'Optique Essilor International S.A.                                                        10,272       489,585
Credit Agricole S.A.                                                                                     38,714       481,986
GDF Suez                                                                                                  6,257       232,925
Groupe Danone                                                                                            18,227       899,416
Total S.A.                                                                                               15,861       856,081 (h)
Unibail-Rodamco (REIT)                                                                                      688       102,447
Veolia Environnement                                                                                     20,380       600,020
Vinci S.A.                                                                                                7,685       344,778
Vivendi                                                                                                  22,288       532,553
                                                                                                                  -----------
                                                                                                                    5,906,017
                                                                                                                  -----------

GERMANY - 7.6%
Adidas AG                                                                                                 5,013       190,553
Bayer AG                                                                                                 11,293       605,410
Deutsche Boerse AG                                                                                        3,029       234,864
E.ON AG                                                                                                  11,599       410,313
Linde AG                                                                                                  5,187       425,110
Metro AG                                                                                                  7,193       343,237
RWE AG                                                                                                    1,553       122,182
Siemens AG (Regd.)                                                                                        8,131       560,667
                                                                                                                  -----------
                                                                                                                    2,892,336
                                                                                                                  -----------
GREECE - 0.2%
Hellenic Telecommunications Organization S.A.                                                             5,213        79,701
                                                                                                                  -----------
HONG KONG - 0.9%
Esprit Holdings Ltd.                                                                                     29,228       163,864
Sun Hung Kai Properties Ltd.                                                                             13,455       168,577
                                                                                                                  -----------
                                                                                                                      332,441
                                                                                                                  -----------
INDIA - 1.3%
ICICI Bank Ltd.                                                                                           5,915        89,592
Larsen & Toubro Ltd.                                                                                     12,806       419,787
                                                                                                                  -----------
                                                                                                                      509,379
                                                                                                                  -----------
IRELAND - 0.8%
CRH PLC                                                                                                  13,391       305,222
                                                                                                                  -----------
ITALY - 2.6%
ENI S.p.A.                                                                                               20,903       494,035
Intesa Sanpaolo S.p.A.                                                                                  110,580       355,966
Saipem S.p.A.                                                                                             5,993       145,762
                                                                                                                  -----------
                                                                                                                      995,763
                                                                                                                  -----------
JAPAN - 17.5%
East Japan Railway Co.                                                                                    6,381       384,242
Mitsubishi Estate Company Ltd.                                                                           39,982       667,575
Mitsubishi Heavy Industries Ltd.                                                                         78,000       323,366
Mitsubishi UFJ Financial Group Inc.                                                                     156,991       973,007 (h)
Nintendo Company Ltd.                                                                                     1,100       303,602
Nomura Holdings Inc.                                                                                    110,367       931,116
Shiseido Company Ltd.                                                                                    38,998       639,424
Sony Financial Holdings Inc.                                                                                216       597,059 (a)
Sumitomo Metal Industries Ltd.                                                                          145,005       386,239
Sumitomo Mitsui Financial Group Inc.                                                                      7,752       315,752
The Bank of Yokohama Ltd.                                                                                56,308       301,718
Toray Industries Inc.                                                                                    38,647       197,070
Toyota Motor Corp.                                                                                       16,724       636,131
                                                                                                                  -----------
                                                                                                                    6,656,301
                                                                                                                  -----------
MEXICO - 0.6%
America Movil SAB de C.V. ADR (Series L)                                                                  5,504       213,115
                                                                                                                  -----------
NETHERLANDS - 2.3%
Heineken N.V.                                                                                             4,739       175,751
Koninklijke Ahold N.V.                                                                                   17,003       195,182
Koninklijke Philips Electronics N.V.                                                                     26,616       489,995
                                                                                                                  -----------
                                                                                                                      860,928
                                                                                                                  -----------

SINGAPORE - 1.0%
CapitaLand Ltd.                                                                                          86,500       221,726
Singapore Telecommunications Ltd.                                                                        67,174       139,235
                                                                                                                  -----------
                                                                                                                      360,961
                                                                                                                  -----------
SOUTH AFRICA - 1.0%
MTN Group Ltd.                                                                                           25,156       385,394
                                                                                                                  -----------
SOUTH KOREA - 1.4%
KB Financial Group Inc.                                                                                   5,026       168,855
Samsung Electronics Company Ltd.                                                                            780       362,463
                                                                                                                  -----------
                                                                                                                      531,318
                                                                                                                  -----------
SPAIN - 5.5%
Banco Santander S.A. (Regd.)                                                                            105,288     1,264,160 (h)
Iberdrola S.A.                                                                                            9,230        72,500 (a)
Iberdrola S.A.                                                                                           38,964       315,894
Telefonica S.A.                                                                                          18,867       426,597
                                                                                                                  -----------
                                                                                                                    2,079,151
                                                                                                                  -----------
SWEDEN - 0.6%
Hennes & Mauritz AB (Series B)                                                                            4,291       213,225
                                                                                                                  -----------
SWITZERLAND - 11.4%
ABB Ltd. (Regd.)                                                                                         23,408       367,623 (a)
Credit Suisse Group AG (Regd.)                                                                           13,597       620,120
Nestle S.A. (Regd.)                                                                                      28,211     1,061,463 (h)
Novartis AG (Regd.)                                                                                      14,325       580,086
Roche Holding AG                                                                                          9,563     1,298,750 (h)
Syngenta AG                                                                                               1,666       386,418
                                                                                                                  -----------
                                                                                                                    4,314,460
                                                                                                                  -----------
TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Company Ltd.                                                         273,669       456,254
                                                                                                                  -----------
UNITED KINGDOM - 18.1%
BG Group PLC                                                                                             31,203       523,116
BHP Billiton PLC                                                                                         28,658       643,745
BP PLC                                                                                                   31,703       249,460
Diageo PLC                                                                                                8,822       126,616
G4S PLC                                                                                                  72,980       250,590
HSBC Holdings PLC                                                                                        58,169       481,373
Lloyds Banking Group PLC                                                                                483,401       556,705 (h)
National Grid PLC                                                                                        74,649       673,073
Prudential PLC                                                                                           63,253       430,735 (h)
Reckitt Benckiser Group PLC                                                                              19,122       871,043 (h)
Rio Tinto PLC                                                                                             3,754        43,152 (a)
Rio Tinto PLC (Regd.)                                                                                     6,784       235,175
Tesco PLC                                                                                               120,335       700,742
The Capita Group PLC                                                                                     18,385       216,332
Vodafone Group PLC                                                                                      451,400       871,251 (h)
                                                                                                                  -----------
                                                                                                                    6,873,108
                                                                                                                  -----------
TOTAL COMMON STOCK
   (COST $44,892,093)                                                                                              37,090,822
                                                                                                                  -----------

OTHER INVESTMENTS - 0.0%*
GEI Investment Fund
   (COST $24,502)                                                                                                      13,476 (j)
                                                                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $44,916,595)                                                                                              37,104,298
                                                                                                                  -----------
SHORT-TERM INVESTMENTS - 0.5%
GE Money Market Fund Institutional Class
   0.28%
   (COST $162,037)                                                                                                    162,037 (d, o)
                                                                                                                  -----------
TOTAL INVESTMENTS
   (COST $45,078,632)                                                                                              37,266,335
                                                                                                                  -----------
OTHER ASSETS AND LIABILITIES,  NET - 0.7%                                                                             668,105
                                                                                                                  -----------
NET ASSETS  - 100.0%                                                                                              $37,934,440
                                                                                                                  ===========

OTHER INFORMATION

The GE International Equity Fund had the following short futures contracts open at June 30, 2009 (unaudited):

                                                                CURRENT       UNREALIZED
                                                   NUMBER OF    NOTIONAL    APPRECIATION/
DESCRIPTION                      EXPIRATION DATE   CONTRACTS     VALUE      (DEPRICIATION)
-----------                      ---------------   ---------   ---------   ---------------
DJ Euro Stoxx 50 Index Futures    September 2009       2        $(67,271)       $(800)

The GE International Equity Fund was invested in the following sectors at June 30, 2009 (unaudited):

                                                                     PERCENTAGE
                                                                     (BASED ON
SECTOR                                                             MARKET VALUE)
------                                                             -------------
Commercial Banks                                                       16.01%
Oil, Gas & Consumable Fuels                                             7.37%
Pharmaceuticals                                                         6.60%
Food Products                                                           5.21%
Metals & Mining                                                         4.98%
Chemicals                                                               4.42%
Wireless Telecommunication Services                                     4.33%
Multi-Utilities                                                         4.32%
Capital Markets                                                         4.12%
Food & Staples Retailing                                                3.29%
Insurance                                                               3.28%
Real Estate Management & Development                                    2.81%
Industrial Conglomerates                                                2.79%
Commercial Services & Supplies                                          2.77%
Household Products                                                      2.31%
Diversified Telecommunication Services                                  2.20%
Semiconductors & Semiconductor Equipment                                2.17%
Electric Utilities                                                      2.12%
Construction & Engineering                                              2.03%
Personal Products                                                       1.70%
Automobiles                                                             1.69%

Media                                                                   1.41%
Communications Equipment                                                1.33%
Healthcare Equipment & Supplies                                         1.30%
Electrical Equipment                                                    1.30%
Road & Rail                                                             1.02%
Specialty Retail                                                        1.00%
Machinery                                                               0.86%
Construction Materials                                                  0.81%
Software                                                                0.81%
Beverages                                                               0.80%
Diversified Financial Services                                          0.62%
Professional Services                                                   0.57%
Textiles Apparel & Luxury Goods                                         0.51%
Short-Term                                                              0.43%
Energy Equipment & Services                                             0.39%
Real Estate Investment Trusts (REIT's)                                  0.27%
Other Investments                                                       0.05%
                                                                      ------
                                                                      100.00%
                                                                      ======

                          GE PREMIER GROWTH EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                      NUMBER OF
                                                                                                        SHARES       VALUE
                                                                                                      ---------  ------------
COMMON STOCK - 96.3%
BEVERAGES - 3.4%
PepsiCo, Inc.                                                                                           102,222  $  5,618,121
                                                                                                                 ------------
BIOTECHNOLOGY - 5.7%
Amgen Inc.                                                                                              119,259     6,313,571 (a)
Gilead Sciences, Inc.                                                                                    61,820     2,895,649 (a)
                                                                                                                 ------------
                                                                                                                    9,209,220
                                                                                                                 ------------
CAPITAL MARKETS - 7.1%
State Street Corp.                                                                                      138,730     6,548,056 (e)
The Goldman Sachs Group, Inc                                                                             34,074     5,023,871
                                                                                                                 ------------
                                                                                                                   11,571,927
                                                                                                                 ------------
CHEMICALS - 3.1%
Monsanto Co.                                                                                             68,148     5,066,122 (h)
                                                                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Iron Mountain Inc.                                                                                      148,465     4,268,369 (a)
                                                                                                                 ------------
COMMUNICATIONS EQUIPMENT - 9.8%
Cisco Systems, Inc.                                                                                     267,724     4,990,375 (a, h)
QUALCOMM Inc.                                                                                           169,396     7,656,699
Research In Motion Ltd.                                                                                  46,243     3,285,565 (a)
                                                                                                                 ------------
                                                                                                                   15,932,639
                                                                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES - 4.1%
CME Group Inc.                                                                                           21,418     6,663,354
                                                                                                                 ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.7%
Corning Inc.                                                                                            215,640     3,463,178
Molex Inc. (Class A)                                                                                    172,317     2,477,918 (h)
                                                                                                                 ------------
                                                                                                                    5,941,096
                                                                                                                 ------------
ENERGY EQUIPMENT & SERVICES - 6.7%
Schlumberger Ltd.                                                                                       107,090     5,794,640
Transocean Ltd.                                                                                          68,148     5,062,715 (a)
                                                                                                                 ------------
                                                                                                                   10,857,355
                                                                                                                 ------------
HEALTHCARE EQUIPMENT & SUPPLIES - 1.9%
Medtronic, Inc.                                                                                          89,564     3,124,888
                                                                                                                 ------------
HEALTHCARE PROVIDERS & SERVICES - 4.4%
Express Scripts, Inc.                                                                                    26,286     1,807,162 (a)
Lincare Holdings Inc.                                                                                   111,958     2,633,252 (a)

VCA Antech, Inc.                                                                                         99,788     2,664,340 (a)
                                                                                                                 ------------
                                                                                                                    7,104,754
                                                                                                                 ------------
HOTELS RESTAURANTS & LEISURE - 1.7%
Carnival Corp.                                                                                          109,523     2,822,408
                                                                                                                 ------------
INSURANCE - 1.8%
Aflac Inc.                                                                                               94,921     2,951,094 (h)
                                                                                                                 ------------
INTERNET SOFTWARE & SERVICES - 3.0%
Baidu, Inc ADR                                                                                            6,775     2,039,885 (a)
eBay Inc.                                                                                               167,936     2,876,744 (a, h)
                                                                                                                 ------------
                                                                                                                    4,916,629
                                                                                                                 ------------
IT SERVICES - 8.3%
Paychex, Inc.                                                                                           128,994     3,250,649
The Western Union Co.                                                                                   408,888     6,705,763
Visa, Inc. (Class A)                                                                                     58,412     3,636,731
                                                                                                                 ------------
                                                                                                                   13,593,143
                                                                                                                 ------------
MACHINERY - 2.8%
Dover Corp.                                                                                             138,730     4,590,576
                                                                                                                 ------------
MEDIA - 9.9%
Comcast Corp. (Class A)                                                                                 352,910     4,976,031
Liberty Global, Inc. (Series C)                                                                         228,783     3,617,059 (a)
Liberty Media Corp - Entertainment (Series A)                                                           284,761     7,617,357 (a)
                                                                                                                 ------------
                                                                                                                   16,210,447
                                                                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CB Richard Ellis Group, Inc. (Class A)                                                                  306,666     2,870,394 (a)
                                                                                                                 ------------
SOFTWARE - 6.7%
Intuit, Inc.                                                                                            233,650     6,579,584 (a)
Microsoft Corp.                                                                                         180,106     4,281,120
                                                                                                                 ------------
                                                                                                                   10,860,704
                                                                                                                 ------------
SPECIALTY RETAIL - 5.5%
Bed Bath & Beyond, Inc.                                                                                 184,973     5,687,920 (a, h)
Lowe's Companies, Inc.                                                                                  168,910     3,278,543
                                                                                                                 ------------
                                                                                                                    8,966,463
                                                                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES - 2.3%
American Tower Corp. (Class A)                                                                          119,259     3,760,236 (a)
                                                                                                                 ------------
TOTAL COMMON STOCK
   (COST $180,743,531)                                                                                            156,899,939
                                                                                                                 ------------
OTHER INVESTMENTS - 0.0%*
GEI Investment Fund
   (COST $19,063)                                                                                                      10,485 (j)
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $180,762,594)                                                                                            156,910,424
                                                                                                                 ------------

SHORT-TERM INVESTMENTS - 4.0%
GE Money Market Fund Institutional Class
   0.28%
   (COST $6,498,364)                                                                                                6,498,364 (d, o)
                                                                                                                 ------------
TOTAL INVESTMENTS
   (COST $187,260,958)                                                                                            163,408,788
                                                                                                                 ------------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.3)%                                                                  (444,111)
                                                                                                                 ------------
NET ASSETS - 100.0%                                                                                              $162,964,677
                                                                                                                 ============

OTHER INFORMATION

The GE Premier Growth Equity Fund had the following long futures contracts open at June 30, 2009 (unaudited):

                                                                     UNREALIZED
                                        NUMBER OF      CURRENT      APPRECIATION/
DESCRIPTION            EXPIRATION DATE  CONTRACTS  NOTIONAL VALUE  (DEPRECIATION)
-----------            ---------------  ---------  --------------  --------------
S&P 500 Index Futures   September 2009       7        $1,602,125        $14,300

                              GE MONEY MARKET FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                    PRINCIPAL      AMORTIZED
                                                                                                      AMOUNT         COST
                                                                                                   -----------   ------------
SHORT-TERM INVESTMENTS - 108.8%
AGENCY - 17.4%
Fannie Mae
   1.17%                                                                      02/12/10             $ 8,140,000   $  8,158,152 (d)
FHLB Disc Corp
   0.16%                                                                      08/17/09               9,117,000      9,114,619 (d)
   0.20%                                                                      08/19/09              17,120,000     17,115,340 (d)
   0.27%                                                                      10/30/09              14,320,000     14,307,005 (d)
FNMA Discount
   0.20%                                                                      08/20/09               7,200,000      7,198,000 (d)
   0.42%                                                                      07/20/09 - 07/22/09   21,920,000     21,914,877 (d)
Freddie Discount
   0.29%                                                                      11/09/09              19,960,000     19,938,816 (d)
   0.60%                                                                      08/24/09               7,370,000      7,363,367 (d)
Freddie Mac
   1.09%                                                                      02/04/10              27,770,000     27,770,000 (d)
   4.88%                                                                      02/09/10               3,830,000      3,950,821
                                                                                                                 ------------
                                                                                                                  136,830,997
                                                                                                                 ------------
TREASURY - 2.5%
U.S. Treasury Notes
   4.88%                                                                      08/15/09              19,640,000     19,754,032
                                                                                                                 ------------
COMMERCIAL PAPER - 30.1%
Australia & NZ Banking Group
   0.33%                                                                      08/11/09               7,480,000      7,477,189 (b, d)
   0.52%                                                                      07/06/09              12,300,000     12,299,112 (b, d)
Canada Gov
   0.18%                                                                      08/20/09               8,400,000      8,397,783 (d)
CBA (Delaware) Finance
   0.54%                                                                      07/21/09              32,200,000     32,190,340 (d)
Conocophillips
   0.20%                                                                      07/01/09              16,050,000     16,050,000 (d)
Danske Corp.
   0.37%                                                                      08/19/09              16,820,000     16,811,529 (d)
   1.14%                                                                      07/15/09              14,810,000     14,803,434 (b)
Eksportfinans Asa
   0.25%                                                                      08/03/09              15,470,000     15,466,455 (d)
J P Morgan Chase Funding Inc.
   0.25%                                                                      07/08/09              17,240,000     17,239,162 (d)
National Australia Funding (DE)
   0.23%                                                                      07/06/09               5,800,000      5,799,815 (d)
   0.44%                                                                      08/05/09               8,640,000      8,636,304 (d)

Nordea North America Inc.
   1.00%                                                                      07/13/09              16,000,000     15,994,667 (d)
Societe Generale N Amer
   0.16%                                                                      07/01/09               7,710,000      7,710,000 (d)
   0.52%                                                                      11/18/09               9,190,000      9,171,416 (d)
Wells Fargo & Co.
   0.06%                                                                      07/01/09              19,280,000     19,280,000 (d)
Westpac Banking Corp.
   0.47%                                                                      11/23/09              30,130,000     30,072,962 (b, d)
                                                                                                                 ------------
                                                                                                                  237,400,168
                                                                                                                 ------------
REPURCHASE AGREEMENTS - 5.2%
Barclays Bank Gov Agcy Repo
   0.20%                                                                      07/01/09              18,800,000     18,800,000 (d)
Deutsche Bank Gov Agcy Repo
   0.19%                                                                      07/01/09              15,000,000     15,000,000 (d)
HSBC Gov Agcy Repo
   0.19%                                                                      07/01/09               3,450,000      3,450,000 (d)
JPM Chase Gov Agcy Repo
   0.19%                                                                      07/01/09               3,800,000      3,800,000 (d)
                                                                                                                 ------------
                                                                                                                   41,050,000
                                                                                                                 ------------
CORPORATE NOTES - 19.1%
Abbey Natl Treasury Services
   1.02%                                                                      08/28/09               5,000,000      5,000,237
   1.06%                                                                      02/25/10              20,490,000     20,490,000
Bank of Nova Scotia Houston
   1.28%                                                                      01/15/10              16,000,000     16,000,000
Calyon NY
   0.88%                                                                      02/26/10               7,740,000      7,730,102 (d)
Credit Agricole (London)
   1.07%                                                                      05/28/10               2,290,000      2,282,706 (b, d)
IBM Intl Group Capital
   1.39%                                                                      07/29/09               5,580,000      5,584,869
KFW
   1.15%                                                                      01/21/10               9,140,000      9,160,092
   4.50%                                                                      09/21/09              11,240,000     11,338,828
Procter & Gamble International Fn
   1.00%                                                                      05/07/10               4,270,000      4,270,000 (d)
Rabobank Nederland NY
   1.20%                                                                      04/26/10               6,270,000      6,270,000
Royal Bank of Canada NY
   1.17%                                                                      01/26/10              29,560,000     29,560,000
Toyota Motor Credit Corp.
   0.36%                                                                      09/15/09              25,620,000     25,620,000 (d)
Wachovia Bank N.A.
   0.89%                                                                      08/21/09               5,410,000      5,412,949 (d)
Wal Mart Stores Inc.
   6.88%                                                                      08/10/09               1,680,000      1,691,131
                                                                                                                 ------------
                                                                                                                  150,410,914
                                                                                                                 ------------
CERTIFICATES OF DEPOSIT - 26.0%
Bank of Montreal Chicago
   0.24%                                                                      07/09/09              17,540,000     17,539,123 (d)
Bank of Nova Scotia Houston
   0.53%                                                                      12/09/09              13,100,000     13,100,000 (d)
Barclays Bank PLC NY
   0.83%                                                                      09/14/09              15,350,000     15,350,000 (d)
   1.00%                                                                      10/30/09              16,580,000     16,580,000 (d)

BNP Paribas NY
   0.50%                                                                      11/25/09              12,150,000     12,150,000 (d)
   1.08%                                                                      09/01/09               9,780,000      9,780,000
Calyon New York
   1.15%                                                                      07/01/09              18,000,000     18,000,000
National Australia Bank
   0.36%                                                                      09/01/09               6,830,000      6,830,073 (d)
Nordea Bank Finland NY
   1.30%                                                                      10/13/09              12,170,000     12,196,940
Rabobank Ned NV NY
   0.82%                                                                      08/03/09              23,530,000     23,530,000 (d)
Societe Generale NY
   0.29%                                                                      07/27/09              22,520,000     22,520,000 (d)
Svenska Handelsbanken NY
   0.70%                                                                      07/17/09              26,600,000     26,612,175 (d)
Toronto Dominion Bank NY
   1.62%                                                                      08/10/09              10,300,000     10,300,000
                                                                                                                 ------------
                                                                                                                  204,488,311
                                                                                                                 ------------
TIME DEPOSIT - 5.5%
Bank Of Ireland
   0.27%                                                                      07/01/09              33,740,000     33,740,000 (d)
State Street Corp.
   0.01%                                                                      07/01/09               9,491,147      9,491,147 (e)
                                                                                                                 ------------
                                                                                                                   43,231,147
                                                                                                                 ------------
BANK NOTE - 3.0%
Bank of America NA TLGP
   0.28%                                                                      08/11/09              23,330,000     23,330,000 (d)
                                                                                                                 ------------
TOTAL SHORT TERM INVESTMENTS
   (COST $856,495,569)                                                                                            856,495,569
                                                                                                                 ------------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (8.8)%                                                               (69,163,506)
                                                                                                                 ------------
NET ASSETS - 100.0%                                                                                              $787,332,063
                                                                                                                 ============

                          GE GOVERNMENT SECURITIES FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT         VALUE
                                                                                                -----------   ------------
BONDS AND NOTES - 98.4%
U.S. TREASURIES - 66.3%
U.S. Treasury Bonds
   3.50%                                                                  02/15/39              $ 3,974,000   $  3,436,278
   4.50%                                                                  05/15/38                3,730,100      3,850,746
U.S. Treasury Notes
   0.76%                                                                  01/31/11                   30,000         30,016 (d)
   1.04%                                                                  04/30/11               23,285,000     23,216,775 (d)
   1.75%                                                                  03/31/14                7,641,100      7,390,380
   1.88%                                                                  02/28/14 - 04/30/14     6,761,800      6,577,602
   2.25%                                                                  05/31/14                2,657,000      2,621,290
   2.75%                                                                  02/15/19               12,350,100     11,566,610
   3.50%                                                                  02/15/18                  978,300        983,115
   3.75%                                                                  11/15/18                2,709,100      2,755,886
   4.63%                                                                  11/15/09                9,796,000      9,952,129 (h)
   4.75%                                                                  05/31/12                1,000,000      1,090,312 (h)
   4.88%                                                                  02/15/12                  500,000        545,313 (h)
                                                                                                              ------------
                                                                                                                74,016,452
                                                                                                              ------------
FEDERAL AGENCIES - 30.8%
Federal Home Loan Banks
   5.00%                                                                  11/17/17                  460,000        489,492 (h)
Federal Home Loan Mortgage Corp.
   4.13%                                                                  12/21/12 - 09/27/13     3,606,000      3,838,796
   4.88%                                                                  02/09/10                3,040,000      3,121,861 (h)
   5.00%                                                                  04/18/17                2,500,000      2,729,222 (h)
   5.13%                                                                  11/17/17                3,400,000      3,731,595
   5.25%                                                                  07/18/11               10,150,000     10,950,713 (h)
Federal National Mortgage Assoc.
   2.75%                                                                  03/13/14                1,008,000      1,005,843
   3.63%                                                                  02/12/13                2,566,000      2,697,962
   3.88%                                                                  07/12/13                5,498,000      5,787,305
                                                                                                              ------------
                                                                                                                34,352,789
                                                                                                              ------------
AGENCY MORTGAGE BACKED - 0.7%
Federal Home Loan Mortgage Corp.
   6.50%                                                                  04/01/31                    2,002          2,149 (h)
   7.00%                                                                  12/01/26 - 02/01/30         2,966          3,225 (h)
   7.50%                                                                  09/01/09 - 04/01/12        72,151         75,412 (h)
Federal National Mortgage Assoc.
   6.00%                                                                  06/01/35                   59,448         62,366 (h)
   7.50%                                                                  12/01/23                   58,864         64,216 (h)
   9.00%                                                                  05/01/21 - 07/01/21        11,784         12,921 (h)
   5.00%                                                                  TBA                       158,000        163,481 (c)

Government National Mortgage Assoc.
   8.50%                                                                  05/15/21 - 03/15/23        11,422         12,365 (h)
   9.00%                                                                  07/15/16                  268,200        290,452 (h)
                                                                                                              ------------
                                                                                                                   686,587
                                                                                                              ------------
ASSET BACKED - 0.3%
Bear Stearns Asset Backed Securities Trust (Class A)
   0.68%                                                                  01/25/34                    4,656          2,631 (d, i)
Option One Mortgage Loan Trust (Class A)
   1.15%                                                                  02/25/33                  322,192        171,647 (i)
Residential Asset Securities Corp. (Class A)
   0.95%                                                                  11/25/33                  415,736        180,061 (d,i)
                                                                                                              ------------
                                                                                                                   354,339
                                                                                                              ------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Lehman Brothers Floating Rate Commercial Mortgage Trust
   0.62%                                                                  10/15/17                  186,356        177,469 (b, d, i)
Residential Accredit Loans Inc.
   0.61%                                                                  03/25/34                  137,660         90,640 (d, i)
Thornburg Mortgage Securities Trust (Class A)
   0.99%                                                                  04/25/43                   99,686         81,430 (d, i)
                                                                                                              ------------
                                                                                                                   349,539
                                                                                                              ------------
TOTAL BONDS AND NOTES
   (COST $109,513,005)                                                                                         109,759,706
                                                                                                              ------------
OTHER INVESTMENTS - 0.3%
GEI Investment Fund
   (COST $545,195)                                                                                                 299,857 (j)
                                                                                                              ------------
TOTAL INVESTMENT IN SECURITIES
   (COST $110,058,200)                                                                                         110,059,563
                                                                                                              ------------
SHORT-TERM INVESTMENTS - 1.0%
GE Money Market Fund Institutional Class
   0.28%
   (COST $1,148,470)                                                                                             1,148,470 (d, o)
                                                                                                              ------------
TOTAL INVESTMENTS
   (COST $111,206,670)                                                                                         111,208,033
                                                                                                              ------------
OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                           379,091
                                                                                                              ------------
NET ASSETS  - 100.0%                                                                                          $111,587,124
                                                                                                              ============

OTHER INFORMATION

The GE Government Securities Fund had the following long futures contracts open at June 30, 2009 (unaudited);

                                                                   CURRENT       UNREALIZED
                                                     NUMBER OF    NOTIONAL     APPRECIATION/
DESCRIPTION                        EXPIRATION DATE   CONTRACTS      VALUE      (DEPRICIATION)
-----------                        ---------------   ---------   ----------   ---------------
5 Yr. U.S. Treasury Notes Futures   September 2009       16      $1,835,500      $(15,169)

The GE Government Securities Fund had the following short futures contracts open at June 30, 2009 (unaudited);

                                                                    CURRENT        UNREALIZED
                                                      NUMBER OF     NOTIONAL     APPRECIATION/
DESCRIPTION                         EXPIRATION DATE   CONTRACTS      VALUE       (DEPRICIATION)
-----------                         ---------------   ---------   -----------   ---------------
2 Yr. U.S.Treasury Notes Futures     September 2009       9       $(1,945,969)     $ (1,254)
10 Yr. U.S.Treasury Notes Futures    September 2009      39        (4,534,359)      (15,185)
                                                                                   --------
                                                                                   $(31,608)
                                                                                   ========

                            GE CORE VALUE EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                       NUMBER OF
                                                                                                         SHARES      VALUE
                                                                                                       ---------  -----------
COMMON STOCK - 95.6%
AEROSPACE & DEFENSE - 2.4%
Honeywell International Inc.                                                                               7,154  $   224,636
ITT Corp.                                                                                                  6,644      295,658
Rockwell Collins, Inc.                                                                                     6,132      255,888
                                                                                                                  -----------
                                                                                                                      776,182
                                                                                                                  -----------
AUTOMOBILES - 0.2%
Toyota Motor Corp. ADR                                                                                       716       54,079
                                                                                                                  -----------
BEVERAGES - 4.7%
Molson Coors Brewing Co. (Class B)                                                                         4,620      195,565
Pepsi Bottling Group, Inc.                                                                                14,511      491,052
PepsiCo, Inc.                                                                                             15,636      859,355 (h)
                                                                                                                  -----------
                                                                                                                    1,545,972
                                                                                                                  -----------
BIOTECHNOLOGY - 1.7%
Amgen Inc.                                                                                                10,835      573,605 (a)
                                                                                                                  -----------
CAPITAL MARKETS - 6.9%
Ameriprise Financial, Inc.                                                                                13,821      335,436
Morgan Stanley                                                                                             9,710      276,832
State Street Corp.                                                                                        13,286      627,099 (e)
The Bank of New York Mellon Corp.                                                                         20,214      592,472
The Charles Schwab Corp.                                                                                  12,264      215,111
The Goldman Sachs Group, Inc                                                                               1,532      225,878
                                                                                                                  -----------
                                                                                                                    2,272,828
                                                                                                                  -----------
CHEMICALS - 0.7%
Potash Corp of Saskatchewan Inc.                                                                           2,556      237,836
                                                                                                                  -----------
COMMERCIAL BANKS - 1.2%
US Bancorp                                                                                                 8,687      155,671
Wells Fargo & Co.                                                                                         10,220      247,937
                                                                                                                  -----------
                                                                                                                      403,608
                                                                                                                  -----------
COMMUNICATIONS EQUIPMENT - 0.9%
Cisco Systems, Inc.                                                                                       16,441      306,460 (a)
                                                                                                                  -----------
COMPUTERS & PERIPHERALS - 4.4%
Hewlett-Packard Co.                                                                                       19,522      754,525
International Business Machines Corp.                                                                      6,746      704,417
                                                                                                                  -----------
                                                                                                                    1,458,942
                                                                                                                  -----------

DIVERSIFIED FINANCIAL SERVICES - 3.2%
Bank of America Corp.                                                                                     20,440      269,808
JPMorgan Chase & Co.                                                                                      22,483      766,895
                                                                                                                  -----------
                                                                                                                    1,036,703
                                                                                                                  -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.                                                                                                 22,995      571,196
Verizon Communications Inc.                                                                               11,649      357,974 (h)
                                                                                                                  -----------
                                                                                                                      929,170
                                                                                                                  -----------
ELECTRIC UTILITIES - 2.0%
American Electric Power Comapny Inc.                                                                       3,679      106,286
Edison International                                                                                      13,899      437,263
Entergy Corp.                                                                                              1,533      118,838
                                                                                                                  -----------
                                                                                                                      662,387
                                                                                                                  -----------
ELECTRICAL EQUIPMENT - 1.3%
ABB Ltd. ADR                                                                                              26,571      419,290
                                                                                                                  -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Corning Inc.                                                                                              17,578      282,303
                                                                                                                  -----------
ENERGY EQUIPMENT & SERVICES - 4.4%
Halliburton Co.                                                                                           17,374      359,642
National Oilwell Varco, Inc.                                                                               4,803      156,866 (a)
Schlumberger Ltd.                                                                                          7,424      401,713
Transocean Ltd.                                                                                            6,949      516,241 (a)
                                                                                                                  -----------
                                                                                                                    1,434,462
                                                                                                                  -----------
FOOD PRODUCTS - 3.0%
Archer-Daniels-Midland Co.                                                                                 3,884      103,975
Kraft Foods Inc. (Class A)                                                                                12,263      310,744
McCormick & Company Inc.                                                                                  11,652      379,040
Nestle S.A. ADR                                                                                            5,110      192,238
                                                                                                                  -----------
                                                                                                                      985,997
                                                                                                                  -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 2.6%
Becton Dickinson & Co.                                                                                     2,638      188,116
Boston Scientific Corp.                                                                                   38,324      388,605 (a)
Covidien Plc                                                                                               7,123      266,685
                                                                                                                  -----------
                                                                                                                      843,406
                                                                                                                  -----------
HEALTHCARE PROVIDERS & SERVICES - 1.7%
Cardinal Health, Inc.                                                                                     14,104      430,877
McKesson Corp.                                                                                             3,066      134,904
                                                                                                                  -----------
                                                                                                                      565,781
                                                                                                                  -----------
HOUSEHOLD PRODUCTS - 1.4%
Clorox Co.                                                                                                 1,532       85,532
Kimberly-Clark Corp.                                                                                       4,088      214,334 (h)
The Procter & Gamble Co.                                                                                   3,066      156,673
                                                                                                                  -----------
                                                                                                                      456,539
                                                                                                                  -----------
INSURANCE - 5.9%
ACE Ltd.                                                                                                  11,242      497,234
AON Corp.                                                                                                  6,745      255,433
Chubb Corp.                                                                                                2,043       81,475
MetLife, Inc.                                                                                             14,541      436,375
PartnerRe Ltd.                                                                                             2,046      132,888

Principal Financial Group, Inc.                                                                            1,635       30,803
Prudential Financial, Inc.                                                                                 7,030      261,657
The Travelers Companies, Inc.                                                                              5,723      234,872
                                                                                                                  -----------
                                                                                                                    1,930,737
                                                                                                                  -----------
IT SERVICES - 2.4%
Affiliated Computer Services, Inc. (Class A)                                                               6,950      308,719 (a)
The Western Union Co.                                                                                     28,615      469,286
                                                                                                                  -----------
                                                                                                                      778,005
                                                                                                                  -----------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Life Technologies Corp.                                                                                    5,416      225,955 (a)
Thermo Fisher Scientific, Inc.                                                                             1,737       70,817 (a)
                                                                                                                  -----------
                                                                                                                      296,772
                                                                                                                  -----------
MACHINERY - 1.7%
Deere & Co.                                                                                                8,312      332,064
Eaton Corp.                                                                                                4,701      209,712
                                                                                                                  -----------
                                                                                                                      541,776
                                                                                                                  -----------
MEDIA - 6.5%
Comcast Corp. (Class A)                                                                                   28,615      403,472
Omnicom Group Inc.                                                                                        20,440      645,495
The Walt Disney Co.                                                                                        8,687      202,668
Time Warner Inc.                                                                                          32,352      814,947
Viacom, Inc. (Class B)                                                                                     3,066       69,598 (a)
                                                                                                                  -----------
                                                                                                                    2,136,180
                                                                                                                  -----------
METALS & MINING - 3.2%
Allegheny Technologies Inc.                                                                                7,869      274,864
Barrick Gold Corp.                                                                                         6,132      205,729
Freeport-McMoRan Copper & Gold Inc.                                                                       11,548      578,670
                                                                                                                  -----------
                                                                                                                    1,059,263
                                                                                                                  -----------
MULTILINE RETAIL - 0.3%
Target Corp.                                                                                               2,248       88,729
                                                                                                                  -----------
MULTI-UTILITIES - 1.2%
Dominion Resources, Inc.                                                                                  12,264      409,863
                                                                                                                  -----------
OIL, GAS & CONSUMABLE FUELS - 8.9%
Apache Corp.                                                                                               3,782      272,871
Chevron Corp.                                                                                              4,395      291,169
Devon Energy Corp.                                                                                         6,133      334,249
Exxon Mobil Corp.                                                                                         14,980    1,047,252 (h)
Hess Corp.                                                                                                 1,839       98,846
Marathon Oil Corp.                                                                                        18,396      554,271
Occidental Petroleum Corp.                                                                                 5,110      336,289
                                                                                                                  -----------
                                                                                                                    2,934,947
                                                                                                                  -----------
PAPER & FOREST PRODUCTS - 0.4%
Weyerhaeuser Co.                                                                                           4,089      124,428
                                                                                                                  -----------
PERSONAL PRODUCTS - 0.3%
Avon Products, Inc.                                                                                        2,044       52,694
The Estee Lauder Companies Inc. (Class A)                                                                  1,736       56,715
                                                                                                                  -----------
                                                                                                                      109,409
                                                                                                                  -----------

PHARMACEUTICALS - 4.1%
Abbott Laboratories                                                                                        3,066      144,225
Bristol-Myers Squibb Co.                                                                                  23,506      477,407
Merck & Company Inc.                                                                                       3,066       85,725
Pfizer Inc.                                                                                                9,402      141,030
Wyeth                                                                                                     10,961      497,520
                                                                                                                  -----------
                                                                                                                    1,345,907
                                                                                                                  -----------
ROAD & RAIL - 0.8%
Union Pacific Corp.                                                                                        4,906      255,406
                                                                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
Intel Corp.                                                                                               40,572      671,467
Kla-Tencor Corp.                                                                                           5,937      149,909
Lam Research Corp.                                                                                         7,665      199,290 (a)
MEMC Electronic Materials, Inc.                                                                            2,044       36,404 (a)
Microchip Technology Inc.                                                                                  7,665      172,846
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                                        7,154       67,319
Texas Instruments Inc.                                                                                     8,687      185,033
                                                                                                                  -----------
                                                                                                                    1,482,268
                                                                                                                  -----------
SOFTWARE - 4.4%
Microsoft Corp.                                                                                           50,077    1,190,330
Oracle Corp.                                                                                              12,263      262,673
                                                                                                                  -----------
                                                                                                                    1,453,003
                                                                                                                  -----------
SPECIALTY RETAIL - 1.3%
Bed Bath & Beyond, Inc.                                                                                    8,687      267,125 (a)
Lowe's Companies, Inc.                                                                                     7,472      145,030
                                                                                                                  -----------
                                                                                                                      412,155
                                                                                                                  -----------
TOBACCO - 1.8%
Altria Group, Inc.                                                                                         3,066       50,252
Philip Morris International Inc.                                                                          12,367      539,449
                                                                                                                  -----------
                                                                                                                      589,701
                                                                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
American Tower Corp. (Class A)                                                                             6,134      193,405 (a)
                                                                                                                  -----------
TOTAL COMMON STOCK
   (COST $34,322,982)                                                                                              31,387,504
                                                                                                                  -----------
EXCHANGE TRADED FUNDS - 1.6%
Financial Select Sector SPDR Fund                                                                         10,398      124,464 (n)
Industrial Select Sector SPDR Fund                                                                        17,756      389,922 (h, n)
                                                                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
   (COST $902,103)                                                                                                    514,386
                                                                                                                  -----------
OTHER INVESTMENTS - 0.0% *
GEI Investment Fund
   (COST $17,890)                                                                                                       9,840 (j)
                                                                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $35,242,975)                                                                                              31,911,730
                                                                                                                  -----------

SHORT-TERM INVESTMENTS - 2.9%
GE Money Market Fund Institutional Class
   0.28%
   (COST $935,758)                                                                                                    935,758 (d, o)
                                                                                                                  -----------
TOTAL INVESTMENTS
   (COST $36,178,733)                                                                                              32,847,488
                                                                                                                  -----------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                                                   (37,171)
                                                                                                                  -----------
NET ASSETS  - 100.0%                                                                                              $32,810,317
                                                                                                                  ===========

OTHER INFORMATION

The GE Core Value Equity Fund had the following long futures contracts open at June 30, 2009 (unadited):

                                                                     UNREALIZED
                                        NUMBER OF      CURRENT      APPRECIATION/
DESCRIPTION            EXPIRATION DATE  CONTRACTS  NOTIONAL VALUE  (DEPRECIATION)
-----------            ---------------  ---------  --------------  --------------
S&P 500 Index Futures   September 2009       2         $457,750         $ 3,900

                              GE TOTAL RETURN FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                NUMBER OF
                                                                                                  SHARES       VALUE
                                                                                               ----------  ------------
DOMESTIC EQUITY - 32.9%
AEROSPACE & DEFENSE - 0.6%
Alliant Techsystems, Inc.                                                                           2,113  $    174,027 (a)
Hexcel Corp.                                                                                       16,983       161,848 (a, h)
Honeywell International Inc.                                                                        2,592        81,389
ITT Corp.                                                                                           4,927       219,251
Rockwell Collins, Inc.                                                                              2,221        92,682
                                                                                                           ------------
                                                                                                                729,197
                                                                                                           ------------
BEVERAGES - 1.2%
Molson Coors Brewing Co. (Class B)                                                                  1,665        70,479
Pepsi Bottling Group, Inc.                                                                          9,716       328,790
PepsiCo, Inc.                                                                                      18,119       995,820
                                                                                                           ------------
                                                                                                              1,395,089
                                                                                                           ------------
BIOTECHNOLOGY - 1.8%
Amgen Inc.                                                                                         21,289     1,127,040 (a, h)
Amylin Pharmaceuticals, Inc.                                                                        6,461        87,223 (a)
Gilead Sciences, Inc.                                                                              15,932       746,255 (a)
Vertex Pharmaceuticals Inc.                                                                         3,837       136,751 (a)
                                                                                                           ------------
                                                                                                              2,097,269
                                                                                                           ------------
CAPITAL MARKETS - 2.6%
Affiliated Managers Group Inc.                                                                      2,874       167,238 (a)
Ameriprise Financial, Inc.                                                                          5,007       121,520
Greenhill & Company Inc.                                                                              910        65,711
Invesco Ltd.                                                                                        3,633        64,740
Morgan Stanley                                                                                      3,515       100,213
State Street Corp.                                                                                 23,134     1,091,925 (e)
The Bank of New York Mellon Corp.                                                                   7,033       206,137
The Charles Schwab Corp.                                                                           12,648       221,846
The Goldman Sachs Group, Inc                                                                        6,103       899,827
                                                                                                           ------------
                                                                                                              2,939,157
                                                                                                           ------------
CHEMICALS - 0.7%
Intrepid Potash, Inc.                                                                               4,321       121,334 (a)
Monsanto Co.                                                                                        7,433       552,569
Praxair, Inc.                                                                                       2,185       155,288
                                                                                                           ------------
                                                                                                                829,191
                                                                                                           ------------
COMMERCIAL BANKS - 0.3%
SunTrust Banks, Inc.                                                                               13,275       218,373
US Bancorp                                                                                          3,146        56,376
Wells Fargo & Co.                                                                                   3,702        89,811

Zions Bancorporation                                                                                1,527        17,652
                                                                                                           ------------
                                                                                                                382,212
                                                                                                           ------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Corrections Corporation of America                                                                 21,970       373,271 (a)
Iron Mountain Inc.                                                                                 10,609       305,009 (a)
                                                                                                           ------------
                                                                                                                678,280
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 1.9%
Cisco Systems, Inc.                                                                                49,321       919,343 (a)
Harris Corp.                                                                                        1,294        36,698
Harris Stratex Networks, Inc. (Class A)                                                               332         2,151 (a)
Juniper Networks, Inc.                                                                              6,689       157,860 (a)
QUALCOMM Inc.                                                                                      22,606     1,021,791
                                                                                                           ------------
                                                                                                              2,137,843
                                                                                                           ------------
COMPUTERS & PERIPHERALS - 0.5%
Hewlett-Packard Co.                                                                                 6,810       263,206
International Business Machines Corp.                                                               2,443       255,098
                                                                                                           ------------
                                                                                                                518,304
                                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
Bank of America Corp.                                                                               7,400        97,680
CME Group Inc.                                                                                      2,010       625,331
JPMorgan Chase & Co.                                                                               15,574       531,229
                                                                                                           ------------
                                                                                                              1,254,240
                                                                                                           ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.                                                                                           8,330       206,917
Verizon Communications Inc.                                                                         4,220       129,681
                                                                                                           ------------
                                                                                                                336,598
                                                                                                           ------------
ELECTRIC UTILITIES - 0.5%
American Electric Power Comapny Inc.                                                                1,334        38,539
Edison International                                                                                5,035       158,401
Entergy Corp.                                                                                         555        43,024
ITC Holdings Corp.                                                                                  4,989       226,301
Northeast Utilities                                                                                 4,951       110,457
                                                                                                           ------------
                                                                                                                576,722
                                                                                                           ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Cogent, Inc.                                                                                        8,969        96,237 (a)
Corning Inc.                                                                                       13,958       224,165
                                                                                                           ------------
                                                                                                                320,402
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 1.1%
Dresser-Rand Group Inc.                                                                             4,444       115,988 (a)
Halliburton Co.                                                                                     6,292       130,244
National Oilwell Varco, Inc.                                                                        1,740        56,828 (a)
Noble Corp.                                                                                         1,971        59,623
Schlumberger Ltd.                                                                                  14,757       798,501
Weatherford International Ltd.                                                                      5,377       105,174 (a)
                                                                                                           ------------
                                                                                                              1,266,358
                                                                                                           ------------
FOOD PRODUCTS - 0.4%
Archer-Daniels-Midland Co.                                                                          1,406        37,639
Kraft Foods Inc. (Class A)                                                                          4,441       112,535
McCormick & Company Inc.                                                                            8,549       278,099 (h)
                                                                                                           ------------
                                                                                                                428,273
                                                                                                           ------------

GAS UTILITIES - 0.1%
EQT CORP.                                                                                           1,971        68,808
                                                                                                           ------------
HEALTHCARE EQUIPMENT & SUPPLIES - 1.5%
Becton Dickinson & Co.                                                                                955        68,101
Boston Scientific Corp.                                                                            13,880       140,743 (a)
Covidien Plc                                                                                        8,933       334,452
DENTSPLY International Inc.                                                                         2,281        69,616
Gen-Probe Inc.                                                                                      2,375       102,077 (a)
Hologic, Inc.                                                                                      14,919       212,297 (a)
Masimo Corp.                                                                                        7,710       185,888 (a)
Medtronic, Inc.                                                                                     7,751       270,432
ResMed, Inc.                                                                                        7,550       307,511 (a)
                                                                                                           ------------
                                                                                                              1,691,117
                                                                                                           ------------
HEALTHCARE PROVIDERS & SERVICES - 1.2%
Aetna Inc.                                                                                          5,097       127,680
Cardinal Health, Inc.                                                                               5,107       156,019
Catalyst Health Solutions, Inc.                                                                     4,536       113,128 (a)
Express Scripts, Inc.                                                                               6,523       448,456 (a)
McKesson Corp.                                                                                      1,112        48,928
Psychiatric Solutions, Inc.                                                                         3,067        69,744 (a)
UnitedHealth Group, Inc.                                                                           15,636       390,587
                                                                                                           ------------
                                                                                                              1,354,542
                                                                                                           ------------
HOTELS RESTAURANTS & LEISURE - 0.4%
Carnival Corp.                                                                                      9,343       240,769
Life Time Fitness, Inc.                                                                             3,277        65,573 (a)
Penn National Gaming, Inc.                                                                          3,361        97,839 (a)
The Cheesecake Factory Inc.                                                                         5,340        92,382 (a)
                                                                                                           ------------
                                                                                                                496,563
                                                                                                           ------------
HOUSEHOLD DURABLES - 0.0%*
MDC Holdings, Inc.                                                                                  1,155        34,777
                                                                                                           ------------
HOUSEHOLD PRODUCTS - 0.1%
Clorox Co.                                                                                            555        30,986
Kimberly-Clark Corp.                                                                                1,481        77,649
The Procter & Gamble Co.                                                                            1,110        56,721
                                                                                                           ------------
                                                                                                                165,356
                                                                                                           ------------
INDUSTRIAL CONGLOMERATES - 0.2%
McDermott International, Inc.                                                                       2,624        53,293 (a)
Textron, Inc.                                                                                      18,588       179,560
                                                                                                           ------------
                                                                                                                232,853
                                                                                                           ------------
INSURANCE - 1.2%
ACE Ltd.                                                                                            8,129       359,546
Aflac Inc.                                                                                          7,340       228,201
AON Corp.                                                                                           2,443        92,516
Chubb Corp.                                                                                           740        29,511
HCC Insurance Holdings, Inc.                                                                       11,405       273,834
MetLife, Inc.                                                                                       5,071       152,181
PartnerRe Ltd.                                                                                        740        48,063
Principal Financial Group, Inc.                                                                       592        11,153
Prudential Financial, Inc.                                                                          2,524        93,943

The Travelers Companies, Inc.                                                                       2,073        85,076
                                                                                                           ------------
                                                                                                              1,374,024
                                                                                                           ------------
INTERNET SOFTWARE & SERVICES - 0.5%
Equinix, Inc.                                                                                         469        34,115 (a)
Google Inc. (Class A)                                                                               1,006       424,120 (a)
MercadoLibre, Inc.                                                                                  6,079       163,404 (a)
                                                                                                           ------------
                                                                                                                621,639
                                                                                                           ------------
IT SERVICES - 1.3%
Affiliated Computer Services, Inc. (Class A)                                                        5,259       233,605 (a)
Cognizant Technology Solutions Corp. (Class A)                                                      6,503       173,630 (a)
Cybersource Corp.                                                                                   2,902        44,401 (a)
DST Systems, Inc.                                                                                   1,366        50,474 (a)
Fidelity National Information Services, Inc.                                                        2,471        49,321
Paychex, Inc.                                                                                       7,722       194,594
The Western Union Co.                                                                              37,121       608,785
Visa, Inc. (Class A)                                                                                1,257        78,261
                                                                                                           ------------
                                                                                                              1,433,071
                                                                                                           ------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Covance Inc.                                                                                        3,534       173,873 (a)
Illumina, Inc.                                                                                      3,672       142,988 (a)
Life Technologies Corp.                                                                             1,961        81,813 (a)
Mettler-Toledo International, Inc.                                                                  1,508       116,342 (a)
Thermo Fisher Scientific, Inc.                                                                      4,992       203,524 (a)
                                                                                                           ------------
                                                                                                                718,540
                                                                                                           ------------
MACHINERY - 0.3%
Deere & Co.                                                                                         3,010       120,250
Eaton Corp.                                                                                         1,703        75,971
Harsco Corp.                                                                                        4,823       136,491
                                                                                                           ------------
                                                                                                                332,712
                                                                                                           ------------
MEDIA - 1.9%
Comcast Corp. (Class A)                                                                            40,981       577,832 (h)
Liberty Global, Inc. (Series C)                                                                    14,368       227,158 (a)
Liberty Media Corp - Entertainment (Series A)                                                      15,552       416,015 (a)
Omnicom Group Inc.                                                                                 13,589       429,141
Regal Entertainment Group (Class A)                                                                10,568       140,449
The Walt Disney Co.                                                                                 3,146        73,396
Time Warner Inc.                                                                                   11,398       287,116
Viacom, Inc. (Class B)                                                                              1,110        25,197 (a)
                                                                                                           ------------
                                                                                                              2,176,304
                                                                                                           ------------
METALS & MINING - 0.4%
Allegheny Technologies Inc.                                                                         6,907       241,261
Freeport-McMoRan Copper & Gold Inc.                                                                 5,223       261,724
                                                                                                           ------------
                                                                                                                502,985
                                                                                                           ------------
MULTILINE RETAIL - 0.4%
Kohl's Corp.                                                                                        4,906       209,731 (a)
Target Corp.                                                                                        6,583       259,831
                                                                                                           ------------
                                                                                                                469,562
                                                                                                           ------------
MULTI-UTILITIES - 0.2%
Dominion Resources, Inc.                                                                            4,442       148,452
DTE Energy Co.                                                                                      1,464        46,848

SCANA Corp.                                                                                         2,644        85,851
                                                                                                           ------------
                                                                                                                281,151
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
Apache Corp.                                                                                        3,189       230,086
Chevron Corp.                                                                                       1,591       105,404
Devon Energy Corp.                                                                                  2,221       121,044
Exxon Mobil Corp.                                                                                   9,196       642,893 (h)
Hess Corp.                                                                                            666        35,797
Marathon Oil Corp.                                                                                 18,831       567,378
Occidental Petroleum Corp.                                                                          1,851       121,814
Peabody Energy Corp.                                                                                2,308        69,609
Southwestern Energy Co.                                                                             8,120       315,462 (a)
                                                                                                           ------------
                                                                                                              2,209,487
                                                                                                           ------------
PAPER & FOREST PRODUCTS - 0.0%*
Weyerhaeuser Co.                                                                                    1,480        45,036
                                                                                                           ------------
PERSONAL PRODUCTS - 0.3%
Alberto-Culver Co.                                                                                 10,403       264,549
Avon Products, Inc.                                                                                   740        19,077
Mead Johnson Nutrition Co. (Class A)                                                                2,402        76,312 (a)
The Estee Lauder Companies Inc. (Class A)                                                             630        20,582
                                                                                                           ------------
                                                                                                                380,520
                                                                                                           ------------
PHARMACEUTICALS - 0.6%
Abbott Laboratories                                                                                 4,833       227,344
Bristol-Myers Squibb Co.                                                                            8,514       172,919
Merck & Company Inc.                                                                                1,111        31,064
Pfizer Inc.                                                                                         3,407        51,105
Wyeth                                                                                               3,970       180,198
                                                                                                           ------------
                                                                                                                662,630
                                                                                                           ------------
PROFESSIONAL SERVICES - 0.2%
HIS, Inc. (Class A)                                                                                 2,592       129,263 (a)
Monster Worldwide, Inc.                                                                             6,010        70,978 (a)
                                                                                                           ------------
                                                                                                                200,241
                                                                                                           ------------
REAL ESTATE INVESTMENT TRUSTS (REIT's) - 0.0%*
Douglas Emmett, Inc. (REIT)                                                                         4,796        43,116
                                                                                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CB Richard Ellis Group, Inc. (Class A)                                                             27,925       261,378 (a, h)
                                                                                                           ------------
ROAD & RAIL - 0.1%
Union Pacific Corp.                                                                                 1,776        92,459
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Hittite Microwave Corp.                                                                             4,605       160,024 (a)
Intel Corp.                                                                                        29,823       493,570
Kla-Tencor Corp.                                                                                    2,151        54,313
Lam Research Corp.                                                                                  2,776        72,176 (a)
Marvell Technology Group Ltd.                                                                      12,174       141,705 (a)
MEMC Electronic Materials, Inc.                                                                       714        12,716 (a)
Microchip Technology Inc.                                                                           2,776        62,599
Texas Instruments Inc.                                                                              3,147        67,031
                                                                                                           ------------
                                                                                                              1,064,134
                                                                                                           ------------

SOFTWARE - 2.1%
Activision Blizzard, Inc.                                                                          16,499       208,382 (a, h)
Blackboard Inc.                                                                                     2,811        81,125 (a)
Citrix Systems, Inc.                                                                                5,208       166,083 (a)
Intuit, Inc.                                                                                       14,427       406,264 (a)
Macrovision Solutions Corp.                                                                        13,753       299,953 (a)
Microsoft Corp.                                                                                    51,100     1,214,647 (h)
Oracle Corp.                                                                                        4,443        95,169
                                                                                                           ------------
                                                                                                              2,471,623
                                                                                                           ------------
SPECIALTY RETAIL - 1.1%
Bed Bath & Beyond, Inc.                                                                            20,633       634,465 (a)
Lowe's Companies, Inc.                                                                             16,401       318,343
O'Reilly Automotive, Inc.                                                                           5,309       202,167 (a)
Urban Outfitters, Inc.                                                                              2,400        50,088 (a)
                                                                                                           ------------
                                                                                                              1,205,063
                                                                                                           ------------
TEXTILES APPAREL & LUXURY GOODS - 0.1%
Coach, Inc.                                                                                         4,798       128,970
                                                                                                           ------------
THRIFTS & MORTGAGE FINANCE - 0.1%
People's United Financial, Inc.                                                                     4,867        73,200
                                                                                                           ------------
TOBACCO - 0.2%
Altria Group, Inc.                                                                                  1,112        18,226
Philip Morris International Inc.                                                                    4,477       195,287
                                                                                                           ------------
                                                                                                                213,513
                                                                                                           ------------
WATER UTILITIES - 0.1%
American Water Works Company, Inc.                                                                  6,577       125,686
                                                                                                           ------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
American Tower Corp. (Class A)                                                                      6,908       217,810 (a)
NII Holdings, Inc.                                                                                 30,990       590,979 (a)
Syniverse Holdings, Inc.                                                                            6,069        97,286 (a)
                                                                                                           ------------
                                                                                                                906,075
                                                                                                           ------------
TOTAL DOMESTIC EQUITY
   (COST $43,675,209)                                                                                        37,926,270
                                                                                                           ------------
FOREIGN EQUITY - 21.5%
COMMON STOCK - 21.2%
AEROSPACE & DEFENSE - 0.2%
CAE, Inc.                                                                                          35,398       210,312
Elbit Systems Ltd.                                                                                    315        19,037
                                                                                                           ------------
                                                                                                                229,349
                                                                                                           ------------
AUTO COMPONENTS - 0.0%*
Hankook Tire Company Ltd.                                                                           2,160        28,230 (a)
                                                                                                           ------------
AUTOMOBILES - 0.3%
Toyota Motor Corp.                                                                                  8,206       312,132
Toyota Motor Corp. ADR                                                                                259        19,562
                                                                                                           ------------
                                                                                                                331,694
                                                                                                           ------------
BEVERAGES - 0.2%
Coca-Cola Icecek AS (Class C)                                                                       6,151        35,236

Diageo PLC                                                                                          4,312        61,887
Heineken N.V.                                                                                       2,310        85,669
                                                                                                           ------------
                                                                                                                182,792
                                                                                                           ------------
CAPITAL MARKETS - 0.7%
Credit Suisse Group AG (Regd.)                                                                      6,628       302,284
Egyptian Financial Group-Hermes Holding                                                             5,690        22,886
Nomura Holdings Inc.                                                                               53,910       454,814
Woori Investment & Securities Company Ltd.                                                          2,040        24,020
Yuanta Financial Holding Company Ltd.                                                              39,782        26,796 (a)
                                                                                                           ------------
                                                                                                                830,800
                                                                                                           ------------
CHEMICALS - 0.9%
Linde AG                                                                                            2,529       207,269
Potash Corp of Saskatchewan Inc.                                                                      925        86,071
Potash Corp of Saskatchewan Inc.                                                                    2,916       272,404
Sinofert Holdings Ltd.                                                                             85,693        43,012
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                                              1,829        66,192
Syngenta AG                                                                                           812       188,338
Taiwan Fertilizer Company Ltd.                                                                     14,000        41,560
Toray Industries Inc.                                                                              19,486        99,364
                                                                                                           ------------
                                                                                                              1,004,210
                                                                                                           ------------
COMMERCIAL BANKS - 3.0%
Akbank TAS                                                                                          8,766        39,373
Banco do Brasil S.A.                                                                                2,395        25,883
Banco Santander Chile ADR                                                                             689        32,169
Banco Santander S.A. (Regd.)                                                                       51,334       616,351
Bank of China Ltd.                                                                                 53,000        25,235
BNP Paribas                                                                                         7,795       505,682
China Construction Bank Corp.                                                                      36,000        27,871
China Merchants Bank Company Ltd.                                                                  16,850        38,439
Credit Agricole S.A.                                                                               18,874       234,980
Grupo Financiero Banorte SAB de C.V. (Series O)                                                    15,885        38,475
HSBC Holdings PLC                                                                                  28,341       234,534
ICICI Bank Ltd.                                                                                     2,885        43,698
Industrial & Commercial Bank of China                                                              75,499        52,703
Intesa Sanpaolo S.p.A.                                                                             53,914       173,554
KB Financial Group Inc.                                                                             4,952       166,369
Lloyds Banking Group PLC                                                                          235,705       271,448
Metropolitan Bank & Trust                                                                          38,500        25,200
Mitsubishi UFJ Financial Group Inc.                                                                76,541       474,390
Siam Commercial Bank PCL                                                                            8,778        19,323
Standard Bank Group Ltd.                                                                            2,600        29,863
State Bank of India Ltd. GDR                                                                          496        35,216
Sumitomo Mitsui Financial Group Inc.                                                                3,677       149,771
The Bank of Yokohama Ltd.                                                                          27,704       148,448
                                                                                                           ------------
                                                                                                              3,408,975
                                                                                                           ------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Brambles Ltd.                                                                                      64,143       309,064
G4S PLC                                                                                            35,582       122,177
G4S PLC                                                                                            22,656        77,665
                                                                                                           ------------
                                                                                                                508,906
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 0.9%
Nokia OYJ                                                                                          16,671       244,125
Research In Motion Ltd.                                                                            10,671       758,175 (a)

ZTE Corp.                                                                                           7,272        25,241
                                                                                                           ------------
                                                                                                              1,027,541
                                                                                                           ------------
COMPUTERS & PERIPHERALS - 0.0%*
Asustek Computer Inc.                                                                              21,196        27,521
HTC Corp.                                                                                           2,041        28,864
                                                                                                           ------------
                                                                                                                 56,385
                                                                                                           ------------
CONSTRUCTION & ENGINEERING - 0.5%
China Communications Construction Company Ltd.                                                     24,898        29,074
China State Construction International Holdings Ltd.                                              101,996        35,271
Doosan Heavy Industries and Construction Company Ltd.                                                 340        16,360
Empresas ICA SAB de C.V.                                                                           12,433        21,307 (a)
Larsen & Toubro Ltd.                                                                                7,190       235,691
Murray & Roberts Holdings Ltd.                                                                      5,148        33,331
Vinci S.A.                                                                                          3,747       168,105
                                                                                                           ------------
                                                                                                                539,139
                                                                                                           ------------
CONSTRUCTION MATERIALS - 0.1%
Cemex SAB de C.V. ADR                                                                               2,272        21,220 (a)
CRH PLC                                                                                             6,028       137,397
                                                                                                           ------------
                                                                                                                158,617
                                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Deutsche Boerse AG                                                                                  1,475       114,369
                                                                                                           ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Hellenic Telecommunications Organization S.A.                                                       2,293        35,057
Singapore Telecommunications Ltd.                                                                  31,622        65,545
Telefonica S.A.                                                                                     9,193       207,860
Telekomunikasi Indonesia Tbk PT (Series B)                                                         41,000        30,125
Telkom S.A. Ltd.                                                                                    1,305         6,418
Telstra Corporation Ltd.                                                                           32,688        89,586
                                                                                                           ------------
                                                                                                                434,591
                                                                                                           ------------
ELECTRIC UTILITIES - 0.3%
CEZ AS                                                                                                420        19,024
E.ON AG                                                                                             5,655       200,045
Iberdrola S.A.                                                                                     17,135       138,919
Iberdrola S.A.                                                                                      4,059        31,883 (a)
                                                                                                           ------------
                                                                                                                389,871
                                                                                                           ------------
ELECTRICAL EQUIPMENT - 0.4%
ABB Ltd. (Regd.)                                                                                   11,415       179,273 (a)
ABB Ltd. ADR                                                                                        9,626       151,898
Alstom S.A.                                                                                           995        58,694
China High Speed Transmission Equipment Group Company Ltd.                                         10,662        21,159
Zhuzhou CSR Times Electric Company Ltd.                                                            14,004        19,732
                                                                                                           ------------
                                                                                                                430,756
                                                                                                           ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Delta Electronics, Inc.                                                                            17,437        39,593
HON HAI Precision Industry Company Ltd.                                                             9,892        30,602
                                                                                                           ------------
                                                                                                                 70,195
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 1.0%
Saipem S.p.A.                                                                                       2,924        71,117
Tesco Corp.                                                                                         5,428        43,098 (a)

Transocean Ltd.                                                                                    13,861     1,029,734 (a)
                                                                                                           ------------
                                                                                                              1,143,949
                                                                                                           ------------
FOOD & STAPLES RETAILING - 0.6%
Centros Comerciales Sudamericanos S.A.                                                              7,071        18,568
Koninklijke Ahold N.V.                                                                              8,286        95,117
Metro AG                                                                                            3,507       167,348
President Chain Store Corp.                                                                         9,000        23,069 (a)
Shinsegae Company Ltd.                                                                                110        43,605
Tesco PLC                                                                                          58,670       341,651
X5 Retail Group N.V. GDR                                                                            1,209        18,437 (a)
                                                                                                           ------------
                                                                                                                707,795
                                                                                                           ------------
FOOD PRODUCTS - 1.0%
Cosan SA Industria e Comercio                                                                       2,400        17,634 (a)
Danone                                                                                                 12            -- (a)
Groupe Danone                                                                                       8,599       424,320
IOI Corp. Bhd                                                                                      24,750        33,235
Nestle India Ltd.                                                                                     424        17,613
Nestle S.A. (Regd.)                                                                                13,755       517,544
Nestle S.A. ADR                                                                                     1,851        69,635
Perdigao S.A.                                                                                       1,800        34,442 (a)
Uni-President Enterprises Corp.                                                                    33,000        33,996
Want Want China Holdings Ltd.                                                                      30,679        17,180
                                                                                                           ------------
                                                                                                              1,165,599
                                                                                                           ------------
HEALTHCARE EQUIPMENT & SUPPLIES - 0.2%
Cie Generale d'Optique Essilor International S.A.                                                   5,008       238,692
                                                                                                           ------------
HEALTHCARE PROVIDERS & SERVICES - 0.0%*
Diagnosticos da America S.A.                                                                        2,679        47,024 (a)
                                                                                                           ------------
HOTELS RESTAURANTS & LEISURE - 0.0%*
AGTech Holdings Ltd.                                                                              121,441         4,779 (a)
Alsea SAB de C.V.                                                                                  40,252        22,861
China Travel International Inv.                                                                    90,911        20,059
                                                                                                           ------------
                                                                                                                 47,699
                                                                                                           ------------
HOUSEHOLD DURABLES - 0.0%*
Desarrolladora Homex SAB de C.V.                                                                    5,809        27,016 (a)
                                                                                                           ------------
HOUSEHOLD PRODUCTS - 0.4%
LG Household & Health Care Ltd.                                                                       120        20,346
Reckitt Benckiser Group PLC                                                                         9,323       424,680
                                                                                                           ------------
                                                                                                                445,026
                                                                                                           ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%*
Huaneng Power International, Inc.                                                                  28,000        19,726
                                                                                                           ------------
INDUSTRIAL CONGLOMERATES - 0.5%
Chongqing Machinery & Electric Company Ltd.                                                        64,573        10,415 (a)
Koninklijke Philips Electronics N.V.                                                               12,976       238,885
Siemens AG (Regd.)                                                                                  3,965       273,404
                                                                                                           ------------
                                                                                                                522,704
                                                                                                           ------------
INSURANCE - 0.6%
AXA S.A.                                                                                            5,417       101,739
China Life Insurance Company Ltd.                                                                  12,855        47,605

Prudential PLC                                                                                     30,842       210,025
Samsung Fire & Marine Insurance Company Ltd.                                                          220        32,466
Sony Financial Holdings Inc.                                                                          106       293,001 (a)
                                                                                                           ------------
                                                                                                                684,836
                                                                                                           ------------
INTERNET SOFTWARE & SERVICES - 0.3%
Baidu, Inc. ADR                                                                                     1,170       352,275 (a)
Sohu.com Inc.                                                                                         157         9,864 (a)
                                                                                                           ------------
                                                                                                                362,139
                                                                                                           ------------
MACHINERY - 0.2%
China South Locomotive and Rolling Stock Corp.                                                     32,424        18,994 (a)
Mitsubishi Heavy Industries Ltd.                                                                   38,000       157,537
                                                                                                           ------------
                                                                                                                176,531
                                                                                                           ------------
MEDIA - 0.3%
Focus Media Holding Ltd. ADR                                                                        3,578        28,839 (a)
Vivendi                                                                                            10,867       259,658
                                                                                                           ------------
                                                                                                                288,497
                                                                                                           ------------
METALS & MINING - 1.0%
Anglo American PLC                                                                                  1,611        46,520
Anglo Platinum Ltd.                                                                                   394        27,832
Barrick Gold Corp.                                                                                  2,221        74,515
BHP Billiton PLC                                                                                   13,970       313,808
Harmony Gold Mining Company Ltd. ADR                                                                2,373        24,489 (a)
Hidili Industry International Development Ltd.                                                     37,000        28,836
Kinross Gold Corp.                                                                                  4,047        73,876
New World Resources N.V. (Class A)                                                                  3,703        17,212
Polymetal GDR                                                                                       2,072        18,296 (a, b)
POSCO                                                                                                 110        36,567
Rio Tinto PLC                                                                                       1,651        18,978 (a)
Rio Tinto PLC (Regd.)                                                                               3,308       114,676
Sumitomo Metal Industries Ltd.                                                                     71,003       189,125
Vale S.A.                                                                                          13,281       203,863 (h)
                                                                                                           ------------
                                                                                                              1,188,593
                                                                                                           ------------
MULTI-UTILITIES - 0.7%
GDF Suez                                                                                            3,051       113,578
National Grid PLC                                                                                  36,387       328,083
RWE AG                                                                                                757        59,557
Veolia Environnement                                                                                9,937       292,562
                                                                                                           ------------
                                                                                                                793,780
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 1.8%
BG Group PLC                                                                                       15,213       255,045
BP PLC                                                                                             15,456       121,618
China Petroleum & Chemical Corp.                                                                   33,828        25,840
China Shenhua Energy Company Ltd.                                                                   9,500        34,751
CNOOC Ltd.                                                                                         28,000        34,720
ENI S.p.A.                                                                                         10,187       240,766
Gazprom OAO ADR                                                                                     4,570        92,680 (h)
LUKOIL ADR                                                                                            894        39,667
Paladin Energy Ltd.                                                                                35,357       140,921 (a)
PetroChina Company Ltd.                                                                            30,000        33,290
Petroleo Brasileiro S.A. ADR                                                                        9,698       323,525 (h)
Reliance Industries Ltd.                                                                              468        19,822
Reliance Industries Ltd. GDR                                                                          519        43,077 (b)

Suncor Energy, Inc.                                                                                 9,628       292,114
Total S.A.                                                                                          7,733       417,381
                                                                                                           ------------
                                                                                                              2,115,217
                                                                                                           ------------
PERSONAL PRODUCTS - 0.3%
Shiseido Company Ltd.                                                                              19,647       322,139
                                                                                                           ------------
PHARMACEUTICALS - 1.1%
Bayer AG                                                                                            5,506       295,173
Novartis AG (Regd.)                                                                                 6,986       282,896
Roche Holding AG                                                                                    4,662       633,146
Teva Pharmaceutical Industries Ltd. ADR                                                             1,013        49,981
Yuhan Corp.                                                                                           106        15,559
                                                                                                           ------------
                                                                                                              1,276,755
                                                                                                           ------------
PROFESSIONAL SERVICES - 0.1%
The Capita Group PLC                                                                                8,964       105,477
                                                                                                           ------------
REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 0.0%*
Unibail-Rodamco (REIT)                                                                                336        50,032
                                                                                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
CapitaLand Ltd.                                                                                    44,000       112,785
Franshion Properties China Ltd.                                                                    99,011        33,855
Hung Poo Real Estate Development Corp.                                                             26,825        33,685
Mitsubishi Estate Company Ltd.                                                                     18,982       316,940
Shenzhen Investment Ltd.                                                                           65,635        27,778
Sun Hung Kai Properties Ltd.                                                                        6,048        75,775
                                                                                                           ------------
                                                                                                                600,818
                                                                                                           ------------
ROAD & RAIL - 0.2%
East Japan Railway Co.                                                                              3,051       183,721
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
ASM Pacific Technology Ltd.                                                                         4,292        21,958
Samsung Electronics Company Ltd.                                                                      610       283,465
Taiwan Semiconductor Manufacturing Company Ltd.                                                   159,685       266,223
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                                 2,593        24,400
                                                                                                           ------------
                                                                                                                596,046
                                                                                                           ------------
SOFTWARE - 0.1%
Nintendo Company Ltd.                                                                                 500       138,001
                                                                                                           ------------
SPECIALTY RETAIL - 0.2%
Esprit Holdings Ltd.                                                                               14,614        81,932
Hennes & Mauritz AB (Series B)                                                                      2,077       103,209
                                                                                                           ------------
                                                                                                                185,141
                                                                                                           ------------
TEXTILES APPAREL & LUXURY GOODS - 0.1%
Adidas AG                                                                                           2,444        92,901
                                                                                                           ------------
TOBACCO - 0.0%*
ITC Ltd.                                                                                           10,900        43,641
                                                                                                           ------------
TRANSPORTATION INFRASTRUCTURE - 0.0%*
Dalian Port PDA Company Ltd.                                                                       31,783        12,877
                                                                                                           ------------

WATER UTILITIES - 0.0%*
Pan Asia Environmental Protection Group Ltd.                                                       79,443        12,403
                                                                                                           ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
America Movil SAB de C.V. ADR (Series L)                                                            4,369       169,167 (h)
Bharti Airtel Ltd.                                                                                  2,090        35,208 (a)
China Mobile Ltd.                                                                                  13,496       135,134
Idea Cellular Ltd.                                                                                 11,991        17,847 (a)
Mobile Telesystems OJSC ADR                                                                           468        17,283
MTN Group Ltd.                                                                                     17,003       260,489
Philippine Long Distance Telephone Co.                                                                406        20,205
Turkcell Iletisim Hizmet AS                                                                         1,170         6,512
Turkcell Iletisim Hizmet AS ADR                                                                     2,468        34,206
Vodafone Group PLC                                                                                220,103       424,822
                                                                                                           ------------
                                                                                                              1,120,873
                                                                                                           ------------
TOTAL COMMON STOCK
   (COST $28,647,717)                                                                                        24,462,068
                                                                                                           ------------
PREFERRED STOCK - 0.3%
COMMERCIAL BANKS - 0.1%
Itau Unibanco Banco Multiplo S.A.                                                                   5,901        93,643
                                                                                                           ------------
ELECTRIC UTILITIES - 0.0%*
Cia Energetica de Minas Gerais                                                                      1,418        19,065
                                                                                                           ------------
MEDIA - 0.0%*
NET Servicos de Comunicacao S.A.                                                                    2,512        24,354 (a)
                                                                                                           ------------
METALS & MINING - 0.1%
Cia Vale do Rio Doce                                                                                7,902       120,357
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 0.0%*
Petroleo Brasileiro S.A.                                                                            3,165        52,405
                                                                                                           ------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Vivo Participacoes S.A.                                                                             3,012        57,357
                                                                                                           ------------
TOTAL PREFERRED STOCK
   (COST $270,424)                                                                                              367,181
                                                                                                           ------------
TOTAL FOREIGN EQUITY
   (COST $28,918,141)                                                                                        24,829,249
                                                                                                           ------------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT       VALUE
                                                                                               ----------  ------------
BONDS AND NOTES - 27.6%
U.S. TREASURIES - 6.3%
U.S. Treasury Bonds
   3.50%                                                                  02/15/39             $  467,900  $    404,588
   4.50%                                                                  05/15/38                360,800       372,470
U.S. Treasury Notes
   0.76%                                                                  01/31/11                136,000       136,075 (d)
   0.95%                                                                  03/31/11                860,800       859,623 (d)
   1.04%                                                                  04/30/11              1,566,000     1,561,412 (d)
   1.06%                                                                  05/31/11                547,800       545,833 (d)
   1.25%                                                                  11/30/10                 49,100        49,462

   1.75%                                                                  03/31/14                995,400       962,739
   1.88%                                                                  02/28/14 - 04/30/14     854,000       830,667
   2.25%                                                                  05/31/14                324,200       319,843
   2.38%                                                                  03/31/16                 30,000        28,587
   2.75%                                                                  02/15/19                593,000       555,380
   3.50%                                                                  02/15/18                  6,400         6,431
   3.63%                                                                  10/31/09                267,000       269,941
   3.75%                                                                  11/15/18                104,000       105,796
   4.50%                                                                  11/15/10                 13,000        13,674
   4.63%                                                                  11/15/09 - 10/31/11     221,000       236,131
                                                                                                           ------------
                                                                                                              7,258,652
                                                                                                           ------------
FEDERAL AGENCIES - 2.7%
Federal Home Loan Banks
   5.00%                                                                  11/17/17                100,000       106,411 (h)
Federal Home Loan Mortgage Corp.
   4.13%                                                                  12/21/12 - 09/27/13     504,000       535,386
   4.88%                                                                  02/09/10                335,000       344,021
   5.13%                                                                  11/17/17                700,000       768,270
Federal National Mortgage Assoc.
   2.75%                                                                  03/13/14                306,000       305,345
   3.63%                                                                  02/12/13                194,000       203,977
   3.88%                                                                  07/12/13                790,000       831,570
                                                                                                           ------------
                                                                                                              3,094,980
                                                                                                           ------------
AGENCY MORTGAGE BACKED - 9.1%
Federal Home Loan Mortgage Corp.
   4.50%                                                                  06/01/33 - 02/01/35      83,838        83,732 (h)
   5.00%                                                                  03/01/35 - 06/01/39     818,615       834,351 (h)
   5.50%                                                                  05/01/20 - 04/01/39     410,190       426,128 (h)
   6.00%                                                                  04/01/17 - 11/01/37     432,614       453,068 (h)
   6.50%                                                                  01/01/27 - 07/01/36     154,232       164,921 (h)
   7.00%                                                                  10/01/16 - 08/01/36      39,401        42,583 (h)
   7.50%                                                                  11/01/09 - 09/01/33      17,817        19,292 (h)
   8.00%                                                                  04/01/30 - 11/01/30       3,161         3,499 (h)
   9.00%                                                                  04/01/16 - 06/01/21       3,029         3,334 (h)
   5.50%                                                                  TBA                     695,000       717,371 (c)
Federal National Mortgage Assoc.
   4.00%                                                                  05/01/19 - 06/01/19      64,901        66,124 (h)
   4.50%                                                                  05/01/18 - 02/01/35     290,334       297,106 (h)
   4.50%                                                                  02/01/20                  8,908         9,186 (h, p)
   5.00%                                                                  07/01/20 - 04/01/39     399,772       408,955 (h)
   5.26%                                                                  04/01/37                 38,437        40,160 (i)
   5.47%                                                                  04/01/37                 32,036        33,571 (i)
   5.50%                                                                  03/01/14 - 12/01/38   3,130,483     3,247,817 (h)
   5.50%                                                                  06/01/20                  9,991        10,556 (h, p)
   5.50%                                                                  04/01/37                 30,225        31,677 (i)
   5.52%                                                                  04/01/37                 14,412        15,096 (i)
   5.59%                                                                  04/01/37                 38,922        40,904 (i)
   5.63%                                                                  03/01/37                  3,062         3,207 (i)
   5.68%                                                                  04/01/37                 28,740        30,170 (i)
   5.72%                                                                  04/01/37                 15,460        16,248 (i)
   6.00%                                                                  07/01/14 - 08/01/35     833,643       874,422 (h)
   6.00%                                                                  10/01/34 - 01/01/35      52,448        55,154 (h, p)
   6.04%                                                                  10/01/37                 48,273        50,732 (i)
   6.50%                                                                  01/01/15 - 02/01/35     532,242       569,724 (h)
   6.50%                                                                  10/01/34 - 12/01/34      21,352        22,867 (h, p)
   7.00%                                                                  10/01/16 - 06/01/36     138,520       151,107 (h)

   7.50%                                                                  12/01/09 - 03/01/34      50,798        55,164 (h)
   8.00%                                                                  12/01/11 - 11/01/33      23,858        25,866 (h)
   8.50%                                                                  07/01/30 - 05/01/31       2,478         2,700 (h)
   9.00%                                                                  04/01/16 - 12/01/22       8,079         8,777 (h)
   4.50%                                                                  TBA                     375,000       374,180 (c)
   5.00%                                                                  TBA                      25,000        25,453 (c)
   5.50%                                                                  TBA                      52,000        53,674 (c)
   6.00%                                                                  TBA                     458,000       478,610 (c)
   6.50%                                                                  TBA                     190,000       202,350 (c)
   7.00%                                                                  TBA                      55,000        59,675 (c)
Government National Mortgage Assoc.
   4.50%                                                                  08/15/33 - 09/15/34     149,489       150,365 (h)
   5.00%                                                                  08/15/33                 28,621        29,225 (h, p)
   6.00%                                                                  04/15/30 - 09/15/36      69,132        72,507 (h)
   6.50%                                                                  06/15/24 - 08/15/36     133,397       142,729 (h)
   6.50%                                                                  02/15/24 - 06/15/34      22,090        23,514 (h, p)
   7.00%                                                                  03/15/12 - 09/15/36      39,305        42,314 (h)
   7.00%                                                                  06/15/34                 10,152        10,955 (h, p)
   8.00%                                                                  09/15/29 - 06/15/30         269           304 (h)
   8.50%                                                                  10/15/17                 32,266        34,905 (h)
   9.00%                                                                  11/15/16 - 12/15/21      40,509        43,860 (h)
                                                                                                           ------------
                                                                                                             10,560,189
                                                                                                           ------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Collateralized Mortgage Obligation Trust (Class B)
   8.78%                                                                  11/01/18                  1,180           943 (d, f, h)
Federal Home Loan Mortgage Corp.
   0.24%                                                                  09/25/43                307,854         1,759 (g, h, i, q)
   2.88%                                                                  11/15/37                 84,475        73,737 (d, f)
   4.50%                                                                  10/15/16 - 03/15/19     138,950         8,888 (g, h, q)
   5.00%                                                                  10/15/14 - 12/01/34     569,422        63,005 (g, q)
   5.00%                                                                  05/15/38                 31,404        30,708
   5.50%                                                                  04/15/17 - 06/15/33     109,082        11,246 (g, h, q)
   6.48%                                                                  04/15/38                150,376        16,917 (g, i, q)
   7.50%                                                                  01/15/16                  4,836         5,008 (h)
   7.50%                                                                  07/15/27                 10,022         1,509 (g, h, q)
   8.00%                                                                  04/15/20                    484           519 (h)
   8.00%                                                                  02/01/23 - 07/01/24       3,727           749 (g, h, q)
   9.53%                                                                  12/15/33                 35,255        33,716 (h, i)
   14.75%                                                                 09/15/34                 50,420        38,164 (d, f)
Federal Home Loan Mortgage Corp. REMIC
   5.73%                                                                  08/15/37                312,856        27,938 (g, i, q)
   5.75%                                                                  05/15/38                155,275        15,110 (g, i, q)
Federal Home Loan Mortgage STRIPS
   4.60%                                                                  08/01/27                    848           707 (d, f, h)
Federal National Mortgage Assoc.
   1.19%                                                                  12/25/42                137,224         4,617 (g, h, i, q)
   4.50%                                                                  05/25/18                 18,182           847 (g, h, q)
   4.75%                                                                  11/25/14                  5,759            83 (g, h, q)
   5.00%                                                                  08/25/17 - 02/25/32     102,740         9,640 (g, h, q)
   5.00%                                                                  10/25/35 - 08/25/38      81,965        79,761
   5.50%                                                                  01/25/33                142,858       149,492
   5.99%                                                                  03/25/37                196,497        18,903 (g, i, q)
   6.46%                                                                  05/25/37                325,111        36,120 (g, i, q)
   6.67%                                                                  03/25/38                146,138        16,322 (g, i, q)
   6.69%                                                                  10/25/29                 51,788         4,107 (g, h, i, q)
   6.92%                                                                  01/25/36                 70,009         7,149 (g, i, q)
   7.29%                                                                  09/25/42                184,231        31,288 (g, h, i, q)

   7.39%                                                                  08/25/16                 21,333         1,186 (g, h, i, q)
   15.92%                                                                 03/25/31                 49,763        55,194 (h, i)
Federal National Mortgage Assoc. (Class 1)
   3.85%                                                                  11/01/34                 67,803        59,522 (d, f, h)
   4.50%                                                                  09/01/35 - 01/01/36     229,695        32,409 (g, q)
   5.00%                                                                  05/25/38                 88,401        12,724 (g, q)
Federal National Mortgage Assoc. (Class 2)
   4.50%                                                                  08/01/35                 70,767        10,569 (g, q)
   5.00%                                                                  10/01/36 - 03/25/38      87,118        12,697 (g, q)
   5.50%                                                                  12/01/33                 20,113         3,092 (g, q)
   7.50%                                                                  11/01/23                 29,179           635 (g, h, q)
   8.00%                                                                  08/01/23 - 07/01/24       8,364         1,695 (g, h, q)
   8.50%                                                                  03/01/17 - 07/25/22       2,894           521 (g, h, q)
   9.00%                                                                  05/25/22                  1,368           276 (g, h, q)
Federal National Mortgage Assoc. (Class B)
   5.13%                                                                  12/25/22                  1,355         1,143 (d, f, h)
Federal National Mortgage Assoc. (Class H)
   5.00%                                                                  10/25/22                 28,884         2,602 (g, h, q)
Federal National Mortgage Assoc. (Class K)
   1008.00%                                                               05/25/22                      7           152 (g, h, q)
Federal National Mortgage Assoc. REMIC
   6.92%                                                                  08/25/37                138,942        16,006 (g, i, q)
                                                                                                           ------------
                                                                                                                899,375
                                                                                                           ------------
ASSET BACKED - 0.1%
Bear Stearns Asset Backed Securities Trust (Class A)
   0.68%                                                                  01/25/34                  7,171         4,052 (d, h, i)
Chase Funding Mortgage Loan Asset-Backed Certificates
   0.81%                                                                  03/25/32                  8,857         5,030 (d, h, i)
Discover Card Master Trust I (Class A)
   6.02%                                                                  06/16/15                 20,000        16,568 (d, i)
Discover Card Master Trust I (Class B) (Series 2)
   10.22%                                                                 05/15/12                 30,000        25,663 (d, i)
Fleet Home Equity Loan Trust (Class A)
   0.57%                                                                  01/20/33                 10,152         6,135 (d, h, i)
Mid-State Trust
   7.54%                                                                  07/01/35                  5,553         3,828 (h)
Residential Asset Mortgage Products Inc.
   0.28%                                                                  03/25/34                    431           407 (d, h, i)
Residential Asset Securities Corp.
   0.81%                                                                  07/25/32                  3,417         1,304 (d, h, i)
Residential Asset Securities Corp. (Class A)
   4.16%                                                                  07/25/30                  5,606         5,271 (h, i)
Wells Fargo Home Equity Trust
   3.97%                                                                  05/25/34                  9,408         9,056 (h, i)
                                                                                                           ------------
                                                                                                                 77,314
                                                                                                           ------------
CORPORATE NOTES - 7.1%
Abbott Laboratories
   5.88%                                                                  05/15/16                 39,000        42,534 (h)
AMC Entertainment Inc.
   8.75%                                                                  06/01/19                 89,000        83,660 (b)
American Express Company
   8.13%                                                                  05/20/19                 18,000        18,679
Anheuser-Busch InBev Worldwide Inc.
   7.20%                                                                  01/15/14                 35,000        37,629 (b, h)
   7.75%                                                                  01/15/19                 18,000        19,686 (b)
ARAMARK Corp.

   8.50%                                                                  02/01/15                 84,000        81,480
Archer-Daniels-Midland Co.
   6.45%                                                                  01/15/38                 60,000        65,053 (h)
Arizona Public Service Co.
   6.25%                                                                  08/01/16                 20,000        19,696 (h)
AT&T Inc.
   6.40%                                                                  05/15/38                102,000        99,849 (h)
   6.70%                                                                  11/15/13                 50,000        54,911 (h)
Bank of America Corp.
   4.88%                                                                  01/15/13                 45,000        44,459
   5.75%                                                                  12/01/17                280,000       249,320 (h)
   7.38%                                                                  05/15/14                 50,000        51,651
Berkshire Hathaway Finance Corp.
   5.00%                                                                  08/15/13                 93,000        97,565
Bristol-Myers Squibb Co.
   5.45%                                                                  05/01/18                 36,000        38,142
   5.88%                                                                  11/15/36                 16,000        16,474 (h)
Bunge Ltd. Finance Corp.
   8.50%                                                                  06/15/19                 29,000        30,324
Cargill Inc.
   5.20%                                                                  01/22/13                 62,000        62,733 (b, h)
   6.00%                                                                  11/27/17                 25,000        24,884 (b, h)
Carolina Power & Light Co.
   5.15%                                                                  04/01/15                 26,000        27,353 (h)
   5.70%                                                                  04/01/35                 13,000        12,890 (h)
   6.13%                                                                  09/15/33                  8,000         8,428 (h)
CBS Corp.
   8.88%                                                                  05/15/19                 18,000        17,543
Chesapeake Energy Corp.
   7.25%                                                                  12/15/18                 85,000        73,950
Citigroup, Inc.
   5.13%                                                                  05/05/14                 43,000        39,145
   6.50%                                                                  08/19/13                 86,000        83,539
   8.50%                                                                  05/22/19                 41,000        41,707
CME Group Inc.
   5.40%                                                                  08/01/13                 77,000        80,900
Community Health Systems, Inc.
   8.88%                                                                  07/15/15                 84,000        82,320
ConocoPhillips
   6.00%                                                                  01/15/20                 52,000        55,677
Consolidated Edison Company of New York Inc.
   5.85%                                                                  04/01/18                 30,000        31,522 (h)
   6.65%                                                                  04/01/19                 30,000        33,358
   7.13%                                                                  12/01/18                100,000       113,601
Corp Nacional del Cobre de Chile - CODELCO
   7.50%                                                                  01/15/19                 18,000        20,560 (b)
COX Communications Inc.
   6.25%                                                                  06/01/18                 33,000        32,621 (b)
   7.13%                                                                  10/01/12                  9,000         9,675 (h)
   7.75%                                                                  11/01/10                 35,000        36,435 (h)
Credit Suisse
   5.50%                                                                  05/01/14                 84,000        87,271
   6.00%                                                                  02/15/18                 66,000        65,889 (h)
CSX Corp.
   6.25%                                                                  03/15/18                 34,000        34,291
CVS Caremark Corp.
   5.75%                                                                  06/01/17                 31,000        31,160 (h)
   6.60%                                                                  03/15/19                 16,000        17,096

DASA Finance Corp.
   8.75%                                                                  05/29/18                 16,000        15,741
Diageo Capital PLC
   5.20%                                                                  01/30/13                 30,000        31,201 (h)
   7.38%                                                                  01/15/14                 30,000        33,944
Dover Corp.
   6.50%                                                                  02/15/11                 30,000        31,971 (h)
Duke Energy Indiana Inc.
   6.35%                                                                  08/15/38                 46,000        50,479
Dynegy Holdings Inc.
   7.50%                                                                  06/01/15                 84,000        70,035
Eli Lilly & Co.
   4.20%                                                                  03/06/14                 44,000        45,301
Emerson Electric Company
   5.00%                                                                  04/15/19                 23,000        23,140
EOG Resources, Inc.
   5.88%                                                                  09/15/17                 41,000        43,608
   6.88%                                                                  10/01/18                 48,000        54,508
ERP Operating LP (REIT)
   5.25%                                                                  09/15/14                 18,000        17,089
GlaxoSmithKline Capital Inc.
   4.85%                                                                  05/15/13                 42,000        43,934
   6.38%                                                                  05/15/38                 31,000        33,710
HCA Inc.
   9.25%                                                                  11/15/16                 76,000        74,860
Hewlett-Packard Co.
   5.50%                                                                  03/01/18                 30,000        31,536
Host Hotels & Resorts LP (REIT)
   9.00%                                                                  05/15/17                 97,000        92,392 (b)
HSBC Bank USA N.A.
   4.63%                                                                  04/01/14                100,000        98,179
HSBC Finance Corp.
   6.75%                                                                  05/15/11                 30,000        30,846
IIRSA Norte Finance Ltd.
   8.75%                                                                  05/30/24                116,794       108,619 (b, h)
Ingles Markets, Inc.
   8.88%                                                                  05/15/17                 44,000        43,340 (b)
Intergen N.V.
   9.00%                                                                  06/30/17                 75,000        71,062 (b)
International Business Machines Corp.
   7.63%                                                                  10/15/18                100,000       119,528
Johnson & Johnson
   5.85%                                                                  07/15/38                 30,000        32,151
JPMorgan Chase & Co.
   6.40%                                                                  05/15/38                 46,000        46,116
   7.00%                                                                  11/15/09                 60,000        60,939 (h)
JPMorgan Chase Bank
   5.88%                                                                  06/13/16                 30,000        28,914
Kellogg Co.
   5.13%                                                                  12/03/12                 28,000        29,931
Kimberly-Clark Corp.
   7.50%                                                                  11/01/18                 17,000        20,457
Kraft Foods Inc.
   6.75%                                                                  02/19/14                 16,000        17,548
Kreditanstalt fuer Wiederaufbau
   3.50%                                                                  03/10/14                249,000       253,647
   4.13%                                                                  10/15/14                108,000       109,170
   4.50%                                                                  07/16/18                 55,000        56,349

McDonald's Corp.
   6.30%                                                                  03/01/38                 42,000        45,471
Merrill Lynch & Company Inc.
   6.05%                                                                  08/15/12                 31,000        31,082
   6.88%                                                                  04/25/18                 64,000        59,236
MetLife, Inc. (Series A)
   6.82%                                                                  08/15/18                 64,000        64,455
Midamerican Energy Holdings Co.
   6.13%                                                                  04/01/36                 50,000        49,424
Morgan Stanley
   5.05%                                                                  01/21/11                 29,000        29,572
   6.00%                                                                  04/28/15                 67,000        66,825
   7.30%                                                                  05/13/19                135,000       139,988
Munich Re America Corp. (Series B)
   7.45%                                                                  12/15/26                 30,000        27,636 (h)
New York Life Global Funding
   5.38%                                                                  09/15/13                 33,000        34,155 (b)
NGPL Pipeco LLC
   7.12%                                                                  12/15/17                 32,000        33,543 (b)
Northern Trust Corp.
   4.63%                                                                  05/01/14                 34,000        34,939
NorthWestern Corp.
   5.88%                                                                  11/01/14                 88,000        89,504 (h)
Novartis Capital Corp.
   4.13%                                                                  02/10/14                 34,000        34,999
NRG Energy, Inc.
   7.38%                                                                  02/01/16                 75,000        70,969
Oncor Electric Delivery Company
   5.95%                                                                  09/01/13                 50,000        52,027
OPTI Canada Inc.
   8.25%                                                                  12/15/14                 42,000        27,720
Oracle Corp.
   5.00%                                                                  07/08/19                 36,000        35,866
   5.75%                                                                  04/15/18                 12,000        12,658
Pacific Gas & Electric Co.
   5.80%                                                                  03/01/37                 30,000        30,150
Pacificorp
   6.25%                                                                  10/15/37                  2,000         2,179
Parker Hannifin Corp.
   5.50%                                                                  05/15/18                 47,000        48,063
Pemex Finance Ltd.
   9.03%                                                                  02/15/11                 26,950        28,836 (h)
PepsiAmericas, Inc.
   5.00%                                                                  05/15/17                 14,000        13,337
PepsiCo, Inc.
   5.00%                                                                  06/01/18                 24,000        24,668
   7.90%                                                                  11/01/18                 58,000        70,563
Petroleos Mexicanos
   8.00%                                                                  05/03/19                 10,000        10,850 (b)
Pfizer Inc.
   6.20%                                                                  03/15/19                 34,000        37,183
   7.20%                                                                  03/15/39                 16,000        18,999
JP Morgan Chase & Co.
   5.38%                                                                  10/01/12                 30,000        31,418
Potomac Electric Power Co.
   7.90%                                                                  12/15/38                 12,000        14,815
Princeton University (Series A)
   4.95%                                                                  03/01/19                 12,000        12,146

   5.70%                                                                  03/01/39                 10,000        10,013
Principal Financial Group, Inc.
   8.88%                                                                  05/15/19                 52,000        54,590
Prudential Financial, Inc.
   7.38%                                                                  06/15/19                 35,000        34,364
Public Service Company of Colorado
   7.88%                                                                  10/01/12                 50,000        57,926
RailAmerica, Inc.
   9.25%                                                                  07/01/17                 76,000        73,340 (b)
Rio Tinto Finance USA Ltd.
   8.95%                                                                  05/01/14                 18,000        20,002
   9.00%                                                                  05/01/19                 24,000        26,676
Roche Holdings Inc.
   6.00%                                                                  03/01/19                 34,000        36,254 (b)
Rogers Communications Inc.
   6.80%                                                                  08/15/18                 82,000        87,906
Safeway Inc.
   6.25%                                                                  03/15/14                 48,000        51,511
Security Benefit Life Insurance
   8.75%                                                                  05/15/16                 25,000         7,500 (b)
Simon Property Group LP (REIT)
   6.75%                                                                  05/15/14                 18,000        18,086
Southern California Edison Co.
   5.50%                                                                  08/15/18                 58,000        61,531
Standard Chartered Bank Hong Kong Ltd.
   4.38%                                                                  12/03/14                 70,000        67,200 (i)
Talisman Energy Inc.
   7.75%                                                                  06/01/19                 14,000        15,509
Teck Resources Ltd.
   9.75%                                                                  05/15/14                 34,000        35,190 (b)
   10.75%                                                                 05/15/19                 52,000        55,900 (b)
Telecom Italia Capital S.A.
   6.20%                                                                  07/18/11                 21,000        21,739
   7.18%                                                                  06/18/19                 50,000        50,685
Telefonica Emisiones SAU
   5.86%                                                                  02/04/13                 75,000        79,060
   5.88%                                                                  07/15/19                 35,000        36,085
The Allstate Corp.
   7.45%                                                                  05/16/19                 26,000        28,128
The Bear Stearns Companies LLC
   6.95%                                                                  08/10/12                 80,000        86,948 (h)
The Goldman Sachs Group, Inc.
   5.25%                                                                  10/15/13                 24,000        24,494
   6.00%                                                                  05/01/14                 98,000       102,279
   6.60%                                                                  01/15/12                  9,000         9,583 (h)
   7.50%                                                                  02/15/19                 26,000        27,840
The Kroger Co.
   6.15%                                                                  01/15/20                 60,000        61,304
The Procter & Gamble Co.
   5.50%                                                                  02/01/34                 17,000        17,322
The Toledo Edison Company
   7.25%                                                                  05/01/20                 16,000        17,815
The Travelers Companies, Inc.
   5.80%                                                                  05/15/18                 30,000        30,836
Thomson Reuters Corp.
   5.95%                                                                  07/15/13                 62,000        63,425
   6.50%                                                                  07/15/18                 30,939        32,199
Ticketmaster Entertainment, Inc.

   10.75%                                                                 07/28/16                250,000       222,500 (b)
Time Warner Cable Inc.
   6.20%                                                                  07/01/13                 32,000        33,717
   6.75%                                                                  07/01/18                 88,000        91,658
   8.25%                                                                  04/01/19                 16,000        18,154
   8.75%                                                                  02/14/19                 52,000        60,577
TransCanada Pipelines Ltd.
   6.50%                                                                  08/15/18                 12,000        13,055
Transocean Inc.
   6.00%                                                                  03/15/18                 31,000        32,228
UBS Luxembourg S.A. for OJSC Vimpel Communications
   8.00%                                                                  02/11/10                100,000       100,619
Union Electric Co.
   6.70%                                                                  02/01/19                 48,000        50,164
United Technologies Corp.
   6.13%                                                                  07/15/38                 35,000        37,990
Verizon Communications Inc.
   5.25%                                                                  04/15/13                 22,000        23,089
   6.35%                                                                  04/01/19                 20,000        20,806
   6.40%                                                                  02/15/38                 20,000        19,580
   6.90%                                                                  04/15/38                 30,000        31,296
   8.75%                                                                  11/01/18                 46,000        54,486
Verizon Global Funding Corp.
   7.25%                                                                  12/01/10                 61,000        64,949
Verizon Wireless Capital LLC
   5.55%                                                                  02/01/14                 74,000        78,560 (b)
   7.38%                                                                  11/15/13                 91,000       101,784 (b)
Walgreen Co.
   4.88%                                                                  08/01/13                 55,000        58,358
   5.25%                                                                  01/15/19                 47,000        48,893
Wal-Mart Stores, Inc.
   5.80%                                                                  02/15/18                 66,000        71,897
   6.20%                                                                  04/15/38                 46,000        50,523
WEA Finance LLC
   7.50%                                                                  06/02/14                 52,000        51,559 (b)
WellPoint, Inc.
   6.00%                                                                  02/15/14                 18,000        18,331
Wells Fargo & Co.
   4.38%                                                                  01/31/13                 30,000        30,258
   5.63%                                                                  12/11/17                 15,000        14,765
Westar Energy, Inc.
   7.13%                                                                  08/01/09                 34,000        33,987 (h)
Wyeth
   5.50%                                                                  03/15/13                 75,000        80,183
XTO Energy Inc.
   6.38%                                                                  06/15/38                 24,000        24,007
   6.50%                                                                  12/15/18                 13,000        13,947
                                                                                                           ------------
                                                                                                              8,234,341
                                                                                                           ------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Banc of America Commercial Mortgage Inc. (Class A)
   5.49%                                                                  02/10/51                 15,625        10,968
Banc of America Funding Corp.
   5.61%                                                                  03/20/36                 31,546         2,824 (h, i, p)
   5.70%                                                                  02/20/36                 63,497         6,664 (h, i, p)
Banc of America Mortgage Securities Inc. (Class B)
   5.36%                                                                  01/25/36                 31,620         2,633 (h, i)
Bear Stearns Commercial Mortgage Securities

   4.75%                                                                  02/13/46                 70,000        60,900 (i)
   5.24%                                                                  12/11/38                 35,000        18,807
   5.33%                                                                  02/11/44                 50,000        40,465
   5.48%                                                                  10/12/41                 79,000        76,731 (h)
   5.57%                                                                  03/11/39                 35,000        34,215 (h, i)
   5.61%                                                                  06/11/50                 50,000        45,167
   5.69%                                                                  06/11/50                 30,000        24,570 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
   5.54%                                                                  10/12/41                170,000       144,413
   5.63%                                                                  04/12/38                 25,000        24,471 (i)
   5.92%                                                                  06/11/50                 30,000        16,541 (i)
Countrywide Alternative Loan Trust
   6.00%                                                                  03/25/36                  7,243             6 (h, p)
Countrywide Alternative Loan Trust (Class B)
   6.00%                                                                  05/25/36 - 08/25/36      26,094           556 (h, p)
Credit Suisse Mortgage Capital Certificates (Class C)
   5.64%                                                                  02/25/36                 24,025         2,118 (h, i, p)
CS First Boston Mortgage Securities Corp.
   0.83%                                                                  07/15/37                575,148         9,590 (h, i, p)
   5.34%                                                                  10/25/35                 38,867         4,275 (h, i, p)
Greenwich Capital Commercial Funding Corp.
   5.60%                                                                  12/10/49                 35,000        31,673
Indymac INDA Mortgage Loan Trust
   5.15%                                                                  01/25/36                 63,705         2,191 (h, i, p)
Indymac INDA Mortgage Loan Trust (Class B)
   5.15%                                                                  01/25/36                 63,551         6,196 (h, i, p)
JP Morgan Chase Commercial Mortgage Securities Corp.
   5.34%                                                                  08/12/37                 90,000        80,109 (i)
   6.07%                                                                  02/12/51                 90,000        55,861
   6.26%                                                                  02/15/51                 50,000        22,526 (i)
   6.40%                                                                  02/12/51                 15,000         1,000 (i, p)
LB Commercial Conduit Mortgage Trust
   5.84%                                                                  07/15/44                 30,000        27,898 (i)
LB-UBS Commercial Mortgage Trust
   0.92%                                                                  01/18/12                910,039        11,396 (h, i, p)
   1.00%                                                                  01/15/36                524,795        19,204 (h, p)
   4.95%                                                                  09/15/30                 30,000        25,704
LB-UBS Commercial Mortgage Trust (Class B)
   6.65%                                                                  07/14/16                 28,000        26,498 (b, h)
LB-UBS Commercial Mortgage Trust (Class F)
   6.45%                                                                  07/15/40                 30,000         1,928 (i, p)
LB-UBS Commercial Mortgage Trust (Class X)
   0.30%                                                                  12/15/39                771,904         8,410 (h, i, p)
MASTR Alternative Loans Trust
   5.00%                                                                  08/25/18                 44,712         4,155 (g, h, q)
MLCC Mortgage Investors Inc.
   5.22%                                                                  02/25/36                 49,996         3,030 (h, i)
Morgan Stanley Capital I
   5.16%                                                                  10/12/52                 20,000        16,953 (i)
   5.28%                                                                  12/15/43                 31,000        29,557
   5.33%                                                                  12/15/43                 31,000        23,182
   5.39%                                                                  11/12/41                 88,000        32,117 (i)
   5.69%                                                                  04/15/49                200,000       145,784 (i)
   5.71%                                                                  07/12/44                100,000        84,288 (h)
   7.11%                                                                  04/15/33                  8,297         8,285 (h, i)
Nomura Asset Securities Corp. (Class A)
   6.59%                                                                  03/15/30                  1,896         1,899 (h)

Puma Finance Ltd. (Class A)
   1.33%                                                                  10/11/34                 13,177        11,331 (h, i)
Residential Accredit Loans Inc.
   6.00%                                                                  01/25/36                151,489         6,758 (h, p)
Structured Asset Securities Corp. (Class X)
   2.17%                                                                  02/25/28                 36,612             2 (i, p)
Wells Fargo Mortgage Backed Securities Trust
   5.50%                                                                  01/25/36                 63,996        11,637 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
   5.50%                                                                  03/25/36                244,029        48,755 (h)
                                                                                                           ------------
                                                                                                              1,274,241
                                                                                                           ------------
SOVEREIGN BONDS - 0.3%
Government of Brazil
   8.00%                                                                  01/15/18                 30,000        33,600 (h)
Government of Dominican
   9.50%                                                                  09/27/11                 35,680        35,323
Government of Indonesia
   11.63%                                                                 03/04/19                100,000       126,625 (b)
Government of Korea
   5.75%                                                                  04/16/14                 11,000        11,272
Government of Manitoba Canada
   4.90%                                                                  12/06/16                 35,000        36,208
Government of Panama
   6.70%                                                                  01/26/36                 30,000        29,100
Government of Quebec Canada
   7.50%                                                                  09/15/29                 50,000        61,306
Government of Venezuela
   5.38%                                                                  08/07/10                 28,000        26,250
   10.75%                                                                 09/19/13                  4,000         3,300
                                                                                                           ------------
                                                                                                                362,984
                                                                                                           ------------
MUNICIPAL BONDS AND NOTES - 0.1%
Dallas Area Rapid Transit
   6.00%                                                                  12/01/44                 20,000        20,262
New Jersey State Turnpike Authority
   7.41%                                                                  01/01/40                 35,000        40,742
New Jersey Transportation Trust Fund Authority
   6.88%                                                                  12/15/39                 10,000        10,176
                                                                                                           ------------
                                                                                                                 71,180
                                                                                                           ------------
TOTAL BONDS AND NOTES
   (COST $32,806,700)                                                                                        31,833,256
                                                                                                           ------------

                                                                                                NUMBER OF
                                                                                                 SHARES        VALUE
                                                                                               ----------  ------------
EXCHANGE TRADED FUNDS - 0.5%
Financial Select Sector SPDR Fund                                                                   9,904     $ 118,551 (n)
Industrial Select Sector SPDR Fund                                                                 19,934       437,751 (h, n)
                                                                                                           ------------
TOTAL EXCHANGE TRADED FUNDS
   (COST $907,330)                                                                                              556,302
                                                                                                           ------------
OTHER INVESTMENTS - 0.2%
GEI Investment Fund
   (COST $357,826)                                                                                              196,805 (j)
                                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $106,665,206)                                                                                       95,341,882
                                                                                                           ------------

SHORT-TERM INVESTMENTS - 18.8%
GE Money Market Fund Institutional Class
   0.28%
   (COST $21,715,156)                                                                                        21,715,156 (d, o)
                                                                                                           ------------
TOTAL INVESTMENTS
   (COST $128,380,362)                                                                                      117,057,038
                                                                                                           ------------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.5)%                                                          (1,715,243)
                                                                                                           ------------
   NET ASSETS - 100.0%                                                                                     $115,341,795
                                                                                                           ============

OTHER INFORMATION

The GE Total Return Fund had the following short futures contracts open at June 30, 2009 (unaudited):

                                                                                   UNREALIZED
                                                     NUMBER OF      CURRENT     (DEPRECIATION)/
DESCRIPTION                         EXPIRATION DATE  CONTRACTS  NOTIONAL VALUE    APPRECIATION
-----------                         ---------------  ---------  --------------  ---------------
2 Yr. U.S.Treasury Notes Futures     September 2009       4       $  (864,875)       $   (555)
5 Yr. U.S.Treasury Notes Futures     September 2009       1          (114,719)             21
10 Yr. U.S.Treasury Notes Futures    September 2009      25        (2,906,641)        (39,366)

The GE Total Return Fund had the following long futures contracts open at June 30, 2009 (unaudited):

                                                                                  UNREALIZED
                                                     NUMBER OF      CURRENT      APPRECIATION/
DESCRIPTION                         EXPIRATION DATE  CONTRACTS  NOTIONAL VALUE  (DEPRECIATION)
-----------                         ---------------  ---------  --------------  --------------
S&P Midcap 400 Emini Index Futures   September 2009       2       $   115,340        $  1,400
S&P 500 Index Futures                September 2009       1           228,875           2,825
                                                                                     --------
                                                                                     $(35,675)
                                                                                     ========

The GE Total Return Fund was invested in the following Countries at June 30, 2009 (unaudited):

                                                               PERCENTAGE (BASED
COUNTRY                                                         ON MARKET VALUE)
-------                                                        -----------------
United States                                                         77.40%
United Kingdom                                                         2.96%
Switzerland                                                            2.87%
Japan                                                                  2.78%
France                                                                 2.44%
Canada                                                                 1.86%
Germany                                                                1.56%
China                                                                  1.01%
Brazil                                                                 0.90%
Spain                                                                  0.88%
South Korea                                                            0.58%

Australia                                                              0.50%
Taiwan                                                                 0.49%
India                                                                  0.42%
Italy                                                                  0.41%
Netherlands                                                            0.36%
South Africa                                                           0.33%
Mexico                                                                 0.27%
Hong Kong                                                              0.22%
Finland                                                                0.21%
Russia                                                                 0.16%
Singapore                                                              0.15%
Luxembourg                                                             0.15%
Indonesia                                                              0.13%
Chile                                                                  0.12%
Ireland                                                                0.12%
Turkey                                                                 0.10%
Peru                                                                   0.09%
Sweden                                                                 0.09%
Denmark                                                                0.07%
Cayman Islands                                                         0.07%
Israel                                                                 0.06%
Philippines                                                            0.04%
Czech Republic                                                         0.03%
Dominican Republic                                                     0.03%
Greece                                                                 0.03%
Malaysia                                                               0.03%
Venezuela                                                              0.02%
Panama                                                                 0.02%
Egypt                                                                  0.02%
Thailand                                                               0.02%
                                                                     ------
                                                                     100.00%
                                                                     ======

The GE Total Return Fund was invested in the following Sectors at June 30, 2009 (unaudited):

                                                               PERCENTAGE (BASED
SECTOR                                                          ON MARKET VALUE)
------                                                         -----------------
Short-Term                                                            18.55%
Agency Mortgage Backed                                                 9.02%
Corporate Notes                                                        7.03%
U.S. Treasuries                                                        6.20%
Oil, Gas & Consumable Fuels                                            3.74%
Commercial Banks                                                       3.32%
Capital Markets                                                        3.22%
Communications Equipment                                               2.70%
Federal Agencies                                                       2.64%
Software                                                               2.23%
Media                                                                  2.13%
Energy Equipment & Services                                            2.06%
Biotechnology                                                          1.79%
Wireless Telecommunication Services                                    1.78%
Insurance                                                              1.76%
Pharmaceuticals                                                        1.66%
Healthcare Equipment & Supplies                                        1.65%
Chemicals                                                              1.57%
Metals & Mining                                                        1.55%
Semiconductors & Semiconductor Equipment                               1.42%
Food Products                                                          1.36%
Beverages                                                              1.35%
IT Services                                                            1.22%
Healthcare Providers & Services                                        1.20%
Specialty Retail                                                       1.19%
Diversified Financial Services                                         1.17%
Non-Agency Collateralized Mortgage Obligations                         1.09%
Commercial Services & Supplies                                         1.01%
Multi-Utilities                                                        0.92%
Electric Utilities                                                     0.84%
Internet Software & Services                                           0.84%
Aerospace & Defense                                                    0.82%
Agency Collateralized Mortgage Obligations                             0.77%
Real Estate Management & Development                                   0.74%
Diversified Telecommunication Services                                 0.66%
Industrial Conglomerates                                               0.65%
Life Sciences Tools & Services                                         0.61%
Food & Staples Retailing                                               0.60%
Personal Products                                                      0.60%
Household Products                                                     0.52%
Computers & Peripherals                                                0.49%
Exchange Traded Funds                                                  0.48%
Hotels Restaurants & Leisure                                           0.46%
Construction & Engineering                                             0.46%
Machinery                                                              0.43%
Multiline Retail                                                       0.40%
Electrical Equipment                                                   0.37%
Electronic Equipment, Instruments & Components                         0.33%
Sovereign Bonds                                                        0.31%
Automobiles                                                            0.28%
Professional Services                                                  0.26%
Road & Rail                                                            0.24%
Tobacco                                                                0.22%
Textiles Apparel & Luxury Goods                                        0.19%
Other Investments                                                      0.17%
Construction Materials                                                 0.14%
Water Utilities                                                        0.12%
Real Estate Investment Trusts (REIT's)                                 0.08%
Asset Backed                                                           0.07%
Thrifts & Mortgage Finance                                             0.06%
Municipal Bonds and Notes                                              0.06%
Gas Utilities                                                          0.06%
Household Durables                                                     0.05%
Paper & Forest Products                                                0.04%
Auto Components                                                        0.02%
Independent Power Producers & Energy Traders                           0.02%
Transportation Infrastructure                                          0.01%
Internet & Catalog Retail                                              0.00%
                                                                     ------
                                                                     100.00%
                                                                     ======

                            GE SMALL-CAP EQUITY FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                                       NUMBER OF
                                                                                                         SHARES      VALUE
                                                                                                       ---------  -----------
COMMON STOCK - 95.2%
AEROSPACE & DEFENSE - 1.6%
Applied Signal Technology, Inc.                                                                            1,700  $    43,367
DynCorp International, Inc. (Class A)                                                                      2,200       36,938 (a)
Esterline Technologies Corp.                                                                               1,710       46,290 (a)
Hexcel Corp.                                                                                               3,600       34,308 (a)
Stanley, Inc.                                                                                              2,488       81,805 (a)
Teledyne Technologies Inc.                                                                                 8,200      268,550 (a)
Triumph Group, Inc.                                                                                          800       32,000
                                                                                                                  -----------
                                                                                                                      543,258
                                                                                                                  -----------
AIR FREIGHT & LOGISTICS - 0.4%
Forward Air Corp.                                                                                          3,358       71,593
UTi Worldwide, Inc.                                                                                        6,564       74,830
                                                                                                                  -----------
                                                                                                                      146,423
                                                                                                                  -----------
AIRLINES - 0.1%
Hawaiian Holdings, Inc.                                                                                    4,600       27,692 (a)
                                                                                                                  -----------
AUTO COMPONENTS - 0.3%
Wonder Auto Technology, Inc.                                                                               9,912      100,409 (a)
                                                                                                                  -----------
BIOTECHNOLOGY - 1.1%
Alexion Pharmaceuticals, Inc.                                                                                700       28,784 (a)
Alkermes, Inc.                                                                                             5,500       59,510 (a)
Cubist Pharmaceuticals, Inc.                                                                               3,300       60,489 (a)
Emergent Biosolutions, Inc.                                                                                2,100       30,093 (a)
Martek Biosciences Corp.                                                                                   3,332       70,472
Myriad Genetics, Inc.                                                                                      1,000       35,650 (a)
Myriad Pharmaceuticals, Inc.                                                                                 250        1,163 (a)
OSI Pharmaceuticals, Inc.                                                                                    819       23,120 (a)
PDL BioPharma, Inc.                                                                                        5,820       45,978
                                                                                                                  -----------
                                                                                                                      355,259
                                                                                                                  -----------
BUILDING PRODUCTS - 0.1%
Ameron International Corp.                                                                                   300       20,112
Apogee Enterprises, Inc.                                                                                   1,500       18,450
                                                                                                                  -----------
                                                                                                                       38,562
                                                                                                                  -----------
CAPITAL MARKETS - 1.5%
Affiliated Managers Group Inc.                                                                             2,785      162,059 (a)
GFI Group Inc.                                                                                            16,500      111,210
Raymond James Financial, Inc.                                                                              8,200      141,122
Waddell & Reed Financial, Inc. (Class A)                                                                   3,300       87,021
                                                                                                                  -----------
                                                                                                                      501,412
                                                                                                                  -----------

CHEMICALS - 2.4%
Arch Chemicals, Inc.                                                                                       6,805      167,335
Koppers Holdings Inc.                                                                                      5,725      150,968
NewMarket Corp.                                                                                            1,409       94,868
Sensient Technologies Corp.                                                                               16,600      374,662
                                                                                                                  -----------
                                                                                                                      787,833
                                                                                                                  -----------
COMMERCIAL BANKS - 2.1%
Cullen/Frost Bankers, Inc.                                                                                 5,800      267,496
Fulton Financial Corp.                                                                                     9,200       47,932
Sandy Spring Bancorp, Inc.                                                                                 2,700       39,690
Sterling Bancorp                                                                                           4,200       35,070
SVB Financial Group                                                                                        5,500      149,710 (a)
Westamerica Bancorporation                                                                                 3,300      163,713
                                                                                                                  -----------
                                                                                                                      703,611
                                                                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES - 3.4%
ABM Industries Inc.                                                                                       12,700      229,489
American Reprographics Co.                                                                                 4,800       39,936 (a)
Bowne & Company Inc.                                                                                       6,300       41,013
Copart, Inc.                                                                                               3,000      104,010 (a)
Healthcare Services Group, Inc.                                                                           10,300      184,164
Herman Miller, Inc.                                                                                        3,200       49,088
Ritchie Bros Auctioneers Inc.                                                                              5,000      117,250
Schawk, Inc. (Class A)                                                                                     5,000       37,550
SYKES Enterprises, Inc.                                                                                    2,100       37,989 (a)
Waste Connections, Inc.                                                                                   10,800      279,828 (a)
                                                                                                                  -----------
                                                                                                                    1,120,317
                                                                                                                  -----------
COMMUNICATIONS EQUIPMENT - 1.5%
BigBand Networks, Inc.                                                                                     1,700        8,789 (a)
Cogo Group, Inc.                                                                                           6,300       37,611 (a)
CommScope, Inc.                                                                                            6,600      173,316 (a)
Comtech Telecommunications Corp.                                                                             855       27,257 (a)
Digi International Inc.                                                                                    3,200       31,200 (a)
Oplink Communications, Inc.                                                                                2,400       27,360 (a)
PC-Tel Inc.                                                                                                7,300       39,055 (a)
Starent Networks Corp.                                                                                     3,408       83,189 (a)
Viasat, Inc.                                                                                               3,100       79,484 (a)
                                                                                                                  -----------
                                                                                                                      507,261
                                                                                                                  -----------
COMPUTERS & PERIPHERALS - 0.2%
Cray Inc.                                                                                                  5,300       41,764 (a)
Super Micro Computer, Inc.                                                                                 3,300       25,278 (a)
                                                                                                                  -----------
                                                                                                                       67,042
                                                                                                                  -----------
CONSTRUCTION & ENGINEERING - 1.5%
Aecom Technology Corp.                                                                                     2,100       67,200 (a)
Chicago Bridge & Iron Company N.V.                                                                        11,925      147,870
Michael Baker Corp.                                                                                        1,300       55,068 (a)
Quanta Services, Inc.                                                                                      3,200       74,016 (a)
URS Corp.                                                                                                  3,300      163,416 (a)
                                                                                                                  -----------
                                                                                                                      507,570
                                                                                                                  -----------
CONSUMER FINANCE - 0.3%
Cash America International, Inc.                                                                           1,300       30,407
Ezcorp, Inc. (Class A)                                                                                     2,700       29,106 (a)

First Cash Financial Services, Inc.                                                                        1,800       31,536 (a)
                                                                                                                  -----------
                                                                                                                       91,049
                                                                                                                  -----------
CONTAINERS & PACKAGING - 1.5%
AEP Industries, Inc.                                                                                       1,100       29,029 (a)
Aptargroup, Inc.                                                                                           7,500      253,275
Greif, Inc. (Class A)                                                                                      1,300       57,486
Packaging Corporation of America                                                                           7,800      126,360
Rock-Tenn Co. (Class A)                                                                                    1,000       38,160
                                                                                                                  -----------
                                                                                                                      504,310
                                                                                                                  -----------
DISTRIBUTORS - 1.0%
LKQ Corp.                                                                                                 19,700      324,065 (a)
                                                                                                                  -----------
DIVERSIFIED CONSUMER SERVICES - 1.4%
Brink's Home Security Holdings, Inc.                                                                       3,550      100,501 (a)
K12, Inc.                                                                                                  4,100       88,355 (a)
Matthews International Corp. (Class A)                                                                     4,100      127,592
Pre-Paid Legal Services, Inc.                                                                                600       26,154 (a)
Stewart Enterprises, Inc. (Class A)                                                                       16,500       79,530
Universal Technical Institute, Inc.                                                                        2,700       40,311 (a)
                                                                                                                  -----------
                                                                                                                      462,443
                                                                                                                  -----------
DIVERSIFIED FINANCIAL SERVICES - 0.2%
MSCI Inc. (Class A)                                                                                        3,300       80,652 (a)
                                                                                                                  -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alaska Communications Systems Group Inc.                                                                   4,000       29,280
tw telecom inc. (Class A)                                                                                  2,500       25,675 (a)
                                                                                                                  -----------
                                                                                                                       54,955
                                                                                                                  -----------
ELECTRIC UTILITIES - 0.7%
IDACORP, Inc.                                                                                              9,600      250,944
                                                                                                                  -----------
ELECTRICAL EQUIPMENT - 0.9%
Baldor Electric Co.                                                                                        4,900      116,571
Brady Corp. (Class A)                                                                                      2,500       62,800
Woodward Governor Co.                                                                                      5,700      112,860
                                                                                                                  -----------
                                                                                                                      292,231
                                                                                                                  -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.7%
Benchmark Electronics, Inc.                                                                                4,491       64,670 (a)
CPI International, Inc.                                                                                    3,230       28,069 (a)
FARO Technologies, Inc.                                                                                    4,700       72,991 (a)
National Instruments Corp.                                                                                 8,270      186,571
Newport Corp.                                                                                             18,210      105,436 (a)
Trimble Navigation Ltd.                                                                                    5,000       98,150 (a)
                                                                                                                  -----------
                                                                                                                      555,887
                                                                                                                  -----------
ENERGY EQUIPMENT & SERVICES - 3.4%
Cal Dive International, Inc.                                                                               4,600       39,698 (a)
Dril-Quip, Inc.                                                                                            7,600      289,560 (a)
Geokinetics Inc.                                                                                           2,000       27,300 (a)
Gulf Island Fabrication, Inc.                                                                              1,300       20,579
Gulfmark Offshore, Inc.                                                                                    1,100       30,360 (a)
Oceaneering International, Inc.                                                                            3,350      151,420 (a)
Oil States International, Inc.                                                                            12,500      302,625 (a)
Parker Drilling Company.                                                                                   6,600       28,644 (a)

PHI, Inc.                                                                                                  1,701       29,155 (a)
Pioneer Drilling Co.                                                                                      10,300       49,337 (a)
Superior Energy Services, Inc.                                                                             6,600      113,982 (a)
T-3 Energy Services Inc.                                                                                   2,044       24,344 (a)
Union Drilling, Inc.                                                                                       3,000       19,860 (a)
                                                                                                                  -----------
                                                                                                                    1,126,864
                                                                                                                  -----------
FOOD & STAPLES RETAILING - 0.2%
Spartan Stores, Inc.                                                                                       5,200       64,532
                                                                                                                  -----------
FOOD PRODUCTS - 4.0%
Cal-Maine Foods, Inc.                                                                                        900       22,464
Darling International Inc,                                                                                27,400      180,840 (a)
Del Monte Foods Co.                                                                                       26,040      244,255
Lancaster Colony Corp.                                                                                     2,472      108,941
Lance, Inc.                                                                                                6,000      138,780
Ralcorp Holdings, Inc.                                                                                     4,200      255,864 (a)
Smithfield Foods, Inc.                                                                                    16,550      231,204 (a)
The Hain Celestial Group, Inc.                                                                             9,900      154,539 (a)
                                                                                                                  -----------
                                                                                                                    1,336,887
                                                                                                                  -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 5.7%
American Medical Systems Holdings, Inc.                                                                   13,900      219,620 (a)
Angiodynamics, Inc.                                                                                        5,500       72,985 (a)
Conmed Corp.                                                                                               1,722       26,725 (a)
ev3, Inc.                                                                                                  6,600       70,752 (a)
Gen-Probe Inc.                                                                                             2,200       94,556 (a)
Greatbatch, Inc.                                                                                           2,500       56,525 (a)
Haemonetics Corp.                                                                                          1,131       64,467 (a)
Immucor, Inc.                                                                                              6,745       92,811 (a)
Integra LifeSciences Holdings Corp.                                                                        5,800      153,758 (a)
Masimo Corp.                                                                                               3,300       79,563 (a)
Medical Action Industries, Inc.                                                                           16,300      186,635 (a)
Meridian Bioscience, Inc.                                                                                  7,500      169,350
NuVasive, Inc.                                                                                             1,630       72,698 (a)
SonoSite, Inc.                                                                                             3,300       66,198 (a)
STERIS Corp.                                                                                               1,585       41,337
SurModics, Inc.                                                                                            2,500       56,575 (a)
Teleflex Inc.                                                                                              2,200       98,626
Thoratec Corp.                                                                                             2,800       74,984 (a)
West Pharmaceutical Services, Inc.                                                                         5,500      191,675
Zoll Medical Corp.                                                                                           700       13,538 (a)
                                                                                                                  -----------
                                                                                                                    1,903,378
                                                                                                                  -----------
HEALTHCARE PROVIDERS & SERVICES - 6.7%
Amedisys, Inc.                                                                                             1,742       57,521 (a)
AMN Healthcare Services, Inc.                                                                              9,700       61,886 (a)
Bio-Reference Laboratories, Inc.                                                                           6,100      192,821 (a)
Chemed Corp.                                                                                               1,400       55,272
Corvel Corp.                                                                                                 400        9,108 (a)
Genoptix, Inc.                                                                                               900       28,791 (a)
Gentiva Health Services, Inc.                                                                              2,000       32,920 (a)
Healthways, Inc.                                                                                          10,900      146,605 (a)
HMS Holdings Corp.                                                                                        10,500      427,560 (a)
inVentiv Health, Inc.                                                                                      8,200      110,946 (a)
IPC The Hospitalist Company, Inc.                                                                          1,700       45,373 (a)
Mednax, Inc.                                                                                               7,800      328,614 (a)
Molina Healthcare, Inc.                                                                                   10,400      248,768 (a)

National Healthcare Corp.                                                                                    600       22,764
Owens & Minor, Inc.                                                                                        5,800      254,156
Sun Healthcare Group, Inc.                                                                                11,493       97,001 (a)
VCA Antech, Inc.                                                                                           4,121      110,031 (a)
                                                                                                                  -----------
                                                                                                                    2,230,137
                                                                                                                  -----------
HEALTHCARE TECHNOLOGY - 1.6%
athenahealth, Inc.                                                                                         2,500       92,525 (a)
Computer Programs & Systems, Inc.                                                                          6,900      264,339
Eclipsys Corp.                                                                                             1,000       17,780 (a)
MedAssets, Inc.                                                                                            5,500      106,975 (a)
Phase Forward Inc.                                                                                         2,986       45,118 (a)
                                                                                                                  -----------
                                                                                                                      526,737
                                                                                                                  -----------
HOTELS RESTAURANTS & LEISURE - 1.1%
Bally Technologies, Inc.                                                                                     900       26,928 (a)
Cracker Barrel Old Country Store, Inc.                                                                     5,500      153,450
Denny's Corp.                                                                                             26,920       57,878 (a)
Dover Downs Gaming & Entertainment, Inc.                                                                   1,100        5,115
Shuffle Master, Inc.                                                                                       7,700       50,897 (a)
Wendy's/Arby's Group, Inc.                                                                                17,800       71,200
                                                                                                                  -----------
                                                                                                                      365,468
                                                                                                                  -----------
HOUSEHOLD DURABLES - 0.9%
Jarden Corp.                                                                                              14,900      279,375 (a)
Tupperware Brands Corp.                                                                                    1,000       26,020
                                                                                                                  -----------
                                                                                                                      305,395
                                                                                                                  -----------
HOUSEHOLD PRODUCTS - 0.4%
WD-40 Co.                                                                                                  5,000      145,000
                                                                                                                  -----------
INSURANCE - 4.0%
Alleghany Corp.                                                                                              400      108,400 (a)
Allied World Assurance Company Holdings Ltd.                                                               4,100      167,403
Amtrust Financial Services, Inc.                                                                           1,700       19,380
Argo Group International Holdings Ltd.                                                                     5,400      152,388 (a)
Arthur J Gallagher & Co.                                                                                   6,600      140,844
First Mercury Financial Corp.                                                                              8,438      116,191 (a)
HCC Insurance Holdings, Inc.                                                                              15,400      369,754
National Interstate Corp.                                                                                  3,800       57,684
Navigators Group, Inc.                                                                                     4,100      182,163 (a)
Tower Group, Inc.                                                                                          1,000       24,780
                                                                                                                  -----------
                                                                                                                    1,338,987
                                                                                                                  -----------
INTERNET & CATALOG RETAIL - 0.2%
priceline.com Inc.                                                                                           700       78,085 (a)
                                                                                                                  -----------
INTERNET SOFTWARE & SERVICES - 1,6%
Art Technology Group, Inc.                                                                                 8,100       30,780 (a)
AsiaInfo Holdings, Inc.                                                                                    2,400       41,304 (a)
comScore, Inc.                                                                                             5,000       66,600 (a)
Constant Contact, Inc.                                                                                     4,100       81,344 (a)
j2 Global Communications, Inc.                                                                             2,890       65,198 (a)
NIC Inc.                                                                                                   8,300       56,191
Omniture, Inc.                                                                                             5,800       72,848 (a)
S1 Corp.                                                                                                   4,600       31,740 (a)
Vocus, Inc.                                                                                                4,100       81,016 (a)
                                                                                                                  -----------
                                                                                                                      527,021
                                                                                                                  -----------

IT SERVICES - 2.4%
CACI International Inc. (Class A)                                                                          1,000       42,710 (a)
CSG Systems International, Inc.                                                                            1,500       19,860 (a)
Euronet Worldwide, Inc.                                                                                    6,600      127,974 (a)
Global Cash Access Holdings, Inc.                                                                         20,200      160,792 (a)
iGate Corp.                                                                                                9,300       61,566
NeuStar, Inc. (Class A)                                                                                    5,000      110,800 (a)
RightNow Technologies, Inc.                                                                                4,200       49,560 (a)
Sapient Corp.                                                                                              6,400       40,256 (a)
SRA International Inc. (Class A)                                                                           1,600       28,096 (a)
VeriFone Holdings, Inc.                                                                                    3,500       26,285 (a)
Virtusa Corp.                                                                                              5,791       46,502 (a)
Wright Express Corp.                                                                                       3,300       84,051 (a)
                                                                                                                  -----------
                                                                                                                      798,452
                                                                                                                  -----------
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Polaris Industries, Inc.                                                                                   5,200      167,024
                                                                                                                  -----------
LIFE SCIENCES TOOLS & SERVICES - 4.3%
Bio-Rad Laboratories, Inc (Class A)                                                                        3,000      226,440 (a)
Bruker Corp.                                                                                              17,860      165,384 (a)
Cambrex Corp.                                                                                              4,000       16,480 (a)
Dionex Corp.                                                                                               1,700      103,751 (a)
ICON PLC ADR                                                                                              10,500      226,590 (a)
Luminex Corp.                                                                                              4,347       80,593 (a)
Mettler-Toledo International, Inc.                                                                         2,500      192,875 (a)
Techne Corp.                                                                                               2,200      140,382
Varian, Inc.                                                                                               7,500      295,725 (a)
                                                                                                                  -----------
                                                                                                                    1,448,220
                                                                                                                  -----------
MACHINERY - 5.7%
AGCO Corp.                                                                                                 6,400      186,048 (a)
Cascade Corp.                                                                                              6,040       95,009
Chart Industries, Inc.                                                                                     2,331       42,378 (a)
CLARCOR, Inc.                                                                                              6,000      175,140
Flowserve Corp.                                                                                            1,325       92,498
Harsco Corp.                                                                                               4,200      118,860
IDEX Corp.                                                                                                 9,100      223,587
Kaydon Corp.                                                                                               5,000      162,800
Kennametal, Inc.                                                                                           3,300       63,294
Lincoln Electric Holdings, Inc.                                                                            1,650       59,466
Mueller Industries, Inc.                                                                                   3,600       74,880
Nordson Corp.                                                                                              3,730      144,202
Pall Corp.                                                                                                 4,100      108,896
RBC Bearings Inc.                                                                                          5,006      102,373 (a)
Timken Co.                                                                                                 5,575       95,221
Trinity Industries, Inc.                                                                                  10,850      147,777
                                                                                                                  -----------
                                                                                                                    1,892,429
                                                                                                                  -----------
MEDIA - 3.1%
Arbitron, Inc.                                                                                            11,200      177,968
Interactive Data Corp.                                                                                    18,200      421,148
John Wiley & Sons, Inc. (Class A)                                                                          8,400      279,300
Morningstar, Inc.                                                                                          3,600      148,428 (a)
                                                                                                                  -----------
                                                                                                                    1,026,844
                                                                                                                  -----------

METALS & MINING - 1.3%
Commercial Metals Co.                                                                                     10,500      168,315
Compass Minerals International, Inc.                                                                       5,100      280,041
                                                                                                                  -----------
                                                                                                                      448,356
                                                                                                                  -----------
MULTI-UTILITIES - 0.5%
OGE Energy Corp.                                                                                           5,840      165,389
                                                                                                                  -----------
OFFICE ELECTRONICS - 0.3%
Zebra Technologies Corp. (Class A)                                                                         4,400      104,104 (a)
                                                                                                                  -----------
OIL, GAS & CONSUMABLE FUELS - 3.0%
Comstock Resources, Inc.                                                                                   2,500       82,625 (a)
CVR Energy, Inc.                                                                                           4,687       34,356 (a)
Encore Acquisition Co.                                                                                     4,100      126,485 (a)
Goodrich Petroleum Corp.                                                                                   3,300       81,147 (a)
James River Coal Co.                                                                                       8,500      128,605 (a)
Plains Exploration & Production Co.                                                                        5,000      136,800 (a)
Ship Finance International Ltd.                                                                            2,500       27,575
St Mary Land & Exploration Co.                                                                             7,600      158,612
USEC Inc.                                                                                                 23,125      123,025 (a)
Whiting Petroleum Corp.                                                                                    3,300      116,028 (a)
                                                                                                                  -----------
                                                                                                                    1,015,258
                                                                                                                  -----------
PERSONAL PRODUCTS - 1.8%
Alberto-Culver Co.                                                                                         9,900      251,757
American Oriental Bioengineering, Inc.                                                                     9,241       48,885 (a)
Bare Escentuals, Inc.                                                                                      8,300       73,621 (a)
Chattem, Inc.                                                                                              3,300      224,730 (a)
                                                                                                                  -----------
                                                                                                                      598,993
                                                                                                                  -----------
PHARMACEUTICALS - 0.3%
Caraco Pharmaceutical Laboratories Ltd.                                                                    5,100       15,657 (a)
Noven Pharmaceuticals, Inc.                                                                                2,800       40,040 (a)
The Medicines Co.                                                                                          3,567       29,927 (a)
                                                                                                                  -----------
                                                                                                                       85,624
                                                                                                                  -----------
PROFESSIONAL SERVICES - 0.9%
Administaff, Inc.                                                                                          3,600       83,772
CoStar Group, Inc.                                                                                         2,500       99,675 (a)
First Advantage Corp. (Class A)                                                                            2,600       39,546 (a)
HIS, Inc. (Class A)                                                                                        1,700       84,779 (a)
                                                                                                                  -----------
                                                                                                                      307,772
                                                                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 3.1%
BioMed Realty Trust, Inc. (REIT)                                                                          17,800      182,094
Digital Realty Trust, Inc. (REIT)                                                                          6,600      236,610
DuPont Fabros Technology, Inc. (REIT)                                                                      6,300       59,346
Healthcare Realty Trust Inc. (REIT)                                                                       12,400      208,692
Omega Healthcare Investors, Inc. (REIT)                                                                   23,300      361,616
                                                                                                                  -----------
                                                                                                                    1,048,358
                                                                                                                  -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
FirstService Corp.                                                                                         5,000       59,150 (a)
                                                                                                                  -----------
ROAD & RAIL - 2.0%
Genesee & Wyoming Inc. (Class A)                                                                          13,050      345,956 (a)
Landstar System, Inc.                                                                                      2,500       89,775
Old Dominion Freight Line, Inc.                                                                            7,000      234,990 (a)
                                                                                                                  -----------
                                                                                                                      670,721
                                                                                                                  -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Ceva, Inc.                                                                                                 3,000       26,040 (a)
Hittite Microwave Corp.                                                                                    1,700       59,075 (a)
IXYS Corp.                                                                                                 6,770       68,512
Microsemi Corp.                                                                                            8,600      118,680 (a)
Rudolph Technologies, Inc.                                                                                13,700       75,624 (a)
Semtech Corp.                                                                                             11,900      189,329 (a)
Tessera Technologies, Inc.                                                                                 1,300       32,877 (a)
Varian Semiconductor Equipment Associates, Inc.                                                            3,000       71,970 (a)
                                                                                                                  -----------
                                                                                                                      642,107
                                                                                                                  -----------
SOFTWARE - 5.2%
ACI Worldwide, Inc.                                                                                        2,200       30,712 (a)
Actuate Corp.                                                                                              9,600       45,888 (a)
Blackbaud, Inc.                                                                                           16,800      261,240
Blackboard Inc.                                                                                            3,600      103,896 (a)
Concur Technologies, Inc.                                                                                  4,600      142,968 (a)
Deltek, Inc.                                                                                               6,700       29,078 (a)
Factset Research Systems, Inc.                                                                             2,100      104,727
Interactive Intelligence, Inc.                                                                             4,600       56,396 (a)
Jack Henry & Associates, Inc.                                                                              4,900      101,675
Kenexa Corp.                                                                                               4,000       46,280 (a)
Micros Systems Inc.                                                                                        9,400      238,008 (a)
NetSuite, Inc.                                                                                             5,800       68,498 (a)
Parametric Technology Corp.                                                                               16,100      188,209 (a)
Pegasystems Inc.                                                                                           2,700       71,226
Solera Holdings, Inc.                                                                                      4,900      124,460 (a)
Symyx Technologies                                                                                         8,600       50,310 (a)
Ultimate Software Group, Inc.                                                                              3,700       89,688 (a)
                                                                                                                  -----------
                                                                                                                    1,753,259
                                                                                                                  -----------
SPECIALTY RETAIL - 3.6%
Aaron Rents, Inc. (Class B)                                                                                9,800      292,236
Aeropostale, Inc.                                                                                          6,400      219,328 (a)
American Eagle Outfitters, Inc.                                                                            8,500      120,445
JOS A Bank Clothiers, Inc.                                                                                   500       17,230 (a)
Systemax Inc.                                                                                              3,095       36,861 (a)
The Buckle, Inc.                                                                                           8,100      257,337
The Cato Corp. (Class A)                                                                                   2,200       38,368
The Men's Wearhouse, Inc.                                                                                  1,200       23,016
The Wet Seal Inc.  (Class A)                                                                              11,585       35,566 (a)
Tractor Supply Co.                                                                                         4,300      177,676 (a)
                                                                                                                  -----------
                                                                                                                    1,218,063
                                                                                                                  -----------
TEXTILES APPAREL & LUXURY GOODS - 0.8%
Columbia Sportswear Co.                                                                                    4,170      128,936
Deckers Outdoor Corp.                                                                                        483       33,940 (a)
FGX International Holdings Ltd.                                                                            1,300       14,794 (a)
Fossil, Inc.                                                                                               1,700       40,936 (a)
True Religion Apparel, Inc.                                                                                1,100       24,530 (a)
Wolverine World Wide Inc.                                                                                  1,500       33,090
                                                                                                                  -----------
                                                                                                                      276,226
                                                                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Applied Industrial Technologies, Inc.                                                                      3,100       61,070
Textainer Group Holdings Ltd.                                                                              2,400       27,576
                                                                                                                  -----------
                                                                                                                       88,646
                                                                                                                  -----------

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Syniverse Holdings, Inc.                                                                                   1,700       27,251 (a)
                                                                                                                  -----------
TOTAL COMMON STOCK
   (COST $37,656,041)                                                                                              31,813,922
                                                                                                                  -----------
OTHER INVESTMENTS - 0.0%*
GEI Investment Fund
   (COST $12,901)                                                                                                       7,096 (j)
                                                                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $37,668,942)                                                                                              31,821,018
                                                                                                                  -----------
SHORT-TERM INVESTMENTS - 5.8%
GE Money Market Fund Institutional Class
   0.28%
   (COST $1,927,655)                                                                                                1,927,655 (d, o)
                                                                                                                  -----------
TOTAL INVESTMENTS
   (COST $39,596,596)                                                                                              33,748,673
                                                                                                                  -----------
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.0)%                                                                  (338,493)
                                                                                                                  -----------
NET ASSETS  - 100.0%                                                                                              $33,410,180
                                                                                                                  ===========

OTHER INFORMATION

The GE Small-Cap Equity Fund Index had the following written options contracts open at June 30, 2009 (unaudited):


                                     STRIKE  NUMBER OF
   CALL OPTIONS     EXPIRATION DATE   PRICE  CONTRACTS    VALUE
------------------  ---------------  ------  ---------  --------
HML Holdings Corp.   September 2009    40       105     $(44,100)
Jarden Corp.          October 2009     23        10         (700)
                                                        --------
                                                        $(44,800)
                                                        ========

           NOTES TO SCHEDULES OF INVESTMENTS June 30, 2009 (unaudited)

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $ 66,935,403; $1,552,817; $5,007,779; $209,315 and $177,469; or 8.50%, 1.35%,
     4.56%, 0.18% and 0.16% of net assets for the GE Money Market Fund, GE Strategic Investment Fund, GE Fixed Income Fund, GE Short-Term Government Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Investment Trust.

(k) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(l) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2009 (as a percentage of net assets) as follows:

FSA     10.78%
FGIC     6.61%
AMBAC    5.97%

(n) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(o) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(p) Illiquid securities. At June 30, 2009, these securities amounted to $ 244,575; and $ 956,598; or 0.21%, and 0.87% of net assets for the GE
     Strategic Investment Fund and GE Fixed Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(q) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date.

*    Less than 0.1%.

**   Amount is less than $0.01.

Abbreviations:

ADR      American Depository Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depository Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
NVDR     Non-Voting Depository Receipt



SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

GE U.S. EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $278,047,088   $    546,945   $     --   $278,594,033
Other Financial Instruments     $      7,440   $         --   $     --   $      7,440

GE CORE VALUE EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $ 32,837,648   $      9,840   $     --   $ 32,847,488
Other Financial Instruments     $      3,900   $         --   $     --   $      3,900

GE SMALL-CAP EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $ 33,741,577   $      7,096   $     --   $ 33,748,673
Other Financial Instruments     $         --   $         --   $     --   $         --

GE GLOBAL EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $ 41,163,546   $     22,248   $     --   $ 41,185,794
Other Financial Instruments     $     (7,581)  $         --   $     --   $     (7,581)

GE INTERNATIONAL EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $ 37,638,254   $     13,476   $     --   $ 37,651,730
Other Financial Instruments     $       (800)  $         --   $     --   $       (800)

GE PREMIER GROWTH EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $163,398,303   $     10,485   $     --   $163,408,788
Other Financial Instruments     $     14,300   $         --   $     --   $     14,300

GE TOTAL RETURN FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $ 85,026,980   $ 31,797,517   $232,542   $117,057,039
Other Financial Instruments     $    (35,675)  $         --   $     --   $    (35,675)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                          investments    other financial
                                                         in securities     instruments
                                                         -------------   ---------------
Balance at 9/30/08                                         $ 710,279           $--
   Accrued discounts/premiums                                   (341)           --
   Realized gain (loss)                                       (3,893)           --
   Change in unrealized appreciation (depreciation)         (135,976)           --
   Net purchases (sales)                                     (54,082)           --
   Net transfers in and out of Level 3                      (161,331)           --
                                                           ---------           ---
Balance at 6/30/09                                         $ 354,656           $--
Change in unrealized loss relating to securities still
   held at 6/30/09                                         $(352,161)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE GOVERNMENT SECURITIES FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $  1,148,470   $110,059,564   $     --   $111,208,034
Other Financial Instruments     $    (31,608)  $         --   $     --   $    (31,608)

GE SHORT-TERM GOVERNMENT FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $  7,584,318   $105,093,182   $945,581   $113,623,081
Other Financial Instruments     $         --   $         --   $     --   $         --

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                          investments    other financial
                                                         in securities     instruments
                                                         -------------   ---------------
Balance at 9/30/08                                         $  50,523           $--
   Accrued discounts/premiums                                  2,505            --
   Realized gain (loss)                                       (3,444)           --
   Change in unrealized appreciation (depreciation)          (75,922)           --
   Net purchases (sales)                                     394,644            --
   Net transfers in and out of Level 3                            --            --
                                                           ---------           ---
Balance at 6/30/09                                         $ 368,306           $--
Change in unrealized loss relating to securities still
   held at 6/30/09                                         $(352,161)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE TAX-EXEMPT FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $  1,128,837   $ 33,868,960   $     --   $ 34,997,797
Other Financial Instruments     $         --   $         --   $     --   $         --

GE FIXED INCOME FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $  3,346,646   $110,644,975   $717,880   $114,709,501
Other Financial Instruments     $    (70,534)  $         --   $     --   $    (70,534)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                          investments    other financial
                                                         in securities     instruments
                                                         -------------   ---------------
Balance at 9/30/08                                         $2,850,143          $--
   Accrued discounts/premiums                                     528           --
   Realized gain (loss)                                       (17,779)          --
   Change in unrealized appreciation (depreciation)          (548,235)          --
   Net purchases (sales)                                     (212,086)          --
   Net transfers in and out of Level 3                       (592,428)          --
                                                           ----------          ---
Balance at 6/30/09                                         $1,480,143          $--
Change in unrealized loss relating to securities still
   held at 6/30/09                                         $ (352,161)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  August 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Funds

Date:  August 26, 2009